UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-04550

The MainStay Funds

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive offices)                   (Zip Code)

George S. Shively, 51 Madison Avenue, New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code:    212-576-7000

Date of fiscal year end:     October 31

Date of reporting period:    July 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2010 is filed herewith.
MainStay Common Stock Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.4%†
	Aerospace & Defense 1.7%
	Boeing Co. (The)	13,318	$907,489
	Honeywell International, Inc.	26,398	1,131,418
	L-3 Communications Holdings, Inc.	4,448	324,882
	Raytheon Co.	41,213	1,906,925
			4,270,714
	Air Freight & Logistics 0.5%
	FedEx Corp.	16,532	1,364,717

	Airlines 0.7%
	Southwest Airlines Co.	156,093	1,880,921

	Auto Components 0.2%
	Johnson Controls, Inc.	19,422	559,548

	Automobiles 0.8%
	Ford Motor Co. (a)	142,761	1,823,058
	Harley-Davidson, Inc.	3,285	89,450
			1,912,508
	Beverages 2.0%
	Coca-Cola Co. (The)	20,034	1,104,074
	Dr. Pepper Snapple Group, Inc.	52,022	1,953,426
	PepsiCo, Inc.	30,742	1,995,463
			5,052,963
	Biotechnology 1.7%
	Amgen, Inc. (a)	58,977	3,216,016
	Cephalon, Inc. (a)	20,053	1,138,008
			4,354,024
	Capital Markets 0.9%
	Bank of New York Mellon Corp. (The)	36,722	920,621
	Goldman Sachs Group, Inc. (The)	4,556	687,136
	Morgan Stanley	9,658	260,669
	Northern Trust Corp.	10,684	502,041
			2,370,467
	Chemicals 2.3%
	Ashland, Inc.	25,603	1,301,913
	CF Industries Holdings, Inc.	8,400	681,996
	Cytec Industries, Inc.	2,163	107,977
	E.I. du Pont de Nemours & Co.	23,447	953,589
	Lubrizol Corp. (The)	14,525	1,357,942
	PPG Industries, Inc.	15,330	1,064,975
	RPM International, Inc.	2,319	43,528
	Sherwin-Williams Co. (The)	1,802	124,608
	Valspar Corp.	907	28,489
			5,665,017
	Commercial Banks 3.1%
	Fifth Third Bancorp	36,768	467,321
	PNC Financial Services Group, Inc.	28,154	1,672,066
¤	Wells Fargo & Co.	201,758	5,594,750
			7,734,137
	Commercial Services & Supplies 0.1%
	Cintas Corp.	4,578	121,134
	R.R. Donnelley & Sons Co.	13,206	222,785
			343,919
	Communications Equipment 2.6%
	Cisco Systems, Inc. (a)	76,696	1,769,377
	CommScope, Inc. (a)	6,968	141,729
	Harris Corp.	41,761	1,859,617
	Motorola, Inc. (a)	280,966	2,104,436
	QUALCOMM, Inc.	15,491	589,897
	Tellabs, Inc.	27,600	192,648
			6,657,704
	Computers & Peripherals 7.3%
¤	Apple, Inc. (a)	23,250	5,981,063
	Dell, Inc. (a)	190,434	2,521,346
	EMC Corp. (a)	129,621	2,565,200
	Hewlett-Packard Co.	101,955	4,694,008
	Lexmark International, Inc. Class A (a)	26,467	972,662
	SanDisk Corp. (a)	10,524	459,899
	Western Digital Corp. (a)	45,298	1,195,414
			18,389,592
	Construction & Engineering 0.0%‡
	Shaw Group, Inc. (The) (a)	2,297	73,596

	Consumer Finance 0.1%
	Discover Financial Services	7,693	117,472

	Diversified Financial Services 4.6%
¤	Bank of America Corp.	386,424	5,425,393
	Citigroup, Inc. (a)	43,826	179,687
¤	JPMorgan Chase & Co.	151,395	6,098,190
			11,703,270
	Diversified Telecommunication Services 4.0%
¤	AT&T, Inc.	228,233	5,920,364
	Frontier Communications Corp.	275	2,101
	Qwest Communications International, Inc.	37,238	210,767
	Verizon Communications, Inc.	134,295	3,902,613
			10,035,845
	Electric Utilities 0.1%
	Duke Energy Corp.	13,768	235,433
	Exelon Corp.	804	33,631
			269,064
	Electrical Equipment 1.5%
	Ametek, Inc.	151	6,685
	Emerson Electric Co.	59,787	2,961,848
	Hubbel, Inc. Class B	7,203	339,910
	Regal-Beloit Corp.	8,403	511,154
			3,819,597
	Energy Equipment & Services 0.2%
	Smith International, Inc.	10,594	439,439

	Food & Staples Retailing 3.9%
	Costco Wholesale Corp.	40,767	2,311,896
	Kroger Co. (The)	65,118	1,379,199
	Safeway, Inc.	96,205	1,976,051
	Wal-Mart Stores, Inc.	56,468	2,890,597
	Walgreen Co.	46,065	1,315,156
			9,872,899
	Food Products 2.1%
	ConAgra Foods, Inc.	86,819	2,038,510
	Corn Products International, Inc.	18,413	613,889
	Sara Lee Corp.	36,571	540,885
	Tyson Foods, Inc. Class A	115,288	2,018,693
			5,211,977
	Gas Utilities 0.1%
	Atmos Energy Corp.	3,415	99,035
	Energen Corp.	205	9,110
	Nicor, Inc.	5,020	219,826
			327,971
	Health Care Equipment & Supplies 0.7%
	Baxter International, Inc.	1,797	78,654
	CareFusion Corp. (a)	61,739	1,300,841
	Hospira, Inc. (a)	8,322	433,576
	Medtronic, Inc.	66	2,440
	Stryker Corp.	961	44,754
			1,860,265
	Health Care Providers & Services 4.3%
	Aetna, Inc.	6,266	174,508
	AmerisourceBergen Corp.	64,130	1,921,976
	Cardinal Health, Inc.	68,002	2,194,425
	Express Scripts, Inc. (a)	1,525	68,899
	Health Net, Inc. (a)	16,452	387,445
	Humana, Inc. (a)	47,313	2,224,657
	McKesson Corp.	30,356	1,906,964
	Medco Health Solutions, Inc. (a)	21,478	1,030,944
	UnitedHealth Group, Inc.	32,622	993,340
			10,903,158
	Hotels, Restaurants & Leisure 1.3%
	Darden Restaurants, Inc.	38,832	1,626,673
	Panera Bread Co. Class A (a)	6,253	489,047
	Starbucks Corp.	42,126	1,046,831
			3,162,551
	Household Durables 0.8%
	Leggett & Platt, Inc.	10,822	225,530
	Whirlpool Corp.	22,796	1,898,907
			2,124,437
	Household Products 1.0%
	Procter & Gamble Co. (The)	41,406	2,532,391

	Independent Power Producers & Energy Traders 0.5%
	Constellation Energy Group, Inc.	36,491	1,153,116
	NRG Energy, Inc. (a)	2,962	67,178
			1,220,294
	Industrial Conglomerates 2.3%
	3M Co.	17,926	1,533,390
	Carlisle Cos., Inc.	11,064	372,636
	General Electric Co.	228,286	3,679,970
	Textron, Inc.	3,825	79,407
			5,665,403
	Insurance 3.8%
	ACE, Ltd.	5,459	289,764
	American Financial Group, Inc.	2,478	73,027
	Berkshire Hathaway, Inc. Class B (a)	11,025	861,273
	Chubb Corp. (The)	40,891	2,152,093
	Hartford Financial Services Group, Inc. (The)	52,089	1,219,404
	HCC Insurance Holdings, Inc.	1,134	29,620
	Principal Financial Group, Inc.	14,152	362,433
	Progressive Corp. (The)	2,035	39,967
	Prudential Financial, Inc.	32,739	1,875,617
	Travelers Cos., Inc. (The)	53,027	2,675,212
			9,578,410
	Internet Software & Services 1.3%
	AOL, Inc. (a)	7,513	157,172
	eBay, Inc. (a)	449	9,388
	Google, Inc. Class A (a)	4,465	2,164,855
	VeriSign, Inc. (a)	29,445	828,877
			3,160,292
	IT Services 2.8%
	Computer Sciences Corp.	9,877	447,724
	Hewitt Associates, Inc. Class A (a)	6,615	324,797
¤	International Business Machines Corp.	48,250	6,195,300
	Total System Services, Inc.	2,263	33,741
			7,001,562
	Machinery 2.5%
	AGCO Corp. (a)	18,818	654,114
	Caterpillar, Inc.	35,809	2,497,678
	Lincoln Electric Holdings, Inc.	505	27,886
	Oshkosh Corp. (a)	23,328	802,017
	PACCAR, Inc.	9,797	448,898
	Parker Hannifin Corp.	19,252	1,195,934
	SPX Corp.	405	24,122
	Timken Co. (The)	22,832	767,612
			6,418,261
	Media 3.3%
	Comcast Corp. Class A	127,330	2,479,115
	DIRECTV Class A (a)	76,332	2,836,497
	Interpublic Group of Cos., Inc. (The) (a)	13,684	125,072
	McGraw-Hill Cos., Inc. (The)	3,208	98,454
	News Corp. Class A	8,948	116,771
	Omnicom Group, Inc.	28,509	1,062,245
	Time Warner Cable, Inc.	25,817	1,475,958
	Time Warner, Inc.	2,769	87,113
	Washington Post Co. Class B	296	124,465
			8,405,690
	Metals & Mining 1.4%
	Freeport-McMoRan Copper & Gold, Inc.	41,272	2,952,599
	Newmont Mining Corp.	3,883	217,060
	Reliance Steel & Aluminum Co.	7,156	281,087
			3,450,746
	Multi-Utilities 0.5%
	Integrys Energy Group, Inc.	26,727	1,265,524
	MDU Resources Group, Inc.	5,243	103,549
			1,369,073
	Multiline Retail 2.6%
	Big Lots, Inc. (a)	30,962	1,062,306
	Family Dollar Stores, Inc.	33,949	1,403,791
	J.C. Penney Co., Inc.	646	15,911
	Kohl's Corp. (a)	8,873	423,153
	Nordstrom, Inc.	662	22,508
	Sears Holdings Corp. (a)	10,726	761,546
	Target Corp.	56,217	2,885,057
			6,574,272
	Oil, Gas & Consumable Fuels 9.3%
	Anadarko Petroleum Corp.	6,172	303,416
	Apache Corp.	3,531	337,493
	Chesapeake Energy Corp.	9,578	201,425
¤	Chevron Corp.	77,706	5,921,974
	Cimarex Energy Co.	5,856	403,303
	ConocoPhillips	75,483	4,168,171
	Devon Energy Corp.	11,098	693,514
¤	Exxon Mobil Corp.	80,882	4,827,038
	Hess Corp.	7,426	397,959
	Marathon Oil Corp.	79,894	2,672,454
	Murphy Oil Corp.	42,535	2,328,791
	Newfield Exploration Co. (a)	4,603	246,076
	QEP Resources, Inc. (a)	9,078	312,465
	Sunoco, Inc.	15,465	551,637
	Valero Energy Corp.	6,590	111,964
	Williams Cos., Inc.	3,301	64,073
			23,541,753
	Paper & Forest Products 0.9%
	International Paper Co.	87,303	2,112,733
	MeadWestvaco Corp.	2,244	53,766
			2,166,499
	Personal Products 0.7%
	Estee Lauder Cos., Inc. (The) Class A	27,023	1,682,182

	Pharmaceuticals 4.7%
	Abbott Laboratories	11,587	568,690
	Bristol-Myers Squibb Co.	15,762	392,789
	Eli Lilly & Co.	43,901	1,562,876
	Endo Pharmaceuticals Holdings, Inc. (a)	6,935	166,509
	Forest Laboratories, Inc. (a)	34,314	952,214
¤	Johnson & Johnson	103,311	6,001,336
	King Pharmaceuticals, Inc. (a)	44,507	389,881
	Merck & Co., Inc.	20,453	704,810
	Pfizer, Inc.	71,285	1,069,275
			11,808,380
	Real Estate Investment Trusts 0.9%
	Duke Realty Corp.	40,577	485,301
	Public Storage	16,978	1,665,881
			2,151,182
	Road & Rail 0.3%
	Ryder System, Inc.	18,813	821,564

	Semiconductors & Semiconductor Equipment 2.1%
	Intel Corp.	232,922	4,798,193
	Micron Technology, Inc. (a)	78,186	569,194
			5,367,387
	Software 4.5%
	BMC Software, Inc. (a)	3,863	137,445
	CA, Inc.	65,571	1,282,569
	Intuit, Inc. (a)	17,365	690,259
¤	Microsoft Corp.	268,774	6,937,057
	Oracle Corp.	18,771	443,746
	Symantec Corp. (a)	147,815	1,917,161
			11,408,237
	Specialty Retail 3.5%
	Advance Auto Parts, Inc.	19,417	1,039,392
	Best Buy Co., Inc.	37,040	1,283,806
	GameStop Corp. Class A (a)	11,086	222,274
	Gap, Inc. (The)	75,101	1,360,079
	Limited Brands, Inc.	62,939	1,613,756
	Lowe's Cos., Inc.	9,531	197,673
	PetSmart, Inc.	10,515	326,491
	Ross Stores, Inc.	13,308	700,799
	TJX Cos., Inc.	50,363	2,091,072
	Williams-Sonoma, Inc.	832	22,223
			8,857,565
	Textiles, Apparel & Luxury Goods 0.3%
	NIKE, Inc. Class B	10,386	764,825

	Tobacco 0.6%
	Philip Morris International, Inc.	27,448	1,400,946

	Trading Companies & Distributors 0.8%
	W.W. Grainger, Inc.	17,330	1,941,133

	Wireless Telecommunication Services 0.2%
	Sprint Nextel Corp. (a)	45,488	207,880
	Telephone and Data Systems, Inc.	11,366	387,922
			595,802
	Total Common Stocks (Cost $242,503,580)		248,361,621

	Exchange Traded Fund 1.3% (b)
	S&P 500 Index―SPDR Trust Series 1	30,057	3,314,385
	Total Exchange Traded Fund (Cost $3,200,308)		3,314,385

		Principal Amount	Value
	Short-Term Investment 0.2%
	Repurchase Agreement 0.2%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $428,148 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $415,000 and a Market Value of $439,942)	$428,148	428,148
	Total Short-Term Investment (Cost $428,148)		428,148

	Total Investments (Cost $246,132,036) (c)	99.9%	252,104,154

	Other Assets, Less Liabilities	0.1	152,604
	Net Assets	100.0%	$252,256,758

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At July 31, 2010, cost is $258,907,243 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$15,457,638
Gross unrealized depreciation	(22,260,727)
Net unrealized depreciation	$(6,803,089)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$248,361,621	$—	$—	$248,361,621
Exchange Traded Funds	3,314,385	—	—	3,314,385
Short-Term Investment
Repurchase Agreement	—	428,148	—	428,148
Total Investments in Securities	$251,676,006	$428,148	$—	$252,104,154

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund
Portfolio of Investments July 31, 2010 unaudited
Principal Amount	Value
	Convertible Securities 88.3%†
	Convertible Bonds 80.4%
	Aerospace & Defense 3.3%
	GenCorp, Inc. 4.063%, due 12/31/39 (a)	$10,500,000	$9,463,125
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	6,455,000	6,479,206
	3.00%, due 8/1/35	516,000	517,935
	Triumph Group, Inc. 2.625%, due 10/1/26	5,269,000	7,692,740
			24,153,006
	Airlines 1.1%
	AMR Corp. 6.25%, due 10/15/14	8,104,000	8,215,430

	Auto Manufacturers 1.4%
	Ford Motor Co. 4.25%, due 11/15/16	6,666,000	10,173,982

	Auto Parts & Equipment 2.1%
	BorgWarner, Inc. 3.50%, due 4/15/12	5,448,000	7,756,590
	ArvinMeritor, Inc. 4.00%, due 2/15/27	8,395,000	7,545,006
			15,301,596
	Banks 3.6%
¤	JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	20,170,427	26,497,890

	Biotechnology 5.0%
	Amgen, Inc. 0.375%, due 2/1/13	13,459,000	13,559,942
	Gilead Sciences, Inc. 1.00%, due 5/1/14 (a)	7,606,000	7,606,000
¤	Incyte Corp., Ltd. 4.75%, due 10/1/15 (a)	8,975,000	15,122,875
			36,288,817
	Coal 3.5%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	5,952,000	6,338,880
	Patriot Coal Corp. 3.25%, due 5/31/13 (a)	5,030,000	4,319,512
	Peabody Energy Corp. 4.75%, due 12/15/66	13,794,000	14,725,095
			25,383,487
	Commercial Services 0.4%
	United Rentals, Inc. 4.00%, due 11/15/15	1,897,000	2,568,064

	Computers 3.5%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15 (a)	8,510,000	9,329,087
	EMC Corp. 1.75%, due 12/1/11	9,440,000	12,224,800
	SanDisk Corp. 1.00%, due 5/15/13	4,443,000	4,076,453
			25,630,340
	Distribution & Wholesale 0.6%
	WESCO International, Inc. 6.00%, due 9/15/29	3,093,000	4,585,373

	Electrical Components & Equipment 0.8%
	General Cable Corp. 0.875%, due 11/15/13	6,826,000	6,109,270

	Electronics 3.3%
¤	Fisher Scientific International, Inc. 3.25%, due 3/1/24	13,775,000	16,375,031
	TTM Technologies, Inc. 3.25%, due 5/15/15	7,990,000	7,460,663
			23,835,694
	Energy - Alternate Sources 1.5%
	Covanta Holding Corp. 1.00%, due 2/1/27	11,153,000	10,637,174

	Entertainment 1.2%
	Lions Gate Entertainment Corp. 3.625%, due 3/15/25	5,363,000	5,242,333
	Lions Gate Entertainment, Inc. 3.625%, due 3/15/25	3,697,000	3,738,591
			8,980,924
	Food 1.5%
	Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	9,664,000	5,218,560
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	5,749,000	5,051,934
	3.375%, due 5/15/27	462,000	405,982
			10,676,476
	Health Care - Products 4.6%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	15,605,000	10,318,806
¤	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	2,230,000	2,255,088
	1.625%, due 4/15/13	13,741,000	13,895,586
	NuVasive, Inc. 2.25%, due 3/15/13	6,541,000	6,720,877
			33,190,357
	Housewares 0.5%
	Newell Rubbermaid, Inc. 5.50%, due 3/15/14	1,962,000	3,774,398

	Internet 2.2%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	9,147,056	915
	Symantec Corp. 0.75%, due 6/15/11	3,170,000	3,162,075
	TeleCommunication Systems, Inc. 4.50%, due 11/1/14 (a)	4,830,000	3,984,750
	VeriSign, Inc. 3.25%, due 8/15/37	9,139,000	8,727,745
			15,875,485
	Iron & Steel 4.7%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	11,021,000	15,029,889
	ArcelorMittal 5.00%, due 5/15/14	4,668,000	5,975,040
	Steel Dynamics, Inc. 5.125%, due 6/15/14	5,597,000	6,380,580
	United States Steel Corp. 4.00%, due 5/15/14	4,363,000	6,822,641
			34,208,150
	Media 0.9%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	8,245,000	6,657,838

	Mining 0.8%
	Alcoa, Inc. 5.25%, due 3/15/14	1,417,000	2,649,790
	Sterlite Industries India, Ltd. 4.00%, due 10/30/14	3,036,000	2,952,510
			5,602,300
	Miscellaneous - Manufacturing 0.9%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	2,903,000	6,201,534

	Oil & Gas 3.7%
	BPZ Resources, Inc. 6.50%, due 3/1/15 (a)	3,020,000	2,861,450
	Chesapeake Energy Corp. 2.50%, due 5/15/37	5,722,000	4,634,820
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	5,229,000	5,562,349
	Transocean, Inc. Series C 1.50%, due 12/15/37	15,967,000	13,951,166
			27,009,785
	Oil & Gas Services 6.0%
¤	Cameron International Corp. 2.50%, due 6/15/26	16,537,000	20,671,250
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	13,927,000	23,188,455
			43,859,705
	Pharmaceuticals 9.4%
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	12,639,000	15,419,580
	Biovail Corp. 5.375%, due 8/1/14 (a)	7,115,000	11,215,019
	Cephalon, Inc. 2.50%, due 5/1/14	12,745,000	13,684,944
	Isis Pharmaceuticals, Inc. 2.625%, due 2/15/27	12,265,000	11,989,037
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	14,407,000	16,153,849
			68,462,429
	Real Estate Investment Trusts 1.1%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	7,604,227

	Semiconductors 4.1%
	Intel Corp. 3.25%, due 8/1/39 (a)	3,198,000	3,805,620
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,318,000	8,817,080
	ON Semiconductor Corp. 2.625%, due 12/15/26	11,402,000	11,202,465
	Verigy, Ltd. 5.25%, due 7/15/14	5,968,000	6,109,740
			29,934,905
	Software 1.7%
	Microsoft Corp. (zero coupon), due 6/15/13 (a)	8,865,000	9,119,869
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	3,170,000	3,514,737
			12,634,606
	Telecommunications 6.7%
	Anixter International, Inc. 1.00%, due 2/15/13	8,293,000	8,085,675
	Ciena Corp. 4.00%, due 3/15/15 (a)	7,225,000	7,017,281
	CommScope, Inc. 3.25%, due 7/1/15	10,927,000	11,077,246
	Comtech Telecommunications Corp. 3.00%, due 5/1/29 (a)	1,580,000	1,477,300
	SBA Communications Corp. 1.875%, due 5/1/13	8,226,000	8,647,583
	Virgin Media, Inc. 6.50%, due 11/15/16	8,791,000	12,252,456
			48,557,541
	Transportation 0.3%
	DryShips, Inc. 5.00%, due 12/1/14	2,532,000	2,171,190

	Total Convertible Bonds (Cost $554,525,653)		584,781,973
		Shares	Value
	Convertible Preferred Stocks 7.9%
	Diversified Financial Services 2.1%
¤	Citigroup, Inc. 7.50%	126,700	15,419,390

	Electric 0.7%
	PPL Corp. 9.50%	92,100	5,138,259

	Insurance 1.6%
	Hartford Financial Services Group, Inc. 7.25%	461,700	11,311,650

	Oil & Gas 2.3%
	Apache Corp. 6.00%	251,400	13,658,562
	Whiting Petroleum Corp. 6.25%	15,800	3,381,200
			17,039,762
	Telecommunications 1.2%
	Crown Castle International Corp. 6.25%	150,000	8,791,500

	Total Convertible Preferred Stocks (Cost $54,750,669)		57,700,561

	Total Convertible Securities (Cost $609,276,322)		642,482,534

	Common Stocks 8.5%
	Apparel 0.7%
	Iconix Brand Group, Inc. (f)	294,200	4,842,532

	Biotechnology 0.5%
	Enzon Pharmaceuticals, Inc. (f)	346,232	3,787,778

	Computers 0.9%
	Hewlett-Packard Co.	135,800	6,252,232

	Diversified Financial Services 0.5%
	Bank of America Corp.	216,500	3,039,660
	Morgan Stanley	34,800	939,252
			3,978,912
	Electronics 0.2%
	Viasystems Group, Inc. (e)(f)	120,929	1,864,725

	Health Care - Products 0.2%
	Boston Scientific Corp. (f)	284,600	1,593,760

	Oil & Gas 0.9%
	Forest Oil Corp. (f)	83,100	2,375,829
	Frontier Oil Corp.	187,700	2,306,833
	Transocean, Ltd. (f)	35,100	1,621,971
			6,304,633
	Oil & Gas Services 2.0%
	Baker Hughes, Inc.	124,900	6,028,923
	Gulf Island Fabrication, Inc.	16,900	303,524
	Halliburton Co.	195,626	5,845,305
	ION Geophysical Corp. (f)	530,100	2,327,139
			14,504,891
	Pharmaceuticals 0.9%
	Merck & Co., Inc.	191,917	6,613,460

	Retail 0.6%
	Costco Wholesale Corp.	77,203	4,378,182

	Software 0.7%
	Microsoft Corp.	191,600	4,945,196

	Transportation 0.4%
	Tidewater, Inc.	65,800	2,696,484

	Total Common Stocks (Cost $73,161,906)		61,762,785

		Principal Amount	Value
	Short-Term Investment 1.1%
	Repurchase Agreement 1.1%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $7,985,409 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $7,685,000 and a Market Value of $8,146,869)	$7,985,403	7,985,403
	Total Short-Term Investment (Cost $7,985,403)		7,985,403

	Total Investments (Cost $690,423,631) (g)	97.9%	712,230,722

	Other Assets, Less Liabilities	2.1	15,140,410

	Net Assets	100.0%	$727,371,132

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Restricted security.
(c)	Issue in default.
(d)	Fair valued security - The total market value of this security at July 31, 2010 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Illiquid security. The total market value of these securities at July 31, 2010 is $1,865,640, which represents 0.3% of the Fund's net assets.
(f)	Non-income producing security.
(g)	At July 31, 2010, cost is $691,848,661 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$62,295,681
Gross unrealized depreciation	(41,913,620)
Net unrealized appreciation	$20,382,061

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$584,781,058	$915	$584,781,973
Convertible Preferred Stocks	57,700,561	—	—	57,700,561
Total Convertible Securities	57,700,561	584,781,058	915	642,482,534
Common Stocks	61,762,785	—	—	61,762,785
Short-Term Investment
Repurchase Agreement	—	7,985,403	—	7,985,403
Total Investments in Securities	$119,463,346	$592,766,461	$915	$712,230,722

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Convertible Bonds
Internet	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-
Total	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-

As of July 31, 2010, the Fund held the following restricted security:

	Date of	Principal		7/31/10	Percentage of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond
4.75% due 12/31/49	7/25/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Diversified Income Fund

Portfolio of Investments ††† July 31, 2010 unaudited

Principal Amount	Value
Long-Term Bonds 94.6%†
Asset-Backed Securities 7.0%
Airlines 1.2%
American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 5/23/21	$1,033,258	$867,937
United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	951,726	1,029,053
		1,896,990
Diversified Financial Services 0.1%
Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (a)	110,000	107,430

Home Equity 4.8%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	53,609	53,700
Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	82,018	82,324
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.399%, due 5/25/37 (c)	918,558	678,215
Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.389%, due 4/25/37 (c)	424,340	390,143
First NLC Trust Series 2007-1, Class A1 0.399%, due 8/25/37 (a)(c)	883,418	590,569
GSAA Home Equity Trust Series 2006-14, Class A1 0.379%, due 9/25/36 (c)	1,562,236	716,679
Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.459%, due 4/25/37 (c)	588,457	477,899
JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.429%, due 3/25/47 (c)	700,484	475,069
Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.379%, due 11/25/36 (c)	295,000	205,291
Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.439%, due 3/25/37 (c)	971,407	640,991
Morgan Stanley ABS Capital I, Inc.
Series 2006-HE8, Class A2B 0.429%, due 10/25/36 (c)	550,000	448,891
Series 2007-HE4, Class A2A 0.439%, due 2/25/37 (c)	556,780	495,667
Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37	1,180,228	890,148
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class 2A1 0.409%, due 6/25/37 (c)	599,820	493,856
Series 2006-EQ2, Class A2 0.439%, due 1/25/37 (c)	896,116	743,739
		7,383,181
Student Loans ABS 0.9%
Keycorp Student Loan Trust Series 2000-A, Class A2 0.817%, due 5/25/29 (c)	848,206	730,972
Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.419%, due 5/25/37 (c)	912,224	610,556
		1,341,528

Total Asset-Backed Securities (Cost $10,822,889)		10,729,129

Convertible Bonds 2.5%
Aerospace & Defense 0.1%
Triumph Group, Inc. 2.625%, due 10/1/26	53,000	77,380

Auto Manufacturers 0.0%‡
Ford Motor Co. 4.25%, due 11/15/16	32,000	48,840

Auto Parts & Equipment 0.1%
BorgWarner, Inc. 3.50%, due 4/15/12	143,000	203,596

Banks 0.1%
JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	129,375	169,960

Biotechnology 0.2%
Amgen, Inc. 0.375%, due 2/1/13	196,000	197,470
Gilead Sciences, Inc. 1.00%, due 5/1/14 (a)	48,000	48,000
Life Technologies Corp.
1.50%, due 2/15/24	12,000	12,990
3.25%, due 6/15/25	88,000	94,160
		352,620
Coal 0.1%
Alpha Natural Resources, Inc. 2.375%, due 4/15/15	48,000	51,120
Peabody Energy Corp. 4.75%, due 12/15/66	51,000	54,443
		105,563
Computers 0.1%
EMC Corp. 1.75%, due 12/1/11	121,000	156,695

Distribution & Wholesale 0.0%‡
WESCO International, Inc. 6.00%, due 9/15/29	34,000	50,405

Electrical Components & Equipment 0.0%‡
General Cable Corp. 0.875%, due 11/15/13	56,000	50,120

Electronics 0.1%
Fisher Scientific International, Inc. 3.25%, due 3/1/24	82,000	97,477
TTM Technologies, Inc. 3.25%, due 5/15/15	49,000	45,754
		143,231
Energy - Alternate Sources 0.1%
Covanta Holding Corp. 1.00%, due 2/1/27	167,000	159,276

Entertainment 0.0%‡
Lions Gate Entertainment Corp. 3.625%, due 3/15/25	15,000	14,663
Lions Gate Entertainment, Inc. 3.625%, due 3/15/25	24,000	24,270
		38,933
Food 0.1%
Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	62,000	33,480
Spartan Stores, Inc.
3.375%, due 5/15/27 (a)	118,000	103,692
3.375%, due 5/15/27	40,000	35,150
		172,322
Hand & Machine Tools 0.1%
Stanley Black & Decker, Inc. (zero coupon), due 5/17/12 (c)	89,000	96,013

Health Care - Products 0.3%
Beckman Coulter, Inc. 2.50%, due 12/15/36	93,000	95,209
Medtronic, Inc. 1.625%, due 4/15/13	331,000	334,723
		429,932
Internet 0.0%‡
At Home Corp. 4.75%, due 12/31/49 (d)(e)(f)(g)	504,238	50

Iron & Steel 0.2%
Allegheny Technologies, Inc. 4.25%, due 6/1/14	149,000	203,199
ArcelorMittal 5.00%, due 5/15/14	36,000	46,080
Steel Dynamics, Inc. 5.125%, due 6/15/14	37,000	42,180
United States Steel Corp. 4.00%, due 5/15/14	27,000	42,221
		333,680
Media 0.0%‡
Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	35,000	28,263

Mining 0.0%‡
Alcoa, Inc. 5.25%, due 3/15/14	10,000	18,700

Miscellaneous - Manufacturing 0.1%
Ingersoll-Rand Co. 4.50%, due 4/15/12	10,000	21,363
Textron, Inc. 4.50%, due 5/1/13	42,000	72,292
		93,655
Oil & Gas 0.2%
Chesapeake Energy Corp. 2.50%, due 5/15/37	165,000	133,650
St. Mary Land & Exploration Co. 3.50%, due 4/1/27	53,000	56,379
Transocean, Inc.
Series C 1.50%, due 12/15/37	154,000	134,557
Series A 1.625%, due 12/15/37	44,000	43,230
		367,816
Oil & Gas Services 0.2%
Cameron International Corp. 2.50%, due 6/15/26	72,000	90,000
Core Laboratories, L.P. 0.25%, due 10/31/11	122,000	203,130
		293,130
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	149,000	167,066

Semiconductors 0.1%
Microchip Technology, Inc. 2.125%, due 12/15/37	25,000	26,500
ON Semiconductor Corp. 2.625%, due 12/15/26	49,000	48,143
		74,643
Software 0.1%
Microsoft Corp. (zero coupon), due 6/15/13 (a)	57,000	58,639
SYNNEX Corp. 4.00%, due 5/15/18 (a)	25,000	27,719
		86,358
Telecommunications 0.1%
Anixter International, Inc. 1.00%, due 2/15/13	46,000	44,850
CommScope, Inc. 3.25%, due 7/1/15	34,000	34,468
SBA Communications Corp. 1.875%, due 5/1/13	78,000	81,997
		161,315
Total Convertible Bonds (Cost $3,850,910)		3,879,562

	Corporate Bonds 53.4%
	Advertising 0.6%
	Lamar Media Corp. 6.625%, due 8/15/15	920,000	915,400

	Aerospace & Defense 0.0%‡
	BE Aerospace, Inc. 8.50%, due 7/1/18	60,000	65,250

	Agriculture 0.3%
	Altria Group, Inc. 9.70%, due 11/10/18	295,000	386,497
	Cargill, Inc. 4.375%, due 6/1/13 (a)	85,000	90,939
			477,436
	Airlines 1.8%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	627,132	602,046
	9.798%, due 4/1/21	569,405	535,241
	Delta Air Lines, Inc.
	6.20%, due 7/2/18	550,000	559,625
	12.25%, due 3/15/15 (a)	600,000	657,750
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	476,922	457,845
			2,812,507
	Auto Manufacturers 1.5%
	Ford Holdings LLC 9.30%, due 3/1/30	155,000	161,975
	Ford Motor Co. 6.625%, due 10/1/28	280,000	238,000
	General Motors Corp. 8.375%, due 7/15/33 (f)	2,665,000	919,425
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (a)	500,000	532,565
	Navistar International Corp. 8.25%, due 11/1/21	450,000	475,875
			2,327,840
	Auto Parts & Equipment 0.2%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	230,000	257,600

	Banks 6.6%
¤	AgriBank FCB 9.125%, due 7/15/19	1,600,000	1,910,681
	BAC Capital Trust XIV 5.63%, due 9/29/49 (c)	800,000	560,000
	Bank of America Corp. 5.625%, due 7/1/20	1,400,000	1,444,551
¤	CIT Group, Inc.
	7.00%, due 5/1/14	262,705	255,481
	7.00%, due 5/1/15	157,705	151,988
	7.00%, due 5/1/16	262,843	250,358
	7.00%, due 5/1/17	367,980	346,821
¤	Citigroup, Inc.
	8.125%, due 7/15/39	790,000	961,243
	8.50%, due 5/22/19	45,000	54,685
	GMAC, Inc.
	8.00%, due 11/1/31	507,000	494,959
	8.30%, due 2/12/15 (a)	700,000	736,750
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (c)	1,000,000	1,044,620
	Morgan Stanley 5.625%, due 9/23/19	100,000	101,645
	PNC Funding Corp. 5.625%, due 2/1/17	675,000	725,595
	Regions Financial Corp. 7.00%, due 3/1/11	110,000	111,250
	Whitney National Bank 5.875%, due 4/1/17	1,000,000	906,327
			10,056,954
	Beverages 0.2%
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	95,000	129,213
	Constellation Brands, Inc. 7.25%, due 9/1/16	155,000	161,588
			290,801
	Building Materials 1.9%
	Associated Materials LLC/Associated Materials Finance, Inc. 9.875%, due 11/15/16	575,000	623,156
	Nortek, Inc. 11.00%, due 12/1/13	276,222	294,867
	Texas Industries, Inc.
	Series Unrestricted 7.25%, due 7/15/13	535,000	544,362
	9.25%, due 8/15/20 (a)	740,000	743,700
	U.S. Concrete, Inc. 8.375%, due 4/1/14 (f)	550,000	288,750
	USG Corp. 9.50%, due 1/15/18	445,000	437,213
			2,932,048
	Chemicals 3.0%
	Chevron Phillips Chemical Co. LLC 7.00%, due 6/15/14 (a)	595,000	688,201
¤	Dow Chemical Co. (The) 8.55%, due 5/15/19	1,330,000	1,661,001
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 9.75%, due 11/15/14	450,000	448,312
	Huntsman International LLC 5.50%, due 6/30/16 (a)	875,000	805,000
	Rohm & Haas Co. 7.85%, due 7/15/29	933,000	1,039,625
			4,642,139
	Coal 0.5%
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (a)	750,000	783,750

	Commercial Services 2.5%
	ARAMARK Corp. 8.50%, due 2/1/15	900,000	930,375
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	450,000	444,375
	Hertz Corp. (The) 8.875%, due 1/1/14	1,250,000	1,287,500
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (d)(e)(h)	5,000	260
	9.75%, due 1/15/49 (d)(e)(h)	160,000	8,320
	Service Corp. International 8.00%, due 11/15/21	450,000	469,125
	United Rentals North America, Inc. 9.25%, due 12/15/19	600,000	633,000
			3,772,955
	Computers 0.5%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	700,000	735,000

	Diversified Financial Services 5.1%
	American Express Co. 6.80%, due 9/1/66 (c)	750,000	731,250
	American General Finance Corp. 3.25%, due 1/16/13	750,000	822,891
	Capital One Capital III 7.686%, due 8/15/36	1,150,000	1,144,250
	General Electric Capital Corp. 6.50%, due 9/15/67 (c)	£1,000,000	1,412,234
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (c)	$1,175,000	1,028,125
	Icahn Enterprises, L.P./Icahn Enterprises Finance Corp. 7.75%, due 1/15/16	1,000,000	1,002,500
¤	SLM Corp. 4.75%, due 3/17/14	€1,000,000	1,144,241
	8.00%, due 3/25/20	$500,000	443,750
			7,729,241
	Electric 1.2%
	Edison Mission Energy 7.50%, due 6/15/13	700,000	591,500
	Energy Future Holdings Corp. 11.25%, due 11/1/17 (i)	583,000	378,950
	NRG Energy, Inc.
	7.25%, due 2/1/14	345,000	353,625
	8.50%, due 6/15/19	450,000	472,500
			1,796,575
	Energy - Alternate Sources 0.1%
	Paiton Energy Funding B.V. 9.34%, due 2/15/14	88,105	90,748

	Entertainment 1.3%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	82,000	75,235
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13	1,000,000	837,500
	6.875%, due 2/15/15	10,000	6,550
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	825,000	800,250
	River Rock Entertainment Authority (The) 9.75%, due 11/1/11	270,000	252,450
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (d)(e)	57,417	40,192
			2,012,177
	Forest Products & Paper 2.4%
	Boise Cascade LLC 7.125%, due 10/15/14	1,100,000	1,034,000
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	500,000	525,000
	Domtar Corp. 10.75%, due 6/1/17	900,000	1,109,250
	International Paper Co. 7.30%, due 11/15/39	850,000	974,185
			3,642,435
	Health Care - Products 0.9%
	Alere, Inc. 9.00%, due 5/15/16	600,000	609,000
	Bausch & Lomb, Inc. 9.875%, due 11/1/15	700,000	738,500
			1,347,500
	Home Builders 1.6%
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	650,000	656,500
	MDC Holdings, Inc. 5.625%, due 2/1/20	850,000	823,601
	Standard Pacific Corp. 8.375%, due 5/15/18	1,000,000	972,500
			2,452,601
	Household Products & Wares 0.3%
	ACCO Brands Corp. 10.625%, due 3/15/15	400,000	444,000

	Insurance 4.2%
	Allstate Corp. (The) 6.50%, due 5/15/57 (c)	875,000	800,625
	American General Finance Corp. 6.90%, due 12/15/17	335,000	285,587
	Farmers Exchange Capital 7.20%, due 7/15/48 (a)	740,000	667,275
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	775,000	674,710
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37 (a)	555,000	493,950
	10.75%, due 6/15/58 (a)(c)	400,000	438,000
	Lincoln National Corp. 7.00%, due 5/17/66 (c)	850,000	768,740
¤	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (a)	1,150,000	1,269,965
	9.25%, due 6/15/39 (a)	250,000	307,289
	Progressive Corp. (The) 6.70%, due 6/15/37 (c)	750,000	719,100
			6,425,241
	Iron & Steel 1.0%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	850,000	823,909
	California Steel Industries, Inc. 6.125%, due 3/15/14	750,000	723,750
			1,547,659
	Lodging 0.9%
	MGM Mirage, Inc.
	7.50%, due 6/1/16	235,000	195,050
	11.125%, due 11/15/17	400,000	454,000
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	650,000	674,375
			1,323,425
	Machinery - Construction & Mining 0.6%
	Caterpillar, Inc. 6.05%, due 8/15/36	70,000	81,997
	Terex Corp. 7.375%, due 1/15/14	825,000	839,438
			921,435
	Machinery - Diversified 0.5%
	CNH America LLC 7.25%, due 1/15/16	800,000	836,000

	Media 0.7%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (a)	650,000	663,000
	Charter Communications Operating LLC 8.00%, due 4/30/12 (a)	185,000	195,175
	Morris Publishing Group LLC 10.00%, due 9/1/14 (e)(i)	72,055	68,632
	Time Warner Cable, Inc. 8.25%, due 2/14/14	140,000	166,931
	Ziff Davis Media, Inc. (Escrow Shares) 8.788%, due 7/15/11 (c)(d)(e)(i)	31,031	810
			1,094,548
	Metal Fabricate & Hardware 0.4%
	Mueller Water Products, Inc. 7.375%, due 6/1/17	630,000	574,088

	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	55,000	59,675
	8.375%, due 4/1/17	970,000	1,083,975
			1,143,650
	Miscellaneous - Manufacturing 2.1%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	1,005,000	984,900
	Colt Defense LLC/Colt Finance Corp. 8.75%, due 11/15/17 (a)	574,000	460,635
	Hexcel Corp. 6.75%, due 2/1/15	1,000,000	990,000
	Koppers, Inc. 7.875%, due 12/1/19	500,000	517,500
	SPX Corp. 7.625%, due 12/15/14	295,000	309,012
			3,262,047
	Oil & Gas 2.8%
	Chesapeake Energy Corp.
	6.25%, due 1/15/18	575,000	587,937
	6.625%, due 1/15/16	255,000	260,738
	Delta Petroleum Corp. 7.00%, due 4/1/15	600,000	474,000
	Denbury Resources, Inc.
	7.50%, due 12/15/15	445,000	457,238
	9.75%, due 3/1/16	145,000	159,681
	Frontier Oil Corp. 8.50%, due 9/15/16	100,000	102,000
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (a)	200,000	211,000
	Linn Energy LLC 9.875%, due 7/1/18	500,000	550,000
	Range Resources Corp. 8.00%, due 5/15/19	70,000	75,075
	Swift Energy Co. 8.875%, due 1/15/20	500,000	510,000
	Tesoro Corp. 6.50%, due 6/1/17	950,000	916,750
			4,304,419
	Oil & Gas Services 1.4%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	550,000	497,750
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (a)	650,000	630,500
	Hornbeck Offshore Services, Inc.
	Class B 6.125%, due 12/1/14	700,000	628,250
	8.00%, due 9/1/17	500,000	468,125
			2,224,625
	Pharmaceuticals 0.2%
	Medco Health Solutions, Inc. 7.25%, due 8/15/13	240,000	277,634

	Pipelines 0.7%
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	6.875%, due 11/1/14	145,000	145,725
	8.50%, due 7/15/16	40,000	42,200
	8.75%, due 4/15/18	70,000	75,337
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	50,000	52,375
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
	8.25%, due 7/1/16	130,000	135,850
	11.25%, due 7/15/17	525,000	601,125
			1,052,612
	Retail 1.7%
	CVS Caremark Corp. 5.789%, due 1/10/26 (a)(d)	89,902	91,723
	Ferrellgas L.P./Ferrellgas Finance Corp. 9.125%, due 10/1/17	725,000	775,750
	Home Depot, Inc. 5.40%, due 3/1/16	60,000	67,310
	Inergy L.P./Inergy Finance Corp. 6.875%, due 12/15/14	900,000	904,500
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (i)	758,028	776,031
	TJX Cos., Inc. 6.95%, due 4/15/19	40,000	49,725
			2,665,039
	Telecommunications 2.6%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	285,000	192,375
	Cellco Partnership/Verizon Wireless Capital LLC 7.375%, due 11/15/13	100,000	118,823
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14	450,000	470,250
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	150,000	209,435
	New Communications Holdings, Inc. 8.50%, due 4/15/20 (a)	1,275,000	1,361,063
	Sprint Capital Corp. 6.90%, due 5/1/19	750,000	715,313
	Sprint Nextel Corp. 8.375%, due 8/15/17	205,000	214,225
	Viasat, Inc. 8.875%, due 9/15/16	650,000	697,125
			3,978,609
	Textiles 0.1%
	INVISTA 9.25%, due 5/1/12 (a)	171,000	172,924

	Transportation 0.3%
	KAR Holdings, Inc. 10.00%, due 5/1/15	5,000	5,200
	RailAmerica, Inc. 9.25%, due 7/1/17	438,000	474,135
			479,335
	Total Corporate Bonds (Cost $77,949,153)		81,868,247
	Foreign Bonds 4.9%
	Colombia 0.2%
	Republic of Colombia 7.375%, due 3/18/19	200,000	244,500

	El Salvador 0.3%
	Republic of El Salvador
	7.65%, due 6/15/35	200,000	209,500
	8.25%, due 4/10/32 (a)	200,000	216,500
			426,000
	Germany 0.8%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	€1,100,000	1,211,279

	Indonesia 0.2%
	Republic of Indonesia 5.875%, due 3/13/20 (a)	300,000	331,500

	Liberia 0.4%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€525,000	636,277

	Philippines 0.2%
	Republic of Philippines 6.50%, due 1/20/20	300,000	346,890

	South Africa 0.2%
	Republic of South Africa 5.50%, due 3/9/20	300,000	321,000

	Ukraine 0.4%
	Ukraine Government
	6.875%, due 3/4/11 (a)	175,000	176,312
	7.65%, due 6/11/13 (a)	400,000	419,000
			595,312
	United Kingdom 2.2%
	EGG Banking PLC 7.50%, due 5/29/49 (c)	£1,050,000	1,482,584
	HSH Nordbank A.G. 4.375%, due 2/14/17 (c)	€750,000	704,535
	Northern Rock Asset Management PLC 9.375%, due 10/17/21	£1,000,000	1,227,859
			3,414,978
	Total Foreign Bonds (Cost $7,115,151)		7,527,736

	Loan Assignments & Participations 9.3%(j)
	Aerospace & Defense 0.6%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.374%, due 3/26/14	$1,173,931	946,156
	LC Facility Deposits 2.633%, due 3/26/14	70,002	56,419
			1,002,575
	Auto Manufacturers 1.0%
	Federal-Mogul Corp.
	Term Loan C 2.279%, due 12/28/15	539,158	480,717
	Term Loan B 2.286%, due 12/29/14	1,056,750	942,206
	Ford Motor Co. Term Loan 3.35%, due 12/16/13	166,766	161,937
			1,584,860
	Buildings & Real Estate 0.6%
	Realogy Corp.
	Letter of Credit 0.155%, due 10/10/13	211,576	184,468
	Term Loan 3.347%, due 10/10/13	785,853	685,166
			869,634
	Chemicals 2.3%
¤	CF Industries, Inc. New Term Loan B 4.50%, due 4/16/15	1,660,029	1,665,792
	Lyondell Chemical Co. Exit Term Loan 5.50%, due 4/8/16	900,000	905,765
	PQ Corp. Term Loan B 3.673%, due 7/30/14	997,455	909,110
			3,480,667
	Diversified Financial Services 0.2%
	JohnsonDiversey, Inc. Term Loan B 5.50%, due 11/24/15	298,500	297,567

	Electric 0.2%
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.846%, due 10/10/14	97,250	75,019
	Term Loan B2 3.975%, due 10/10/14	223,675	173,428
			248,447
	Health Care - Services 0.1%
	Community Health Systems, Inc. Term Loan 2.788%, due 7/25/14	179,444	169,911

	Lodging 1.4%
¤	Harrahs Operating Co., Inc. Term Loan B1 3.498%, due 1/28/15	2,500,000	2,136,457

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (d)(e)(f)	79,572	4,178

	Media 0.6%
	Charter Communications Operating LLC
	Replacement Term Loan 2.32%, due 3/6/14	10,802	10,236
	Extended Term Loan 3.79%, due 9/6/16	87,692	83,574
	Clear Channel Communication Term Loan B 3.966%, due 1/28/16	1,016,289	807,224
			901,034
	Packaging & Containers 0.4%
	Reynolds Group Holdings, Inc. Incremental Term Loan 5.75%, due 5/5/16	600,000	596,000

	Printing & Publishing 0.7%
	Quad Graphics, Inc. Term Loan B 5.50%, due 4/14/16	1,150,000	1,089,625

	Textiles, Apparel & Luxury Goods 0.6%
	Phillips-Van Heusen Corp. Tranche B 4.75%, due 5/6/16	851,678	855,176

	Utilities 0.6%
	Calpine Corp. 1st Priority Term Loan 3.415%, due 3/29/14	1,063,916	1,008,394

	Total Loan Assignments & Participations (Cost $14,364,250)		14,244,525

	Mortgage-Backed Securities 1.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.388%, due 11/25/35 (k)	813,033	672,886
	Series 2005-5, Class A2 5.001%, due 10/10/45	62,400	62,478
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.559%, due 12/25/36 (a)(c)(e)	73,904	54,634
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35	758,088	710,687
	LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29	49,549	49,606
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.521%, due 11/25/36 (k)	660,884	592,118
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 5.46%, due 7/25/36 (k)	532,174	470,839
	Total Mortgage-Backed Securities (Cost $2,606,026)		2,613,248

	Municipal Bonds 0.2%
	Ohio 0.1%
	Buckeye, Ohio, Tobacco Settlement Financing Authority Series A-2 5.75%, due 6/1/34	250,000	187,105

	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	100,000	74,528

	Total Municipal Bonds (Cost $342,729)		261,633

	U.S. Government & Federal Agencies 6.0%
	Federal National Mortgage Association 0.8%
	4.625%, due 5/1/13	1,135,000	1,228,149

	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	6.00%, due 8/15/32	2	2

	Overseas Private Investment Corporation 0.8%
	5.142%, due 12/15/23	1,061,254	1,183,744

	United States Treasury Bonds 0.4%
	3.50%, due 2/15/39	570,000	523,420
	4.50%, due 8/15/39	100,000	108,938
			632,358
¤	United States Treasury Notes 3.2%
	2.375%, due 10/31/14	150,000	156,504
	3.625%, due 2/15/20	4,165,000	4,421,082
	4.75%, due 8/15/17	80,000	93,194
	4.875%, due 8/15/16	270,000	314,697
			4,985,477
	United States Treasury Inflation Indexed Note 0.8%
	2.625%, due 7/15/17	1,052,640	1,188,990

	Total U.S. Government & Federal Agencies (Cost $8,426,915)		9,218,720

	Yankee Bonds 9.6% (l)
	Banks 1.7%
	Barclays Bank PLC 8.55%, due 9/29/49 (a)(c)	1,250,000	1,250,000
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (a)	120,000	121,582
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	1,050,000	1,109,169
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (a)	125,000	129,071
			2,609,822
	Beverages 0.0%‡
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	50,000	54,603

	Building Materials 0.1%
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (a)(e)(f)	500,000	75,625

	Commercial Services 0.4%
	Ashtead Holdings PLC 8.625%, due 8/1/15 (a)	550,000	556,875

	Diversified Financial Services 0.3%
	TNK-BP Finance S.A. 7.875%, due 3/13/18 (a)	400,000	440,800

	Electric 1.0%
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (a)	400,000	454,000
	Intergen N.V. 9.00%, due 6/30/17 (a)	840,000	875,700
	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)	200,000	233,000
			1,562,700
	Food 0.0%‡
	Independencia International, Ltd. Series Reg S 12.00%, due 12/30/16 (i)	56,027	13,446

	Forest Products & Paper 0.4%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (a)	1,000,000	615,000

	Gas 0.3%
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (a)	400,000	434,000

	Holding Company - Diversified 0.5%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer 7.75%, due 10/15/16 (a)	750,000	783,750

	Home Builders 0.4%
	Corporacion GEO SAB de C.V. 8.875%, due 9/25/14 (a)	500,000	535,000

	Insurance 0.5%
	ING Groep N.V. 5.775%, due 12/29/49 (c)	1,000,000	815,000

	Leisure Time 0.1%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (a)(d)(e)	85,000	118,705

	Media 0.1%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (a)	135,000	180,584

	Mining 1.5%
	FMG Finance Property, Ltd. 10.00%, due 9/1/13 (a)	825,000	903,375
	Novelis, Inc. 7.25%, due 2/15/15	625,000	639,062
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	610,000	816,636
			2,359,073
	Miscellaneous - Manufacturing 0.6%
	Bombardier, Inc.
	7.50%, due 3/15/18 (a)	260,000	276,250
	7.75%, due 3/15/20 (a)	520,000	560,300
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	75,000	81,364
			917,914
	Oil & Gas 0.8%
	CITIC Resources Finance, Ltd. 6.75%, due 5/15/14 (a)	200,000	200,500
	Compton Petroleum Finance Corp. 7.625%, due 12/1/13	550,000	475,063
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (a)	425,000	498,312
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (a)	40,000	36,000
			1,209,875
	Oil & Gas Services 0.5%
	Compagnie Generale de Geophysique 7.50%, due 5/15/15	800,000	784,000

	Telecommunications 0.4%
	Nordic Telephone Co. 8.875%, due 5/1/16 (a)	400,000	421,000
	Telecom Italia Capital S.A. 6.20%, due 7/18/11	140,000	145,599
			566,599

	Total Yankee Bonds (Cost $14,390,025)		14,633,371

	Total Long-Term Bonds (Cost $139,868,048)		144,976,171

		Shares	Value
	Common Stocks 0.9%
	Building Materials 0.0%‡
	Nortek, Inc. (h)	275	11,584

	Commercial Services 0.0%‡
	Quad/Graphics, Inc. (h)	20	851

	Diversified Financial Services 0.9%
¤	CIT Group, Inc. (h)	19,549	710,802
¤	Citigroup, Inc. (h)	170,000	697,000
			1,407,802
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (d)(e)(h)	7,233	72

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (d)(e)(h)	100,330	1,003

	Total Common Stocks (Cost $1,045,646)		1,421,312

	Convertible Preferred Stocks 1.9%
	Auto Manufacturers 1.0%
¤	Ford Motor Co. Capital Trust II 6.50%	33,800	1,573,052

	Banks 0.1%
	Bank of America Corp. 7.25% Series L	81	74,520
	Wells Fargo & Co. 7.50% Series L	100	97,500
			172,020
	Diversified Financial Services 0.6%
¤	Citigroup, Inc. 7.50%	800	97,360
	SG Preferred Capital II LLC 6.30% (a)	1,000	864,375
			961,735
	Insurance 0.1%
	Hartford Financial Services Group, Inc. 7.25%	2,500	61,250

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	200	22,907

	Oil & Gas 0.0%‡
	Whiting Petroleum Corp. 6.25%	100	21,400

	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%	1,300	76,193

	Total Convertible Preferred Stocks (Cost $2,849,201)		2,888,557

	Preferred Stock 0.0%‡
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. 10.00% (d)(e)(h)	87	1
	Total Preferred Stock (Cost $0)		1

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. Expires 3/12/13 (d)(e)(h)	11,107	111
	Total Warrants (Cost $34)		111
		Principal Amount	Value
	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $3,803,976 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $3,665,000 and a Market Value of $3,885,267)	$3,803,972	3,803,972

	Total Short-Term Investment (Cost $3,803,972)		3,803,972

	Total Investments (Cost $147,566,901) (o)	99.9%	153,090,124

	Other Assets, Less Liabilities	0.1	206,572

	Net Assets	100.0%	$153,296,696

		Contracts Short	Unrealized Depreciation (m)
	Futures Contracts (0.1%)

	United States Treasury Note September 2010 (2 Year) (n)	(38)	$(43,438)
	United States Treasury Note September 2010 (5 Year) (n)	(33)	(95,989)
	Total Futures Contracts (Settlement Value $12,281,078)		$(139,427)

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2010 is $136,024, which represents 0.1% of the Fund's net assets.
(c)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(d)	Fair valued security. The total market value of these securities at July 31, 2010 is $265,425, which represents 0.2% of the Fund's net assets.
(e)	Illiquid security. The total market value of these securities at July 31, 2010 is $372,593, which represents 0.2% of the Fund's net assets.
(f)	Issue in default.
(g)	Restricted security.
(h)	Non-income producing security.
(i)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2010.

(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2010.
(n)	At July 31, 2010, cash in the amount of $49,200 is on deposit with broker for futures transactions.
(o)	At July 31, 2010, cost is $147,884,669 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$7,973,322
Gross unrealized depreciation	(2,767,867)
Net unrealized appreciation	$5,205,455

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$10,729,129	$—	$10,729,129
Convertible Bonds (b)	—	3,879,512	50	3,879,562
Corporate Bonds (c)	—	81,726,942	141,305	81,868,247
Foreign Bonds	—	7,527,736	—	7,527,736
Loan Assignments & Participations (d)	—	14,240,347	4,178	14,244,525
Mortgage-Backed Securities	—	2,613,248	—	2,613,248
Municipal Bonds	—	261,633	—	261,633
U.S. Government & Federal Agencies	—	9,218,720	—	9,218,720
Yankee Bonds (e)	—	14,514,666	118,705	14,633,371
Total Long-Term Bonds	—	144,711,933	264,238	144,976,171
Common Stocks (f)	1,420,237	—	1,075	1,421,312
Convertible Preferred Stocks	2,888,557	—	—	2,888,557
Preferred Stock (g)	—	—	1	1
Warrants (h)	—	—	111	111
Short-Term Investment
Repurchase Agreement	—	3,803,972	—	3,803,972
Total Investments in Securities	$4,308,794	$148,515,905	$265,425	$153,090,124

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $50 is held in Internet within the Convertible Bonds section of the Portfolio of investments.
(c)
The level 3 securities valued at $260, $8,320, $40,192, $810 and $91,723 are held in Commercial Services, Commercial Services, Entertainment, Media and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The level 3 security valued at $4,178 is held in Machinery within the Loan Assignment & Participations section of the Portfolio of Investments.
(e)	The level 3 security valued at $118,705 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f)	The level 3 securities valued at $72 and $1,003 are held in Machinery and Media, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The level 3 security valued at $1 is held in Machinery within the Preferred Stock section of the Portfolio of Investments.
(h)	The level 3 security valued at $111 is held in Media within the Warrants section of the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(350,025)	$—	$(350,025)
Futures Contracts (b)	(139,427)	—	—	(139,427)
Total Other Financial Instruments	$(139,427)	$(350,025)	$—	$(489,452)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.
(b)	The value listed for these securities represents unrealized depreciation as shown on the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Long-Term Bonds
Convertible Bonds
Internet	$50	$-	$-	$-	$-	$-	$-	$-	$50	$-
Corporate Bonds
Commercial Services	8,580	-	-	-	-	-	-	-	8,580	-
Entertainment	39,498	942	1,292	6,874	-	(8,414)	-	-	40,192	5,881
Media	9,455	11	(108,086)	19,686	91,665	(11,921)	-	-	810	(60,156)
Retail	89,558	(104)	(78)	5,072	-	(2,725)	-	-	91,723	4,903
Loan Assignments & Participations
Machinery	32,610	(19,857)	(54,360)	79,643	2,442	(36,300)	-	-	4,178	(310)
Mortgage-Backed Securities Commercial
Mortgage Loans
(Collateralized Mortgage Obligations)	36,800	-	8,125	(3,200)	-	(41,725)	-	-	-	-
Yankee Bonds
Leisure Time	114,696	-	-	4,009	-	-	-	-	118,705	4,009
Common Stocks
Machinery	73	-	-	(1)	-	-	-	-	72	(1)
Media	1,003	-	-	-	-	-	-	-	1,003	-
Preferred Stocks
Machinery	1	-	-	-	-	-	-	-	1	-
Warrants
Media	-	-	-	77	34	-	-	-	111	77
Total	$332,324	$(19,008)	$(153,107)	$112,160	$94,141	$(101,085)	$-	$-	$265,425	$(45,597)

As of July 31, 2010, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Depreciation
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank	EUR	3,400,000	USD	4,330,614	USD	(100,065)
Japanese Yen vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank	JPY	600,000,000		6,801,796		(143,905)
Pound Sterling vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank	GBP	2,450,000		3,738,088		(106,055)
Net unrealized depreciation on foreign currency forward contracts						USD	(350,025)

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost		Value
Brazilian Real	BRL	63,452	USD	34,683	USD	36,076
Euro	EUR	49,500		63,048		64,506
Pound Sterling	GBP	573		875		900
Total			USD	98,606	USD	101,482

As of July 31, 2010, the Fund held the following restricted security:

	Date of	Principal		7/31/10	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	7/25/01	$504,238	$8,348	$50	0.0% ‡
‡ Less than one-tenth of a percent.

MainStay Equity Index Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Shares	Value
	Common Stocks 93.0%†
	Aerospace & Defense 2.7%
	Boeing Co. (The)	14,960	$1,019,374
	General Dynamics Corp.	7,602	465,623
	Goodrich Corp.	2,468	179,843
	Honeywell International, Inc.	15,101	647,229
	ITT Corp.	3,617	170,433
	L-3 Communications Holdings, Inc.	2,280	166,531
	Lockheed Martin Corp.	6,142	461,571
	Northrop Grumman Corp.	5,937	348,146
	Precision Castparts Corp.	2,803	342,499
	Raytheon Co.	7,511	347,534
	Rockwell Collins, Inc.	3,102	177,310
	United Technologies Corp.	18,391	1,307,600
			5,633,693
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	3,270	213,204
	Expeditors International of Washington, Inc.	4,196	178,918
	FedEx Corp.	6,173	509,581
	United Parcel Service, Inc. Class B	19,522	1,268,930
			2,170,633
	Airlines 0.1%
	Southwest Airlines Co.	14,672	176,798
	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	4,787	51,077
	Johnson Controls, Inc.	13,259	381,992
			433,069
	Automobiles 0.5%
	Ford Motor Co. (a)	67,143	857,416
	Harley-Davidson, Inc.	4,642	126,402
			983,818
	Beverages 2.5%
	Brown-Forman Corp. Class B	2,142	135,396
	Coca-Cola Co. (The)	45,472	2,505,962
	Coca-Cola Enterprises, Inc.	6,412	184,024
	Constellation Brands, Inc. Class A (a)	3,780	64,487
	Dr. Pepper Snapple Group, Inc.	4,843	181,855
	Molson Coors Brewing Co. Class B	3,110	139,981
	PepsiCo., Inc.	31,786	2,063,229
			5,274,934
	Biotechnology 1.4%
	Amgen, Inc. (a)	18,880	1,029,526
	Biogen Idec, Inc. (a)	5,262	294,040
	Celgene Corp. (a)	9,084	500,983
	Cephalon, Inc. (a)	1,482	84,103
	Genzyme Corp. (a)	5,260	365,886
	Gilead Sciences, Inc. (a)	17,540	584,433
			2,858,971
	Building Products 0.0%‡
	Masco Corp.	7,070	72,680
	Capital Markets 2.3%
	Ameriprise Financial, Inc.	5,042	213,730
	Bank of New York Mellon Corp. (The)	23,906	599,324
	Charles Schwab Corp. (The)	19,290	285,299
	E*TRADE Financial Corp. (a)	3,902	57,086
	Federated Investors, Inc. Class B	1,750	37,135
	Franklin Resources, Inc.	2,913	292,990
	Goldman Sachs Group, Inc. (The)	10,146	1,530,220
	Invesco, Ltd.	9,208	179,924
	Janus Capital Group, Inc.	3,621	37,948
	Legg Mason, Inc.	3,246	93,777
	Morgan Stanley	27,550	743,575
	Northern Trust Corp.	4,766	223,954
	State Street Corp.	9,888	384,841
	T. Rowe Price Group, Inc.	5,117	246,793
			4,926,596
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	4,186	303,820
	Airgas, Inc.	1,646	107,467
	CF Industries Holdings, Inc.	1,401	113,747
	Dow Chemical Co. (The)	22,763	622,113
	E.I. du Pont de Nemours & Co.	17,857	726,244
	Eastman Chemical Co.	1,427	89,387
	Ecolab, Inc.	4,600	224,986
	FMC Corp.	1,433	89,548
	International Flavors & Fragrances, Inc.	1,567	71,111
	Monsanto Co.	10,754	622,011
	PPG Industries, Inc.	3,278	227,723
	Praxair, Inc.	6,029	523,438
	Sherwin-Williams Co. (The)	1,817	125,646
	Sigma-Aldrich Corp.	2,393	134,247
			3,981,488
	Commercial Banks 2.9%
	BB&T Corp.	13,641	338,706
	Comerica, Inc.	3,475	133,301
	Fifth Third Bancorp	15,665	199,102
	First Horizon National Corp. (a)	4,506	51,684
	Huntington Bancshares, Inc.	14,124	85,592
	KeyCorp	17,329	146,603
	M&T Bank Corp.	1,640	143,238
	Marshall & Ilsley Corp.	10,391	73,049
	PNC Financial Services Group, Inc.	10,367	615,696
	Regions Financial Corp.	23,504	172,284
	SunTrust Banks, Inc.	9,853	255,685
	U.S. Bancorp	37,781	902,966
	Wells Fargo & Co.	102,691	2,847,621
	Zions Bancorp	3,166	70,254
			6,035,781
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	2,176	78,010
	Cintas Corp.	2,592	68,584
	Iron Mountain, Inc.	3,565	84,384
	Pitney Bowes, Inc.	4,090	99,837
	R.R. Donnelley & Sons Co.	4,066	68,593
	Republic Services, Inc.	6,398	203,840
	Stericycle, Inc. (a)	1,667	105,021
	Waste Management, Inc.	9,520	323,204
			1,031,473
	Communications Equipment 2.2%
	Cisco Systems, Inc. (a)	112,565	2,596,875
	Harris Corp.	2,558	113,908
	JDS Uniphase Corp. (a)	4,425	48,011
	Juniper Networks, Inc. (a)	10,369	288,051
	Motorola, Inc. (a)	45,807	343,094
	QUALCOMM, Inc.	32,332	1,231,203
	Tellabs, Inc.	7,594	53,006
			4,674,148
	Computers & Peripherals 4.1%
¤	Apple, Inc. (a)	17,934	4,613,521
	Dell, Inc. (a)	33,962	449,657
	EMC Corp. (a)	40,515	801,792
	Hewlett-Packard Co.	46,012	2,118,392
	Lexmark International, Inc. Class A (a)	1,547	56,852
	NetApp, Inc. (a)	6,792	287,302
	QLogic Corp. (a)	2,198	34,992
	SanDisk Corp. (a)	4,533	198,092
	Western Digital Corp. (a)	4,517	119,204
			8,679,804
	Construction & Engineering 0.2%
	Fluor Corp.	3,522	170,077
	Jacobs Engineering Group, Inc. (a)	2,464	90,109
	Quanta Services, Inc. (a)	4,157	89,292
			349,478
	Construction Materials 0.1%
	Vulcan Materials Co.	2,517	113,869
	Consumer Finance 0.8%
	American Express Co.	23,677	1,056,941
	Capital One Financial Corp.	8,997	380,843
	Discover Financial Services	10,718	163,664
	SLM Corp. (a)	9,575	114,900
			1,716,348
	Containers & Packaging 0.2%
	Ball Corp.	1,819	105,938
	Bemis Co., Inc.	2,150	64,414
	Owens-Illinois, Inc. (a)	3,252	89,918
	Pactiv Corp. (a)	2,619	79,670
	Sealed Air Corp.	3,144	68,005
			407,945
	Distributors 0.1%
	Genuine Parts Co.	3,130	134,058
	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	2,479	114,356
	DeVry, Inc.	1,222	65,744
	H&R Block, Inc.	6,488	101,732
			281,832
	Diversified Financial Services 4.1%
	Bank of America Corp.	197,744	2,776,326
	Citigroup, Inc. (a)	445,521	1,826,636
	CME Group, Inc.	1,295	361,046
	IntercontinentalExchange, Inc. (a)	1,457	153,888
¤	JPMorgan Chase & Co.	78,418	3,158,677
	Leucadia National Corp. (a)	3,741	82,639
	Moody's Corp.	3,877	91,303
	NASDAQ OMX Group, Inc. (The) (a)	2,874	55,957
	NYSE Euronext	5,144	149,022
			8,655,494
	Diversified Telecommunication Services 2.5%
¤	AT&T, Inc.	116,464	3,021,076
	CenturyTel, Inc.	5,921	210,906
	Frontier Communications Corp.	19,528	149,194
	Qwest Communications International, Inc.	29,430	166,574
	Verizon Communications, Inc.	55,713	1,619,020
	Windstream Corp.	9,569	109,086
			5,275,856
	Electric Utilities 1.8%
	Allegheny Energy, Inc.	3,343	76,220
	American Electric Power Co., Inc.	9,439	339,615
	Duke Energy Corp.	25,881	442,565
	Edison International	6,421	212,856
	Entergy Corp.	3,731	289,190
	Exelon Corp.	13,020	544,627
	FirstEnergy Corp.	6,007	226,464
	NextEra Energy, Inc.	8,174	427,500
	Northeast Utilities	3,469	96,577
	Pepco Holdings, Inc.	4,399	74,387
	Pinnacle West Capital Corp.	2,137	81,398
	PPL Corp.	7,462	203,638
	Progress Energy, Inc.	5,661	238,385
	Southern Co. (The)	16,251	574,148
			3,827,570
	Electrical Equipment 0.5%
	Emerson Electric Co.	14,845	735,421
	Rockwell Automation, Inc.	2,811	152,216
	Roper Industries, Inc.	1,851	115,687
			1,003,324
	Electronic Equipment & Instruments 0.5%
	Agilent Technologies, Inc. (a)	6,861	191,628
	Amphenol Corp. Class A	3,422	153,306
	Corning, Inc.	30,763	557,425
	FLIR Systems, Inc. (a)	3,021	89,905
	Jabil Circuit, Inc.	3,818	55,399
	Molex, Inc.	2,675	52,724
			1,100,387
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	8,455	408,123
	Cameron International Corp. (a)	4,813	190,547
	Diamond Offshore Drilling, Inc.	1,370	81,501
	FMC Technologies, Inc. (a)	2,397	151,682
	Halliburton Co.	17,843	533,149
	Helmerich & Payne, Inc.	2,083	84,424
	Nabors Industries, Ltd. (a)	5,621	103,483
	National-Oilwell Varco, Inc.	8,258	323,383
	Rowan Cos., Inc. (a)	2,255	56,961
	Schlumberger, Ltd.	23,510	1,402,607
	Smith International, Inc.	4,898	203,169
			3,539,029
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	8,692	492,923
	CVS Caremark Corp.	26,823	823,198
	Kroger Co. (The)	12,736	269,748
	Safeway, Inc.	7,659	157,316
	SUPERVALU, Inc.	4,182	47,173
	Sysco Corp.	11,660	361,110
	Wal-Mart Stores, Inc.	40,945	2,095,975
	Walgreen Co.	19,284	550,558
	Whole Foods Market, Inc. (a)	3,378	128,263
			4,926,264
	Food Products 1.7%
	Archer-Daniels-Midland Co.	12,673	346,733
	Campbell Soup Co.	3,688	132,399
	ConAgra Foods, Inc.	8,783	206,225
	Dean Foods Co. (a)	3,577	40,992
	General Mills, Inc.	13,079	447,302
	H.J. Heinz Co.	6,232	277,199
	Hershey Co. (The)	3,270	153,690
	Hormel Foods Corp.	1,366	58,629
	J.M. Smucker Co. (The)	2,347	144,176
	Kellogg Co.	5,026	251,551
	Kraft Foods, Inc. Class A	34,364	1,003,773
	McCormick & Co., Inc.	2,612	102,730
	Mead Johnson Nutrition Co.	4,031	214,207
	Sara Lee Corp.	13,034	192,773
	Tyson Foods, Inc. Class A	6,017	105,358
			3,677,737
	Gas Utilities 0.1%
	EQT Corp.	2,836	104,025
	Nicor, Inc.	893	39,104
	ONEOK, Inc.	2,095	97,480
			240,609
	Health Care Equipment & Supplies 1.6%
	Baxter International, Inc.	11,757	514,604
	Becton, Dickinson & Co.	4,598	316,342
	Boston Scientific Corp. (a)	29,886	167,362
	C.R. Bard, Inc.	1,874	147,165
	CareFusion Corp. (a)	3,504	73,829
	DENTSPLY International, Inc.	2,885	86,608
	Hospira, Inc. (a)	3,270	170,367
	Intuitive Surgical, Inc. (a)	773	253,830
	Medtronic, Inc.	21,710	802,619
	St. Jude Medical, Inc. (a)	6,441	236,835
	Stryker Corp.	5,552	258,557
	Varian Medical Systems, Inc. (a)	2,434	134,357
	Zimmer Holdings, Inc. (a)	3,997	211,801
			3,374,276
	Health Care Providers & Services 1.8%
	Aetna, Inc.	8,375	233,244
	AmerisourceBergen Corp.	5,568	166,873
	Cardinal Health, Inc.	7,137	230,311
	CIGNA Corp.	5,454	167,765
	Coventry Health Care, Inc. (a)	2,915	57,805
	DaVita, Inc. (a)	2,048	117,391
	Express Scripts, Inc. (a)	10,803	488,080
	Humana, Inc. (a)	3,355	157,752
	Laboratory Corp. of America Holdings (a)	2,050	149,609
	McKesson Corp.	5,349	336,024
	Medco Health Solutions, Inc. (a)	9,005	432,240
	Patterson Cos., Inc.	1,839	49,065
	Quest Diagnostics, Inc.	2,978	139,936
	Tenet Healthcare Corp. (a)	8,589	39,509
	UnitedHealth Group, Inc.	22,404	682,202
	WellPoint, Inc. (a)	8,420	427,062
			3,874,868
	Health Care Technology 0.1%
	Cerner Corp. (a)	1,344	104,093
	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	8,532	295,890
	Darden Restaurants, Inc.	2,771	116,077
	International Game Technology	5,875	89,535
	Marriott International, Inc. Class A	5,056	171,449
	McDonald's Corp.	21,204	1,478,555
	Starbucks Corp.	14,686	364,947
	Starwood Hotels & Resorts Worldwide, Inc.	3,735	180,961
	Wyndham Worldwide Corp.	3,548	90,580
	Wynn Resorts, Ltd.	1,362	119,420
	Yum! Brands, Inc.	9,212	380,456
			3,287,870
	Household Durables 0.4%
	D.R. Horton, Inc.	5,456	60,125
	Fortune Brands, Inc.	3,002	131,728
	Harman International Industries, Inc. (a)	1,370	41,662
	Leggett & Platt, Inc.	2,919	60,832
	Lennar Corp. Class A	3,207	47,367
	Newell Rubbermaid, Inc.	5,483	84,986
	Pulte Homes, Inc. (a)	6,260	54,963
	Stanley Black & Decker, Inc.	3,161	183,401
	Whirlpool Corp.	1,480	123,284
			788,348
	Household Products 2.3%
	Clorox Co. (The)	2,775	180,042
	Colgate-Palmolive Co.	9,668	763,579
	Kimberly-Clark Corp.	8,160	523,219
¤	Procter & Gamble Co. (The)	56,762	3,471,564
			4,938,404

	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	13,168	135,762
	Constellation Energy Group, Inc.	3,975	125,610
	NRG Energy, Inc. (a)	5,032	114,126
			375,498
	Industrial Conglomerates 2.2%
	3M Co.	14,055	1,202,265
¤	General Electric Co.	210,429	3,392,115
	Textron, Inc.	5,387	111,834
			4,706,214
	Insurance 3.8%
	ACE, Ltd.	6,611	350,912
	Aflac, Inc.	9,256	455,303
	Allstate Corp. (The)	10,602	299,400
	American International Group, Inc. (a)	2,663	102,446
	Aon Corp.	5,310	200,028
	Assurant, Inc.	2,204	82,187
	Berkshire Hathaway, Inc. Class B (a)	32,627	2,548,821
	Chubb Corp. (The)	6,441	338,990
	Cincinnati Financial Corp.	3,213	88,518
	Genworth Financial, Inc. Class A (a)	9,640	130,911
	Hartford Financial Services Group, Inc. (The)	8,753	204,908
	Lincoln National Corp.	5,962	155,250
	Loews Corp.	6,928	257,375
	Marsh & McLennan Cos., Inc.	10,667	250,888
	MetLife, Inc.	16,166	679,942
	Principal Financial Group, Inc.	6,301	161,369
	Progressive Corp. (The)	13,213	259,503
	Prudential Financial, Inc.	9,185	526,209
	Torchmark Corp.	1,626	86,292
	Travelers Cos., Inc. (The)	9,762	492,493
	Unum Group	6,559	149,676
	XL Group PLC	6,743	119,553
			7,940,974
	Internet & Catalog Retail 0.5%
	Amazon.com, Inc. (a)	6,764	797,408
	Expedia, Inc.	4,086	92,670
	Priceline.com, Inc. (a)	934	209,590
			1,099,668
	Internet Software & Services 1.6%
	Akamai Technologies, Inc. (a)	3,392	130,117
	eBay, Inc. (a)	22,412	468,635
	Google, Inc. Class A (a)	4,772	2,313,704
	Monster Worldwide, Inc. (a)	2,485	34,094
	VeriSign, Inc. (a)	3,597	101,256
	Yahoo!, Inc. (a)	23,204	322,072
			3,369,878
	IT Services 2.9%
	Automatic Data Processing, Inc.	9,914	409,151
	Cognizant Technology Solutions Corp. Class A (a)	5,901	321,958
	Computer Sciences Corp.	3,039	137,758
	Fidelity National Information Services, Inc.	6,532	187,272
	Fiserv, Inc. (a)	3,008	150,701
¤	International Business Machines Corp.	25,274	3,245,182
	MasterCard, Inc. Class A	1,908	400,756
	Paychex, Inc.	6,341	164,803
	SAIC, Inc. (a)	5,767	95,905
	Teradata Corp. (a)	3,290	104,622
	Total System Services, Inc.	3,891	58,015
	Visa, Inc. Class A	8,921	654,355
	Western Union Co. (The)	13,247	214,999
			6,145,477
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co. (a)	5,296	21,025
	Hasbro, Inc.	2,570	108,326
	Mattel, Inc.	7,188	152,098
			281,449
	Life Sciences Tools & Services 0.3%
	Life Technologies Corp. (a)	3,599	154,721
	PerkinElmer, Inc.	2,322	45,186
	Thermo Fisher Scientific, Inc. (a)	8,089	362,873
	Waters Corp. (a)	1,831	117,477
			680,257
	Machinery 1.7%
	Caterpillar, Inc.	12,372	862,947
	Cummins, Inc.	3,954	314,778
	Danaher Corp.	10,365	398,120
	Deere & Co.	8,373	558,312
	Dover Corp.	3,682	176,625
	Eaton Corp.	3,303	259,153
	Flowserve Corp.	1,106	109,671
	Illinois Tool Works, Inc.	7,626	331,731
	PACCAR, Inc.	7,192	329,537
	Pall Corp.	2,304	88,105
	Parker Hannifin Corp.	3,173	197,107
	Snap-On, Inc.	1,139	50,879
			3,676,965
	Media 3.0%
	CBS Corp. Class B	13,403	198,096
	Comcast Corp. Class A	55,613	1,082,785
	DIRECTV Class A (a)	17,912	665,610
	Discovery Communications, Inc. Class A (a)	5,603	216,332
	Gannett Co., Inc.	4,695	61,880
	Interpublic Group of Cos., Inc. (The) (a)	9,644	88,146
	McGraw-Hill Cos., Inc. (The)	6,218	190,831
	Meredith Corp.	725	23,019
	New York Times Co. (The) Class A (a)	2,296	20,067
	News Corp. Class A	44,421	579,694
	Omnicom Group, Inc.	6,051	225,460
	Scripps Networks Interactive Class A	1,770	75,455
	Time Warner Cable, Inc.	6,977	398,875
	Time Warner, Inc.	22,463	706,686
	Viacom, Inc. Class B	11,972	395,555
	Walt Disney Co. (The)	38,603	1,300,535
	Washington Post Co. Class B	120	50,459
			6,279,485
	Metals & Mining 1.0%
	AK Steel Holding Corp.	2,166	30,302
	Alcoa, Inc.	20,123	224,774
	Allegheny Technologies, Inc.	1,941	92,411
	Cliffs Natural Resources, Inc.	2,669	150,985
	Freeport-McMoRan Copper & Gold, Inc.	9,297	665,107
	Newmont Mining Corp.	9,683	541,280
	Nucor Corp.	6,210	243,060
	Titanium Metals Corp. (a)	1,663	36,819
	United States Steel Corp.	2,826	125,277
			2,110,015
	Multi-Utilities 1.3%
	Ameren Corp.	4,697	119,163
	CenterPoint Energy, Inc.	8,223	117,013
	CMS Energy Corp.	4,531	72,134
	Consolidated Edison, Inc.	5,558	256,335
	Dominion Resources, Inc.	11,749	493,341
	DTE Energy Corp.	3,319	153,205
	Integrys Energy Group, Inc.	1,518	71,877
	NiSource, Inc.	5,467	90,206
	PG&E Corp.	7,338	325,807
	Public Service Enterprise Group, Inc.	9,973	328,112
	SCANA Corp.	2,235	85,623
	Sempra Energy	4,878	242,680
	TECO Energy, Inc.	4,216	68,889
	Wisconsin Energy Corp.	2,304	125,061
	Xcel Energy, Inc.	9,059	199,207
			2,748,653
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	1,585	54,381
	Family Dollar Stores, Inc.	2,663	110,115
	J.C. Penney Co., Inc.	4,655	114,653
	Kohl's Corp. (a)	6,069	289,431
	Macy's, Inc.	8,319	155,149
	Nordstrom, Inc.	3,282	111,588
	Sears Holdings Corp. (a)	950	67,450
	Target Corp.	14,516	744,961
			1,647,728
	Office Electronics 0.1%
	Xerox Corp.	27,179	264,723

	Oil, Gas & Consumable Fuels 8.4%
	Anadarko Petroleum Corp.	9,750	479,310
	Apache Corp.	6,648	635,416
	Cabot Oil & Gas Corp.	2,048	62,403
	Chesapeake Energy Corp.	12,829	269,794
¤	Chevron Corp.	39,589	3,017,078
	ConocoPhillips	29,334	1,619,823
	CONSOL Energy, Inc.	4,448	166,711
	Denbury Resources, Inc. (a)	7,868	124,629
	Devon Energy Corp.	8,808	550,412
	El Paso Corp.	13,870	170,878
	EOG Resources, Inc.	4,990	486,525
¤	ExxonMobil Corp.	100,758	6,013,237
	Hess Corp.	5,759	308,625
	Marathon Oil Corp.	13,984	467,765
	Massey Energy Co.	2,030	62,077
	Murphy Oil Corp.	3,774	206,627
	Noble Energy, Inc.	3,441	230,753
	Occidental Petroleum Corp.	16,008	1,247,503
	Peabody Energy Corp.	5,298	239,205
	Pioneer Natural Resources Co.	2,284	132,289
	QEP Resources, Inc. (a)	3,451	118,783
	Range Resources Corp.	3,142	116,631
	Southwestern Energy Co. (a)	6,823	248,698
	Spectra Energy Corp.	12,772	265,530
	Sunoco, Inc.	2,377	84,788
	Tesoro Corp.	2,783	35,929
	Valero Energy Corp.	11,146	189,371
	Williams Cos., Inc.	11,516	223,526
			17,774,316
	Paper & Forest Products 0.2%
	International Paper Co.	8,605	208,241
	MeadWestvaco Corp.	3,366	80,649
	Weyerhaeuser Co.	4,171	67,654
			356,544
	Personal Products 0.2%
	Avon Products, Inc.	8,444	262,862
	Estee Lauder Cos., Inc. (The) Class A	2,359	146,848
			409,710
	Pharmaceuticals 5.4%
	Abbott Laboratories	30,424	1,493,210
	Allergan, Inc.	6,061	370,085
	Bristol-Myers Squibb Co.	33,895	844,663
	Eli Lilly & Co.	20,001	712,036
	Forest Laboratories, Inc. (a)	5,960	165,390
¤	Johnson & Johnson	54,361	3,157,830
	King Pharmaceuticals, Inc. (a)	4,919	43,090
	Merck & Co., Inc.	61,460	2,117,912
	Mylan, Inc. (a)	6,086	105,896
	Pfizer, Inc.	158,979	2,384,685
	Watson Pharmaceuticals, Inc. (a)	2,111	85,496
			11,480,293
	Professional Services 0.1%
	Dun & Bradstreet Corp.	993	67,882
	Equifax, Inc.	2,495	78,193
	Robert Half International, Inc.	2,956	74,432
			220,507
	Real Estate Investment Trusts 1.3%
	Apartment Investment & Management Co. Class A	2,302	49,424
	AvalonBay Communities, Inc.	1,636	171,927
	Boston Properties, Inc.	2,740	224,406
	Equity Residential	5,576	255,660
	HCP, Inc.	5,795	205,549
	Health Care REIT, Inc.	2,446	110,828
	Host Hotels & Resorts, Inc.	12,973	186,033
	Kimco Realty Corp.	7,994	120,470
	Plum Creek Timber Co., Inc.	3,213	115,282
	ProLogis	9,394	102,019
	Public Storage	2,679	262,863
	Simon Property Group, Inc.	5,769	514,710
	Ventas, Inc.	3,092	156,826
	Vornado Realty Trust	3,120	258,274
			2,734,271
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	5,327	90,559

	Road & Rail 0.8%
	CSX Corp.	7,671	404,415
	Norfolk Southern Corp.	7,295	410,490
	Ryder System, Inc.	1,045	45,635
	Union Pacific Corp.	9,975	744,833
			1,605,373
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	11,148	83,499
	Altera Corp.	5,946	164,823
	Analog Devices, Inc.	5,873	174,487
	Applied Materials, Inc.	26,476	312,417
	Broadcom Corp. Class A	8,513	306,723
	First Solar, Inc. (a)	958	120,181
	Intel Corp.	109,664	2,259,078
	KLA-Tencor Corp.	3,351	106,126
	Linear Technology Corp.	4,417	140,814
	LSI Corp. (a)	12,882	51,915
	MEMC Electronic Materials, Inc. (a)	4,482	42,848
	Microchip Technology, Inc.	3,656	111,325
	Micron Technology, Inc. (a)	16,838	122,581
	National Semiconductor Corp.	4,693	64,763
	Novellus Systems, Inc. (a)	1,892	50,535
	NVIDIA Corp. (a)	11,278	103,645
	Teradyne, Inc. (a)	3,552	38,220
	Texas Instruments, Inc.	24,089	594,757
	Xilinx, Inc.	5,398	150,712
			4,999,449
	Software 3.6%
	Adobe Systems, Inc. (a)	10,375	297,970
	Autodesk, Inc. (a)	4,523	133,609
	BMC Software, Inc. (a)	3,577	127,270
	CA, Inc.	7,697	150,553
	Citrix Systems, Inc. (a)	3,660	201,373
	Compuware Corp. (a)	4,435	36,278
	Electronic Arts, Inc. (a)	6,461	102,924
	Intuit, Inc. (a)	6,191	246,092
	McAfee, Inc. (a)	3,075	101,782
¤	Microsoft Corp.	150,276	3,878,624
	Novell, Inc. (a)	6,896	41,652
	Oracle Corp.	77,161	1,824,086
	Red Hat, Inc. (a)	3,717	119,502
	Salesforce.com, Inc. (a)	2,231	220,757
	Symantec Corp. (a)	15,746	204,226
			7,686,698
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	1,738	64,202
	AutoNation, Inc. (a)	1,758	42,948
	AutoZone, Inc. (a)	577	122,076
	Bed Bath & Beyond, Inc. (a)	5,190	196,597
	Best Buy Co., Inc.	6,820	236,381
	Carmax, Inc. (a)	4,393	92,692
	GameStop Corp. Class A (a)	3,012	60,391
	Gap, Inc. (The)	8,848	160,237
	Home Depot, Inc. (The)	33,120	944,251
	Limited Brands, Inc.	5,320	136,405
	Lowe's Cos., Inc.	28,169	584,225
	O'Reilly Automotive, Inc. (a)	2,722	134,140
	Office Depot, Inc. (a)	5,430	23,458
	RadioShack Corp.	2,472	53,247
	Ross Stores, Inc.	2,414	127,121
	Staples, Inc.	14,386	292,467
	Tiffany & Co.	2,507	105,469
	TJX Cos., Inc.	8,042	333,904
	Urban Outfitters, Inc. (a)	2,566	82,523
			3,792,734
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	6,013	222,301
	NIKE, Inc. Class B	7,659	564,009
	Polo Ralph Lauren Corp.	1,123	88,728
	VF Corp.	1,736	137,717
			1,012,755
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	9,340	116,003
	People's United Financial, Inc.	7,387	102,236
			218,239
	Tobacco 1.5%
	Altria Group, Inc.	41,047	909,602
	Lorillard, Inc.	3,014	229,787
	Philip Morris International, Inc.	36,500	1,862,960
	Reynolds American, Inc.	3,331	192,598
			3,194,947
	Trading Companies & Distributors 0.1%
	Fastenal Co.	2,586	126,921
	W.W. Grainger, Inc.	1,222	136,876
			263,797
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	7,951	367,654
	MetroPCS Communications, Inc. (a)	5,152	46,110
	Sprint Nextel Corp. (a)	58,754	268,506
			682,270
	Total Common Stocks (Cost $116,073,138)		196,400,991

		Principal Amount	Value
	Short-Term Investments 6.9%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $57,427 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $60,000 and a Market Value of $63,606)	$57,427	57,427

	Total Repurchase Agreement (Cost $57,427)		57,427

	U.S. Government 6.9%
	United States Treasury Bills
	0.159%, due 10/7/10 (b)	11,300,000	11,297,367
	0.162%, due 10/28/10 (b)(c)	3,200,000	3,198,880
	Total U.S. Government (Cost $14,495,361)		14,496,247
	Total Short-Term Investments (Cost $14,552,788)		14,553,674

	Total Investments (Cost $130,625,926) (e)	99.9%	210,954,665

	Other Assets, Less Liabilities	0.1	131,756
	Net Assets	100.0%	$211,086,421

		Contracts Long	Unrealized Depreciation (d)
	Futures Contracts (0.1%)
	Standard & Poor's 500 Index Mini September 2010	265	$(293,501)
	Total Futures Contracts (Settlement Value $14,552,475)		$(293,501)

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Interest rate presented is yield to maturity.
(c)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2010.
(e)	At July 31, 2010, cost is $137,138,815 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$91,355,258
	Gross unrealized depreciation	(17,539,408)
	Net unrealized appreciation	$73,815,850

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$196,400,991	$—	$—	$196,400,991
Short-Term Investments
Repurchase Agreement	—	57,427	—	57,427
U.S. Government	—	14,496,247	—	14,496,247
Total Short-Term Investments	—	14,553,674	—	14,553,674
Total Investments in Securities	$196,400,991	$14,553,674	$—	$210,954,665

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfer between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).
Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(293,501)	$—	$—	$(293,501)
Total Other Financial Instruments	$(293,501)	$—	$—	$(293,501)

(b)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investment.

MainStay Global High Income Fund
Portfolio of Investments ††† July 31, 2010 unaudited

			Principal Amount	Value
	Long-Term Bonds 96.1%†
	Corporate Bonds 35.7%
	Bermuda 1.7%
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11 (a)(b)		$985,000	$148,981
	8.00%, due 12/23/11 (a)(b)(c)		500,000	75,625
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (c)		1,475,000	1,478,687
	Noble Group, Ltd. 6.75%, due 1/29/20 (c)		3,000,000	3,045,000
				4,748,293
	Brazil 4.2%
	Centrais Eletricas Brasileiras S.A. 6.875%, due 7/30/19 (c)		4,100,000	4,653,500
	CSN Resources S.A. 6.50%, due 7/21/20 (c)		3,000,000	3,030,000
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (c)		2,000,000	2,119,828
	Voto-Votorantim, Ltd. 6.75%, due 4/5/21 (c)		2,000,000	2,045,000
				11,848,328
	Cayman Islands 4.5%
	ADCB Finance Cayman, Ltd. 4.75%, due 10/8/14 (c)		1,700,000	1,704,552
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (c)		3,000,000	3,030,000
	CCL Finance, Ltd. 9.50%, due 8/15/14 (c)		2,500,000	2,912,500
	Gol Finance 9.25%, due 7/20/20 (c)		2,000,000	2,025,000
	Independencia International, Ltd. Series Reg S 12.00%, due 12/30/16		224,111	53,787
	Odebrecht Finance, Ltd. 7.00%, due 4/21/20 (c)		1,000,000	1,047,500
	Vale Overseas, Ltd. 6.875%, due 11/21/36		2,000,000	2,210,792
				12,984,131
	India 1.4%
	ICICI Bank, Ltd. 5.00%, due 1/15/16 (c)		4,000,000	4,036,505

	Jamaica 1.1%
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (c)		2,500,000	3,153,125

	Luxembourg 5.9%
	ALROSA Finance S.A. Series Reg S 8.875%, due 11/17/14		1,500,000	1,629,375
¤	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		9,950,000	11,977,810
	TNK-BP Finance S.A. 7.25%, due 2/2/20 (c)		1,000,000	1,055,000
	VTB Capital S.A. 6.465%, due 3/4/15 (c)		2,000,000	2,057,600
				16,719,785
	Mexico 1.8%
	Controladora Mabe S.A. C.V. 7.875%, due 10/28/19 (c)		1,600,000	1,721,600
	Financiera Independencia SAB de C.V. 10.00%, due 3/30/15 (c)		1,000,000	970,000
	Grupo Petrotemex S.A. de C.V. 9.50%, due 8/19/14 (c)		2,150,000	2,332,750
				5,024,350
	Netherlands 2.6%
	Indosat Palapa Co. B.V. 7.375%, due 7/29/20 (c)		1,000,000	1,045,000
	Majapahit Holding B.V. 8.00%, due 8/7/19 (c)		4,500,000	5,242,500
	Paiton Energy Funding B.V. 9.34%, due 2/15/14		1,128,895	1,162,762
				7,450,262
	Qatar 1.4%
	Qatari Diar Finance QSC 5.00%, due 7/21/20 (c)		4,000,000	4,032,000

	Russia 0.7%
	BOM Capital PLC 6.699%, due 3/11/15 (c)		2,000,000	2,015,000

	Trinidad And Tobago 1.6%
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (c)		3,840,000	4,502,400

	United Arab Emirates 2.2%
	Abu Dhabi National Energy Co.
	6.25%, due 9/16/19 (c)		4,600,000	4,821,909
	7.25%, due 8/1/18 (c)		1,425,000	1,574,143
				6,396,052
	United States 6.6%
	AgriBank FCB 9.125%, due 7/15/19		5,300,000	6,329,133
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		2,100,000	2,035,540
	Frontier Communications Corp. 8.75%, due 4/15/22 (c)		2,000,000	2,145,000
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (c)		2,300,000	2,449,801
	Rohm & Haas Co. 7.85%, due 7/15/29		5,400,000	6,017,123
				18,976,597
	Total Corporate Bonds (Cost $96,523,111)			101,886,828
	Government & Federal Agencies 60.4%
	Argentina 3.4%
¤	Republic of Argentina
	2.50%, due 12/31/38		17,360,000	6,640,200
	8.28%, due 12/31/33		4,034,356	3,126,626
				9,766,826
	Bahamas 1.9%
	Commonwealth of the Bahamas 6.95%, due 11/20/29 (c)		5,305,000	5,419,508

	Bahrain 0.7%
	Kingdom of Bahrain 5.50%, due 3/31/20 (c)		2,000,000	2,028,716

	Barbados 0.7%
	Barbados Government 7.00%, due 8/4/22 (c)		2,000,000	2,024,000

	Belize 0.8%
	Belize Government Series Reg S 6.00%, due 2/20/29		3,000,000	2,377,500

	Bermuda 0.4%
	Government of Bermuda 5.603%, due 7/20/20 (c)		1,000,000	1,042,292

	Brazil 2.3%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/14	B$	10,210,000	5,521,353
	Republic of Brazil 4.875%, due 1/22/21		$1,000,000	1,035,000
				6,556,353
	Colombia 3.4%
¤	Republic of Colombia
	6.125%, due 1/18/41		1,600,000	1,716,000
	7.375%, due 3/18/19		3,500,000	4,278,750
	8.125%, due 5/21/24		2,830,000	3,636,550
				9,631,300
	Croatia 1.1%
	Republic of Croatia 6.625%, due 7/14/20 (c)		3,000,000	3,218,439

	Dominican Republic 1.3%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,683,750

	Egypt 1.3%
	Arab Republic of Egypt 5.75%, due 4/29/20 (c)		3,500,000	3,591,875

	El Salvador 3.0%
¤	Republic of El Salvador
	Series Reg S
	7.375%, due 12/1/19 (c)		3,000,000	3,255,000
	7.65%, due 6/15/35		2,450,000	2,566,375
	8.25%, due 4/10/32		900,000	974,250
	8.25%, due 4/10/32 (c)		1,550,000	1,677,875
				8,473,500
	Gabon 0.8%
	Gabonese Republic 8.20%, due 12/12/17 (c)		2,200,000	2,392,500

	Ghana 1.0%
	Republic of Ghana Series Reg S 8.50%, due 10/4/17		2,500,000	2,733,500

	Indonesia 8.9%
¤	Republic of Indonesia
	5.875%, due 3/13/20 (c)		21,000,000	23,205,000
	6.625%, due 2/17/37 (c)		2,000,000	2,262,400
				25,467,400
	Jamaica 0.2%
	Jamaica Government 8.00%, due 6/24/19		650,000	663,000

	Lithuania 1.0%
	Republic of Lithuania 6.75%, due 1/15/15 (c)		2,500,000	2,697,518

	Mexico 2.5%
	United Mexican States 7.25%, due 12/15/16	M$	86,250,000	7,205,019

	Panama 3.4%
¤	Republic of Panama
	6.70%, due 1/26/36		$3,058,000	3,577,860
	8.875%, due 9/30/27		920,000	1,281,100
	9.375%, due 4/1/29		3,252,000	4,707,270
				9,566,230
	Philippines 3.4%
¤	Republic of Philippines
	6.50%, due 1/20/20		2,500,000	2,890,750
	9.50%, due 2/2/30		4,660,000	6,687,100
				9,577,850
	Russia 3.7%
¤	Russian Federation 7.50%, due 3/31/30		9,061,770	10,508,935

	South Africa 1.9%
	Republic of South Africa 5.50%, due 3/9/20		5,000,000	5,350,000

	Sri Lanka 1.0%
	Republic of Sri Lanka 7.40%, due 1/22/15 (c)		2,710,000	2,933,575

	Turkey 4.8%
¤	Republic of Turkey
	5.625%, due 3/30/21		2,000,000	2,065,000
	6.75%, due 5/30/40		3,200,000	3,388,000
	7.375%, due 2/5/25		6,225,000	7,298,812
	16.00%, due 3/7/12	YTL	1,350,000	996,467
				13,748,279
	Ukraine 2.3%
	Ukraine Government
	6.75%, due 11/14/17 (c)		$3,200,000	3,204,320
	7.65%, due 6/11/13 (c)		3,300,000	3,456,750
				6,661,070
	Uruguay 0.3%
	Republic of Uruguay 6.875%, due 9/28/25		800,000	932,000

	Venezuela 3.4%
¤	Republic of Venezuela
	6.00%, due 12/9/20		7,800,000	4,660,500
	Series Reg S 9.25%, due 5/7/28		7,270,000	4,925,425
				9,585,925
	Vietnam 1.5%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (c)		4,000,000	4,400,000

	Total Government & Federal Agencies (Cost $156,522,876)			172,236,860

	Total Long-Term Bonds (Cost $253,045,987)			274,123,688

	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $8,735,894 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $8,410,000 and a Market Value of $8,915,441)		8,735,887	8,735,887

	Total Short-Term Investment (Cost $8,735,887)			8,735,887

	Total Investments (Cost $261,781,874) (f)		99.2%	282,859,575

	Other Assets, Less Liabilities		0.8	2,410,486
	Net Assets		100.0%	$285,270,061

		Contracts Short		Unrealized Depreciation (d)
	Futures Contracts (0.0%)‡
	United States Treasury Note September 2010 (10 Year) (e)		(20)	$(68,644)

	Total Futures Contracts (Settlement Value $2,476,250)			$(68,644)

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of these securities at July 31, 2010 is $224,606, which represents 0.1% of the Fund's net assets.
(b)	Issue in default.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2010.
(e)	At July 31, 2010, cash in the amount of $28,000 is on deposit with broker for futures transactions.
(f)	At July 31, 2010, cost is $262,434,667 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$24,131,251
Gross unrealized depreciation	(3,706,343)
Net unrealized appreciation	$20,424,908

The following abbreviations are used in the above portfolio:
B$	-Brazilian Real
M$	-Mexican Peso
YTL	-Turkish Lira

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$101,886,828	$—	$101,886,828
Government & Federal Agencies	—	172,236,860	—	172,236,860
Total Long-Term Bonds	—	274,123,688	—	274,123,688
Short-Term Investment
Repurchase Agreement	—	8,735,887	—	8,735,887
Total Investments in Securities	—	282,859,575	—	282,859,575
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	753,395	—	753,395
Total Investments in Securities and Other Financial Instruments	$—	$283,612,970	$—	$283,612,970

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (a)	$(68,644)	$—	$—	$(68,644)
Foreign Currency Forward Contracts (b)	—	(293,738)	—	(293,738)
Total Other Financial Instruments	$(68,644)	$(293,738)	$—	$(362,382)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2010, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 8/13/10	JPMorgan Chase Bank	CAD	3,000,000	USD	2,900,737	USD	17,061
Indonesian Rupiah vs. U.S. Dollar, expiring 8/9/10	HSBC Bank USA	IDR	60,000,000,000		6,560,962		137,408
Indonesian Rupiah vs. U.S. Dollar, expiring 2/9/11	JPMorgan Chase Bank	IDR	60,000,000,000		6,615,215		(117,484)
Korean Won vs. U.S. Dollar, expiring 8/16/10	JPMorgan Chase Bank	KRW	7,000,000,000		5,769,865		143,357
Malaysian Ringgit vs. U.S. Dollar, expiring 8/16/10	JPMorgan Chase Bank	MYR	20,000,000		6,244,146		37,967
Mexican Peso vs. U.S. Dollar, expiring 8/9/10	JPMorgan Chase Bank	MXN	50,000,000		3,920,748		27,238
Norwegian Kroner vs. U.S. Dollar, expiring 8/16/10	JPMorgan Chase Bank	NOK	25,000,000		3,995,206		116,878
			Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 8/12/10	JPMorgan Chase Bank	EUR	3,000,000		3,800,415		(109,020)
Indonesian Rupiah vs. U.S. Dollar, expiring 8/9/10	JPMorgan Chase Bank	IDR	60,000,000,000		6,737,788		39,418
Indonesian Rupiah vs. U.S. Dollar, expiring 2/2/11	JPMorgan Chase Bank	IDR	60,000,000,000		6,737,788		234,068
Mexican Peso vs. U.S. Dollar, expiring 8/9/10	JPMorgan Chase Bank	MXN	50,000,000		3,880,752		(67,234)
Net unrealized appreciation on foreign currency forward contracts						USD	459,657

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	1,108	USD	990	USD	1,003
Euro	EUR	69		88		90
Mexican Peso	MXN	4,599,923		358,250		363,437
Turkish Lira	YTL	131,781		83,469		87,434
Total			USD	442,797	USD	451,964

MainStay Government Fund

Portfolio of Investments ††† July 31, 2010 unaudited
Principal Amount	Value
	Long-Term Bonds 97.1%†
	Asset-Backed Securities 2.2%
	Credit Cards 0.3%
	Chase Issuance Trust Series 2006-C4, Class C4 0.631%, due 1/15/14 (a)	$1,000,000	$987,245

	Diversified Financial Services 0.7%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	2,162,123	2,348,307

	Home Equity 0.4%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	509,289	510,153
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	813,347	816,379
			1,326,532
	Utilities 0.8%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,275,000	2,689,751

	Total Asset-Backed Securities (Cost $6,757,799)		7,351,835

	Corporate Bonds 4.9%
	Agriculture 1.4%
	Altria Group, Inc. 9.70%, due 11/10/18	3,400,000	4,454,537

	Auto Manufacturers 1.0%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	2,920,000	3,301,667

	Beverages 0.5%
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	1,253,000	1,704,258

	Pipelines 0.6%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	1,700,000	2,082,905

	Real Estate Investment Trusts 1.4%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,150,000	2,329,858
	ProLogis 7.375%, due 10/30/19	2,100,000	2,061,528
			4,391,386

	Total Corporate Bonds (Cost $15,364,136)		15,934,753

	Mortgage-Backed Securities 2.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.8%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	435,742	436,285
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40	1,970,000	2,130,091
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.992%, due 8/25/36 (c)	829,479	718,931
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	710,000	750,296
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	620,000	657,717
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,000,000	1,057,382
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (a)	950,000	1,016,634
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.91%, due 2/25/42 (a)(d)(e)(f)	1,504,847	1,473,396
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/15 (d)	800,000	828,641
	Total Mortgage-Backed Securities (Cost $8,955,226)		9,069,373

	U.S. Government & Federal Agencies 87.2%
	Fannie Mae (Collateralized Mortgage Obligation) 0.2%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	620,237	642,673

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 1.3%
	Series 2003-T1, Class B 4.491%, due 11/25/12	3,865,000	4,150,767

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	1,667,806	276,545
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	260,711	42,568
			319,113
	Federal Home Loan Bank 1.8%
	5.125%, due 8/14/13	5,140,000	5,777,658

	Federal Home Loan Mortgage Corporation 0.5%
	4.75%, due 11/17/15	1,615,000	1,848,508

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.2%
	2.558%, due 3/1/35 (a)	76,691	80,028
	3.00%, due 8/1/10	1,224,761	1,223,089
	4.00%, due 3/1/25	4,454,840	4,662,989
	4.00%, due 7/1/25	1,788,854	1,872,436
	5.00%, due 1/1/20	733,173	789,160
	5.00%, due 6/1/33	3,273,322	3,519,277
	5.00%, due 8/1/33	2,646,748	2,832,676
	5.00%, due 5/1/36	2,647,648	2,824,539
	5.032%, due 6/1/35 (a)	1,166,085	1,240,148
	5.50%, due 1/1/21	1,637,663	1,776,053
	5.50%, due 11/1/35	1,505,908	1,624,929
	5.50%, due 11/1/36	562,692	606,549
	5.645%, due 2/1/37 (a)	201,096	212,958
	6.50%, due 4/1/37	389,172	427,120
			23,691,951
	Federal National Mortgage Association 7.0%
	2.50%, due 5/15/14	4,650,000	4,843,449
	2.75%, due 3/13/14	5,025,000	5,291,848
	4.625%, due 5/1/13	2,990,000	3,235,389
	5.375%, due 6/12/17	4,675,000	5,529,010
	6.625%, due 11/15/30	3,100,000	4,083,863
			22,983,559
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 31.3%
	1.976%, due 11/1/34 (a)	379,328	393,121
	2.485%, due 4/1/34 (a)	854,726	892,511
¤	4.50%, due 7/1/18	8,224,136	8,808,731
	4.50%, due 11/1/18	5,324,552	5,703,037
	4.50%, due 6/1/23	6,069,863	6,445,370
	5.00%, due 9/1/17	2,700,935	2,905,077
	5.00%, due 9/1/20	380,205	408,586
	5.00%, due 6/1/35	3,038,588	3,250,144
	5.00%, due 1/1/36	742,452	793,331
	5.00%, due 2/1/36	3,926,756	4,195,853
	5.00%, due 3/1/36 TBA (h)	2,170,000	2,304,948
	5.00%, due 5/1/36	3,801,163	4,061,653
	5.00%, due 6/1/36	1,332,467	1,421,906
	5.00%, due 9/1/36	953,432	1,018,770
	5.50%, due 1/1/17	206,690	224,091
	5.50%, due 2/1/17	4,223,517	4,576,991
	5.50%, due 6/1/19	1,763,064	1,929,221
	5.50%, due 11/1/19	1,965,646	2,152,381
	5.50%, due 4/1/21	3,413,554	3,708,414
¤	5.50%, due 6/1/33	9,505,478	10,290,909
	5.50%, due 11/1/33	5,043,063	5,459,767
	5.50%, due 12/1/33	5,893,221	6,380,174
	5.50%, due 6/1/34	1,233,891	1,334,304
	5.50%, due 12/1/34	738,361	798,449
	5.50%, due 3/1/35	2,410,253	2,606,398
	5.50%, due 12/1/35	680,307	735,032
	5.50%, due 4/1/36	2,403,801	2,597,167
	5.50%, due 7/1/37	723,103	784,218
	6.00%, due 12/1/16	332,196	361,358
	6.00%, due 11/1/32	1,359,798	1,503,016
	6.00%, due 1/1/33	952,047	1,051,725
	6.00%, due 3/1/33	1,043,563	1,150,865
	6.00%, due 9/1/34	318,385	349,730
	6.00%, due 9/1/35	3,303,760	3,657,945
	6.00%, due 10/1/35	760,346	834,278
	6.00%, due 6/1/36	2,383,268	2,595,554
	6.00%, due 11/1/36	2,669,738	2,907,540
	6.00%, due 4/1/37	611,869	659,869
	6.50%, due 10/1/31	661,981	739,667
	6.50%, due 2/1/37	313,480	344,097
			102,336,198
	Government National Mortgage Association (Mortgage Pass-Through Securities) 19.8%
¤	4.50%, due 5/20/40	6,478,248	6,831,174
¤	5.00%, due 6/1/38 TBA (h)	12,270,000	13,199,833
¤	5.50%, due 7/1/36 TBA (h)	12,730,000	13,794,152
	6.00%, due 8/15/32	1,141,673	1,268,401
	6.00%, due 12/15/32	647,983	719,910
¤	6.00%, due 5/1/36 TBA (h)	12,435,000	13,565,814
	6.50%, due 8/15/28	413,139	471,265
	6.50%, due 4/15/31	990,285	1,114,886
¤	6.50%, due 8/1/33 TBA (h)	12,590,000	13,841,131
			64,806,566
	Overseas Private Investment Corporation 2.5%
¤	5.142%, due 12/15/23 (i)	7,340,342	8,187,565

	Tennessee Valley Authority 2.9%
	4.65%, due 6/15/35 (i)	5,605,000	5,748,421
	6.25%, due 12/15/17 (i)	2,980,000	3,660,393
			9,408,814
	United States Treasury Bonds 5.8%
¤	4.375%, due 5/15/40	12,085,000	12,917,777
	6.25%, due 8/15/23	515,000	671,271
	6.25%, due 5/15/30	455,000	615,387
	8.75%, due 8/15/20	3,135,000	4,723,072
			18,927,507
	United States Treasury Notes 6.1%
	2.00%, due 7/15/14 T.I.P.S. (j)	4,629,600	4,969,950
	3.50%, due 5/15/20	4,915,000	5,161,536
¤	4.75%, due 8/15/17	8,345,000	9,721,274
			19,852,760
	United States Treasury Strip Principal 0.7%
	(zero coupon), due 8/15/28	4,665,000	2,283,219
	Total U.S. Government & Federal Agencies (Cost $270,984,777)		285,216,858
	Total Long-Term Bonds (Cost $302,061,938)		317,572,819

	Short-Term Investment 20.7%
	Repurchase Agreement 20.7%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $67,712,975 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $65,155,000 and a Market Value of $69,070,816)	67,712,919	67,712,919
	Total Short-Term Investment (Cost $67,712,919)		67,712,919

	Total Investments (Cost $369,774,857) (k)	117.8%	385,285,738

	Other Assets, Less Liabilities	(17.8)	(58,119,219)

	Net Assets	100.0%	$327,166,519

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2010 is $1,326,532, which represents 0.4% of the Fund's net assets.
(c)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2010.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security - The total market value of this security at July 31, 2010 is $1,473,396, which represents 0.5% of the Fund's net assets.
(f)	Fair valued security - The total market value of this security at July 31, 2010 is $1,473,396, which represents 0.5% of the Fund's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2010 is $56,705,878, which represents 17.3% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	At July 31, 2010, cost is $369,790,052 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$16,004,943
Gross unrealized depreciation	(509,257)
Net unrealized appreciation	$15,495,686

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,351,835	$—	$7,351,835
Corporate Bonds	—	15,934,753	—	15,934,753
Mortgage-Backed Securities (b)	—	7,595,977	1,473,396	9,069,373
U.S. Government & Federal Agencies	—	285,216,858	—	285,216,858
Total Long-Term Bonds	—	316,099,423	1,473,396	317,572,819
Short-Term Investment
Repurchase Agreement	—	67,712,919	—	67,712,919
Total Investments in Securities	$—	$383,812,342	$1,473,396	$385,285,738

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $1,473,396 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans
(Collateralized Mortgage Obligations)	$1,450,158	$461	$725	$68,176	$-	$(46,124)	$-	$-	$1,473,396	$64,454
Total	$1,450,158	$461	$725	$68,176	$-	$(46,124)	$-	$-	$1,473,396	$64,454

MainStay High Yield Corporate Bond Fund

Portfolio of Investments  July 31, 2010 unaudited
Principal Amount	Value

Long-Term Bonds 91.8%†
Convertible Bonds 0.8%
Health Care - Products 0.1%
Bio Rad Labs 8.00%, due 9/15/16	$7,810,000	$8,356,700

Holding Company - Diversified 0.4%
American Real Estate Partners, L.P./American Real Estate Finance Corp. 4.00%, due 8/15/13 (a)(b)	22,755,000	20,251,950
Icahn Enterprises, L.P. 4.00%, due 8/15/13 (b)	7,565,000	6,732,850
		26,984,800
Internet 0.0%‡
At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)	61,533,853	6,154

Retail 0.2%
Penske Auto Group, Inc. 3.50%, due 4/1/26	11,665,000	11,796,231
Sonic Automotive, Inc. 5.00%, due 10/1/29	2,500,000	2,656,250
		14,452,481
Telecommunications 0.1%
NII Holdings, Inc. 3.125%, due 6/15/12	3,000,000	2,898,750

Total Convertible Bonds (Cost $49,219,928)		52,698,885

Corporate Bonds 76.0%
Advertising 1.1%
Interpublic Group of Cos., Inc. 6.25%, due 11/15/14	20,420,000	21,083,650
Jostens Intermediate Holding Corp. 7.625%, due 10/1/12	12,340,000	12,355,425
Lamar Media Corp.
6.625%, due 8/15/15	16,883,000	16,798,585
Series C 6.625%, due 8/15/15	2,765,000	2,723,525
7.875%, due 4/15/18 (a)	7,490,000	7,733,425
9.75%, due 4/1/14	8,650,000	9,644,750
		70,339,360
Aerospace & Defense 0.1%
BE Aerospace, Inc. 8.50%, due 7/1/18	8,490,000	9,232,875

Agriculture 0.2%
Alliance One International, Inc. 10.00%, due 7/15/16	11,440,000	11,826,100

Airlines 0.4%
DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)	13,130,000	13,130,000
Delta Air Lines, Inc. (Escrow Shares)
(zero coupon), due 12/27/49 (g)	5,175,000	103,500
2.875%, due 2/6/24 (e)(g)	7,201,000	147,621
2.875%, due 2/18/49 (a)(e)(g)	4,190,000	85,895
8.00%, due 6/3/23 (e)(g)	13,575,000	278,288
8.00%, due 6/3/49 (e)(g)	10,459,000	214,410
8.30%, due 12/15/29 (e)(g)	11,297,000	225,940
9.25%, due 3/15/49 (e)(g)	9,000,000	180,000
9.75%, due 5/15/49 (e)(g)	2,115,000	42,300
10.00%, due 8/15/49 (e)(g)	8,195,000	163,900
10.375%, due 12/15/22 (e)(g)	15,160,000	303,200
10.375%, due 2/1/49 (e)(g)	6,515,000	130,300
Northwest Airlines, Inc.
Series 2001-1, Class 1B 7.691%, due 10/1/18	3,143,302	2,923,270
Series 2002-1, Class IC2 9.055%, due 5/20/12	4,309,612	4,266,516
Northwest Airlines, Inc. (Escrow Shares)
7.625%, due 11/15/23 (e)(g)	11,810,900	38,385
7.875%, due 12/31/49 (e)(g)	8,723,000	17,446
8.70%, due 3/15/49 (e)(g)	445,000	890
8.875%, due 6/1/49 (e)(g)	5,229,300	10,459
9.875%, due 3/15/37 (e)(g)	18,534,200	37,068
10.00%, due 2/1/49 (e)(g)	14,683,200	29,366
		22,328,754
Apparel 0.5%
Hanesbrands, Inc. 8.00%, due 12/15/16	14,420,000	15,086,925
Unifi, Inc. 11.50%, due 5/15/14	18,056,000	18,597,680
		33,684,605
Auto Manufacturers 0.9%
Ford Holdings LLC 9.30%, due 3/1/30	10,935,000	11,427,075
Ford Motor Co. 6.50%, due 8/1/18	2,645,000	2,578,875
Harley-Davidson Funding Corp.
5.25%, due 12/15/12 (a)	250,000	259,521
6.80%, due 6/15/18 (a)	29,835,000	31,778,183
Oshkosh Corp.
8.25%, due 3/1/17	5,955,000	6,222,975
8.50%, due 3/1/20	5,960,000	6,243,100
		58,509,729
Auto Parts & Equipment 2.5%
Allison Transmission, Inc. 11.25%, due 11/1/15 (a)(h)	5,151,800	5,538,185
Cooper Standard Automotive, Inc 8.50%, due 5/1/18 (a)	11,060,000	11,447,100
Cooper Tire & Rubber Co. 7.625%, due 3/15/27	5,325,000	4,792,500
FleetPride Corp. 11.50%, due 10/1/14 (a)	17,535,000	16,395,225
Goodyear Tire & Rubber Co. (The)
7.857%, due 8/15/11	16,515,000	17,237,531
8.625%, due 12/1/11	18,504,000	19,244,160
10.50%, due 5/15/16	13,840,000	15,500,800
Johnson Controls, Inc. 5.25%, due 1/15/11	7,520,000	7,664,452
Lear Corp.
7.875%, due 3/15/18	5,335,000	5,548,400
8.125%, due 3/15/20	3,730,000	3,879,200
Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (c)(d)(g)	15,444,000	23,166
Tenneco Automotive, Inc. 10.25%, due 7/15/13	9,517,000	9,707,340
Tenneco, Inc. 8.125%, due 11/15/15	10,891,000	11,299,412
TRW Automotive, Inc.
7.00%, due 3/15/14 (a)	14,990,000	15,289,800
8.875%, due 12/1/17 (a)	11,595,000	12,348,675
		155,915,946

	Banks 2.0%
	CapitalSource, Inc. 12.75%, due 7/15/14 (a)	19,350,000	22,373,437
¤	GMAC, Inc.
	6.75%, due 12/1/14	26,445,000	26,312,775
	6.875%, due 9/15/11	11,930,000	12,168,600
	7.25%, due 3/2/11	5,558,000	5,613,580
	8.00%, due 11/1/31	13,970,000	13,638,213
	8.30%, due 2/12/15 (a)	31,346,000	32,991,665
	Provident Funding Associates 10.25%, due 4/15/17 (a)	12,155,000	12,398,100
			125,496,370
	Beverages 0.7%
	Constellation Brands, Inc.
	7.25%, due 9/1/16	1,150,000	1,198,875
	7.25%, due 5/15/17	7,554,000	7,856,160
	8.375%, due 12/15/14	6,242,000	6,741,360
	Cott Beverages, Inc. 8.375%, due 11/15/17 (a)	24,797,000	25,664,895
			41,461,290
	Biotechnology 0.0%‡
	Bio-Rad Laboratories, Inc. 7.50%, due 8/15/13	1,420,000	1,437,750

	Building Materials 2.3%
	Building Materials Corp. of America
	7.00%, due 2/15/20 (a)	13,170,000	13,268,775
	7.50%, due 3/15/20 (a)	13,805,000	13,770,488
	Compression Polymers Corp. 10.50%, due 7/1/13	5,660,000	5,716,600
	CRH America, Inc. 5.625%, due 9/30/11	3,550,000	3,693,796
	Goodman Global, Inc. 13.50%, due 2/15/16 (h)	13,075,000	14,398,844
¤	Texas Industries, Inc.
	Series Unrestricted 7.25%, due 7/15/13	39,037,000	39,720,147
	7.25%, due 7/15/13	12,430,000	12,647,525
	9.25%, due 8/15/20 (a)	30,690,000	30,843,450
	USG Corp. 9.75%, due 8/1/14 (a)	11,270,000	11,777,150
			145,836,775
	Chemicals 1.8%
	CF Industries, Inc.
	6.875%, due 5/1/18	9,615,000	10,095,750
	7.125%, due 5/1/20	10,955,000	11,694,463
	Georgia Gulf Corp. 9.00%, due 1/15/17 (a)	21,025,000	22,155,094
	Huntsman International LLC 5.50%, due 6/30/16 (a)	11,846,000	10,898,320
	JohnsonDiversey, Inc. 8.25%, due 11/15/19 (a)	500,000	525,000
	Mosaic Global Holdings, Inc. 7.375%, due 12/1/14 (a)	3,445,000	3,603,911
	Nalco Co. 8.25%, due 5/15/17	2,390,000	2,569,250
	Olin Corp. 8.875%, due 8/15/19	7,788,000	8,411,040
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	38,105,000	38,771,837
	Westlake Chemical Corp. 6.625%, due 1/15/16	7,870,000	7,791,300
			116,515,965
	Coal 0.9%
	Arch Coal, Inc. 8.75%, due 8/1/16 (a)	4,240,000	4,547,400
	Consol Energy, Inc. 8.00%, due 4/1/17 (a)	28,235,000	29,999,687
	Peabody Energy Corp.
	5.875%, due 4/15/16	1,845,000	1,868,063
	6.875%, due 3/15/13	8,413,000	8,476,097
	7.375%, due 11/1/16	2,185,000	2,381,650
	7.875%, due 11/1/26	7,080,000	7,442,850
			54,715,747
	Commercial Services 2.3%
	Cardtronics, Inc. 9.25%, due 8/15/13	3,949,000	4,052,661
	Cenveo Corp. 8.875%, due 2/1/18	6,105,000	5,769,225
	Corrections Corp. of America
	6.25%, due 3/15/13	2,339,000	2,374,085
	6.75%, due 1/31/14	1,405,000	1,440,125
	7.75%, due 6/1/17	6,990,000	7,461,825
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (c)(d)(g)	21,941,051	1,579,756
	Ford Holdings, Inc. 9.375%, due 3/1/20	750,000	776,250
	FTI Consulting, Inc. 7.625%, due 6/15/13	3,530,000	3,587,362
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	14,650,000	14,833,125
	GWR Operating Partnership LLP 10.875%, due 4/1/17 (a)	4,560,000	4,617,000
	Interactive Data Corp. 10.25%, due 8/1/18 (a)	11,860,000	12,230,625
	iPayment, Inc. 9.75%, due 5/15/14	16,404,000	15,030,165
	KAR Auction Services, Inc. 4.466%, due 5/1/14 (b)	11,780,000	11,102,650
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (a)	24,640,000	23,408,000
	Lender Processing Services, Inc. 8.125%, due 7/1/16	17,236,000	18,270,160
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (c)(d)(g)	460,000	23,920
	9.75%, due 1/15/49 (c)(d)(g)	26,020,000	1,353,040
	Quintiles Transnational Corp. 10.25%, due 12/30/14 (a)(h)	18,310,000	18,721,975
			146,631,949
	Computers 0.5%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	12,070,000	11,526,850
	10.625%, due 5/15/15	19,260,000	21,330,450
			32,857,300
	Distribution & Wholesale 0.6%
	ACE Hardware Corp. 9.125%, due 6/1/16 (a)	18,338,000	19,438,280
	American Tire Distributors, Inc. 9.75%, due 6/1/17 (a)	18,555,000	19,343,588
			38,781,868
	Diversified Financial Services 3.2%
	AmeriCredit Corp. 8.50%, due 7/1/15	19,465,000	20,243,600
	Credit Acceptance Corp. 9.125%, due 2/1/17 (a)	4,000,000	4,165,000
	Ford Motor Credit Co. LLC 6.625%, due 8/15/17	22,400,000	22,233,031
	Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12	684,000	670,320
	Janus Capital Group, Inc.
	6.125%, due 9/15/11	2,020,000	2,043,608
	6.50%, due 6/15/12	4,324,000	4,539,430
	6.95%, due 6/15/17	26,050,000	26,742,982
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (a)	28,512,000	23,843,160
	Nuveen Investments, Inc.
	5.00%, due 9/15/10	1,272,000	1,272,000
	10.50%, due 11/15/15	6,990,000	6,867,675
	Ocwen Financial Corp. 2.00%, due 7/28/15	25,045,000	25,045,000
	Premium Asset Trust/GEFA 0.767%, due 9/28/10 (a)(b)	15,665,000	15,449,606
	SLM Corp. 8.00%, due 3/25/20	24,870,000	22,072,125
	SquareTwo Financial Corp. 11.625%, due 4/1/17 (a)	12,475,000	11,617,344
	Susser Holdings & Finance 8.50%, due 5/15/16 (a)	15,628,000	16,174,980
			202,979,861

	Electric 3.8%
	AES Corp. (The) 8.75%, due 5/15/13 (a)	6,001,000	6,091,015
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	13,781,440	14,263,790
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (a)	45,455,000	47,500,475
	Calpine Corp. 7.25%, due 10/15/17 (a)	37,579,000	37,485,052
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (a)	2,800,000	2,940,000
	8.625%, due 11/14/11	15,090,000	15,787,913
	NRG Energy, Inc. 7.25%, due 2/1/14	14,667,000	15,033,675
	PNM Resources, Inc. 9.25%, due 5/15/15	8,710,000	9,287,038
	Public Service Co. of New Mexico 7.95%, due 5/15/18	8,760,000	9,301,447
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series B 9.237%, due 7/2/17	489,591	509,175
	Series C 9.681%, due 7/2/26	3,700,000	3,857,250
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	8,135,000	8,175,675
	7.875%, due 6/15/17	56,775,000	53,794,312
	RRI Energy, Inc. 6.75%, due 12/15/14	13,856,000	14,202,400
			238,229,217
	Electrical Components & Equipment 0.5%
	Belden, Inc.
	7.00%, due 3/15/17	12,530,000	12,530,000
	9.25%, due 6/15/19 (a)	15,000,000	16,237,500
			28,767,500
	Energy - Alternate Sources 0.3%
	Headwaters, Inc. 11.375%, due 11/1/14	15,460,000	15,691,900
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (d)	10,565	10,805
			15,702,705
	Entertainment 2.6%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	13,660,000	13,369,725
	FireKeepers Development Authority 13.875%, due 5/1/15 (a)	2,410,000	2,819,700
	Greektown Superholdings, Inc.
	Series A 13.00%, due 7/1/15 (a)	11,395,000	12,477,525
	13.00%, due 7/1/15 (a)	1,440,000	1,576,800
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	8,986,000	8,244,655
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	19,485,000	17,877,487
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13	2,750,000	2,303,125
	8.00%, due 4/1/12	11,298,000	9,659,790
	Peninsula Gaming LLC
	8.375%, due 8/15/15	8,960,000	9,318,400
	10.75%, due 8/15/17	10,005,000	10,405,200
	Penn National Gaming, Inc. 6.75%, due 3/1/15	25,795,000	25,827,244
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	5,732,000	5,560,040
	8.625%, due 8/1/17	7,320,000	7,649,400
	8.75%, due 5/15/20 (a)	7,550,000	7,380,125
	Seneca Gaming Corp.
	Series B 7.25%, due 5/1/12	5,721,000	5,635,185
	7.25%, due 5/1/12	4,357,000	4,291,645
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13	2,340,000	2,357,550
	8.75%, due 6/1/16	11,035,000	11,710,894
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	1,410,123	987,086
	Vail Resorts, Inc. 6.75%, due 2/15/14	2,654,000	2,687,175
			162,138,751
	Environmental Controls 0.5%
	Clean Harbors, Inc. 7.625%, due 8/15/16	9,620,000	9,932,650
	Geo Sub Corp. 11.00%, due 5/15/12	21,865,000	19,842,488
			29,775,138
	Finance - Auto Loans 2.1%
¤	Ford Motor Credit Co. LLC
	5.787%, due 6/15/11 (b)	2,790,000	2,835,477
	7.25%, due 10/25/11	27,690,000	28,619,249
	7.50%, due 8/1/12	11,930,000	12,474,378
	8.00%, due 6/1/14	33,730,000	35,727,524
	8.125%, due 1/15/20	5,910,000	6,321,366
	9.875%, due 8/10/11	6,000,000	6,329,592
	12.00%, due 5/15/15	13,415,000	15,966,667
	General Motors Acceptance Corp. LLC
	6.75%, due 12/1/14	19,305,000	19,164,247
	7.25%, due 3/2/11	3,340,000	3,401,703
			130,840,203
	Food 2.5%
	American Seafoods Group LLC/American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	17,678,000	18,053,657
	American Stores Co. 8.00%, due 6/1/26	17,979,000	15,506,887
	ASG Consolidated LLC/ASG Finance, Inc. 15.00%, due 5/15/17 (a)	12,510,000	11,321,550
	B&G Foods, Inc. 7.625%, due 1/15/18	11,985,000	12,389,494
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	2,540,000	2,413,000
	Smithfield Foods, Inc.
	7.00%, due 8/1/11	10,160,000	10,337,800
	10.00%, due 7/15/14 (a)	12,332,000	13,781,010
	Stater Brothers Holdings
	7.75%, due 4/15/15	852,000	864,780
	8.125%, due 6/15/12	475,000	476,188
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (c)(d)	23,700,000	23,522,250
	7.75%, due 3/1/18	11,560,000	12,210,250
	Tyson Foods, Inc.
	8.25%, due 10/1/11	12,280,000	13,093,550
	10.50%, due 3/1/14	22,683,000	27,106,185
			161,076,601
	Forest Products & Paper 2.7%
	Bowater, Inc. 9.375%, due 12/15/21 (e)	28,888,000	8,846,950
	Domtar Corp. 7.875%, due 10/15/11	28,579,000	30,293,740
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (a)	5,760,000	5,983,200
	7.125%, due 1/15/17 (a)	6,845,000	7,127,356
	7.25%, due 6/1/28	2,370,000	2,358,150
	7.75%, due 11/15/29	1,174,000	1,216,558
	8.00%, due 1/15/24	17,193,000	18,740,370
	8.125%, due 5/15/11	31,872,000	32,828,160
	8.875%, due 5/15/31	29,615,000	33,168,800
	Georgia-Pacific LLC
	8.25%, due 5/1/16 (a)	4,398,000	4,771,830
	9.50%, due 12/1/11	3,000,000	3,225,000
	Weyerhaeuser Co.
	6.95%, due 10/1/27	3,695,000	3,569,112
	7.375%, due 10/1/19	13,935,000	15,142,161
	7.375%, due 3/15/32	1,655,000	1,654,581
	8.50%, due 1/15/25	4,130,000	4,419,009
			173,344,977
	Hand & Machine Tools 0.1%
	Baldor Electric Co. 8.625%, due 2/15/17	8,521,000	9,032,260

	Health Care - Products 1.6%
	Biomet, Inc.
	10.00%, due 10/15/17	10,140,000	11,230,050
	10.375%, due 10/15/17 (h)	4,990,000	5,526,425
	11.625%, due 10/15/17	15,290,000	17,143,912
	Cooper Cos., Inc. (The) 7.125%, due 2/15/15	7,335,000	7,307,494
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	17,895,000	18,879,225
	Invacare Corp. 9.75%, due 2/15/15	17,120,000	18,404,000
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	16,954,000	17,801,700
	Universal Hospital Services, Inc.
	4.134%, due 6/1/15 (b)	930,000	795,150
	8.50%, due 6/1/15 (h)	1,705,000	1,726,313
			98,814,269
	Health Care - Services 3.2%
	American Renal Holdings 8.375%, due 5/15/18 (a)	10,555,000	10,726,519
	Capella Healthcare, Inc. 9.25%, due 7/1/17 (a)	10,992,000	11,486,640
	Centene Corp. 7.25%, due 4/1/14	6,047,000	6,137,705
	Community Health Systems, Inc. 8.875%, due 7/15/15	20,335,000	21,300,912
	DaVita, Inc. 6.625%, due 3/15/13	11,371,000	11,527,351
¤	HCA, Inc.
	5.75%, due 3/15/14	9,524,000	9,238,280
	6.30%, due 10/1/12	23,321,000	23,670,815
	6.375%, due 1/15/15	6,784,000	6,631,360
	6.75%, due 7/15/13	9,545,000	9,640,450
	7.19%, due 11/15/15	5,697,000	5,469,120
	7.875%, due 2/1/11	11,310,000	11,451,375
	8.50%, due 4/15/19	15,775,000	17,431,375
	8.75%, due 9/1/10	2,860,000	2,868,580
	9.00%, due 12/15/14	1,595,000	1,626,900
	9.125%, due 11/15/14	1,815,000	1,910,288
	9.875%, due 2/15/17	3,645,000	4,036,838
	Healthsouth Corp. 8.125%, due 2/15/20	4,905,000	4,978,575
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	8,832,000	9,119,040
	Skilled Healthcare Group, Inc. 11.00%, due 1/15/14	8,658,000	7,748,910
	Sun Healthcare Group, Inc. 9.125%, due 4/15/15	13,175,000	13,734,937
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	8.00%, due 2/1/18	3,795,000	3,795,000
	8.00%, due 2/1/18 (a)	8,960,000	8,892,800
			203,423,770
	Holding Company - Diversified 0.2%
	Leucadia National Corp. 8.125%, due 9/15/15	14,255,000	14,825,200

	Home Furnishing 0.1%
	Sealy Mattress Co. 10.875%, due 4/15/16 (a)	6,849,000	7,670,880

	Household Products & Wares 1.4%
	Central Garden and Pet Co. 8.25%, due 3/1/18	18,075,000	18,346,125
	Jarden Corp.
	7.50%, due 5/1/17	19,830,000	20,375,325
	7.50%, due 1/15/20	3,040,000	3,100,800
	Libbey Glass, Inc. 10.00%, due 2/15/15 (a)	22,616,000	24,086,040
	Spectrum Brands, Inc. 9.50%, due 6/15/18 (a)	23,717,000	25,021,435
			90,929,725
	Insurance 1.7%
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (a)	14,221,000	14,505,420
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	37,380,000	37,707,075
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (a)	19,301,000	18,721,970
	Ironshore Holdings US, Inc. 8.50%, due 5/15/20 (a)	15,670,000	15,763,707
	Lumbermens Mutual Casualty Co.
	8.30%, due 12/1/37 (a)(d)(e)	8,525,000	86,102
	8.45%, due 12/1/97 (a)(d)(e)	2,575,000	26,008
	9.15%, due 7/1/26 (a)(d)(e)	42,123,000	425,442
	USI Holdings Corp.
	4.259%, due 11/15/14 (a)(b)	1,675,000	1,407,000
	9.75%, due 5/15/15 (a)	11,100,000	10,434,000
	Willis North America, Inc. 6.20%, due 3/28/17	8,857,000	9,295,616
			108,372,340
	Internet 0.4%
	Expedia, Inc.
	7.456%, due 8/15/18	7,795,000	8,710,913
	8.50%, due 7/1/16 (a)	15,439,000	16,674,120
			25,385,033
	Iron & Steel 0.6%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	16,350,000	15,848,137
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	2,460,000	2,561,721
	9.375%, due 6/1/19	7,475,000	8,839,120
	Ryerson, Inc.
	7.719%, due 11/1/14 (a)(b)	1,040,000	968,500
	12.00%, due 11/1/15	9,044,000	9,473,590
			37,691,068
	Leisure Time 0.3%
	Brunswick Corp./DE 11.25%, due 11/1/16 (a)	11,240,000	12,926,000
	Town Sports International Holdings, Inc. 11.00%, due 2/1/14	4,645,000	4,296,625
			17,222,625
	Lodging 1.2%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14	1,895,000	2,022,913
	Majestic Star Casino LLC 9.50%, due 10/15/10 (e)	7,690,000	4,402,525
	MGM Mirage, Inc. 13.00%, due 11/15/13	8,523,000	9,929,295
	San Pasqual Casino 8.00%, due 9/15/13 (a)	250,000	242,500
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.037%, due 3/15/14 (a)(b)	16,105,000	14,051,612
	Sheraton Holding Corp. 7.375%, due 11/15/15	1,490,000	1,609,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	7,995,000	8,374,762
	6.75%, due 5/15/18	18,105,000	18,512,362
	7.875%, due 5/1/12	12,615,000	13,561,125
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	3,525,000	3,657,188
			76,363,482
	Machinery - Construction & Mining 0.1%
	Terex Corp. 10.875%, due 6/1/16	7,415,000	8,212,113

	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 8.875%, due 3/15/11	13,800,000	14,196,750

	Media 2.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.875%, due 4/30/18 (a)	6,875,000	7,201,563
	8.125%, due 4/30/20 (a)	5,405,000	5,715,788
¤	Charter Communications Operating LLC 8.00%, due 4/30/12 (a)	41,414,000	43,691,770
	CSC Holdings, Inc.
	6.75%, due 4/15/12	25,745,000	26,839,162
	8.50%, due 4/15/14	7,185,000	7,759,800
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (a)(h)	5,290,000	5,964,475
	Echostar DBS Corp. 6.375%, due 10/1/11	11,491,000	11,893,185
	HSN, Inc. 11.25%, due 8/1/16	22,195,000	24,969,375
	Morris Publishing Group LLC 10.00%, due 9/1/14 (d)(h)	6,843,450	6,518,386
	Nielsen Finance LLC/Nielsen Finance Co. 10.00%, due 8/1/14	8,105,000	8,449,463
	Rainbow National Services LLC
	8.75%, due 9/1/12 (a)	10,205,000	10,230,512
	10.375%, due 9/1/14 (a)	24,935,000	25,932,400
	Ziff Davis Media, Inc. (Escrow Shares) 8.788%, due 7/15/11 (b)(c)(d)(g)(h)	2,827,697	73,803
			185,239,682
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc. 7.375%, due 6/1/17	16,230,000	14,789,588
	Neenah Foundry Co. 15.00%, due 7/29/15 (c)(d)	3,699,999	3,699,999
			18,489,587
	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	11,275,000	12,233,375
	8.375%, due 4/1/17	27,610,000	30,854,175
			43,087,550
	Miscellaneous - Manufacturing 1.3%
	Actuant Corp. 6.875%, due 6/15/17	11,640,000	11,698,200
	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)	30,985,000	31,759,625
	Koppers, Inc. 7.875%, due 12/1/19	11,280,000	11,674,800
	Sally Holdings LLC 9.25%, due 11/15/14	18,535,000	19,554,425
	SPX Corp. 7.625%, due 12/15/14	5,235,000	5,483,662
			80,170,712

Office Furnishings 0.2%
Interface, Inc. 11.375%, due 11/1/13	8,690,000	9,819,700

Oil & Gas 9.3%
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. 12.125%, due 8/1/17	8,475,000	9,788,625
Berry Petroleum Co. 10.25%, due 6/1/14	9,915,000	10,956,075
Chaparral Energy, Inc. 8.50%, due 12/1/15	18,583,000	18,025,510
Chesapeake Energy Corp.
6.50%, due 8/15/17	28,875,000	29,380,312
6.625%, due 1/15/16	13,135,000	13,430,537
Comstock Resources, Inc. 6.875%, due 3/1/12	13,560,000	13,661,700
Concho Resources, Inc./Midland TX 8.625%, due 10/1/17	8,441,000	8,799,743
Continental Resources, Inc. 7.375%, due 10/1/20 (a)	14,605,000	14,824,075
Denbury Resources, Inc.
7.50%, due 12/15/15	1,715,000	1,762,163
8.25%, due 2/15/20	26,361,000	28,140,367
9.75%, due 3/1/16	6,435,000	7,086,544
Forest Oil Corp.
7.25%, due 6/15/19	7,043,000	7,131,038
8.00%, due 12/15/11	13,030,000	13,746,650
Frontier Oil Corp.
6.625%, due 10/1/11	5,735,000	5,763,675
8.50%, due 9/15/16	13,825,000	14,101,500
Hilcorp Energy I, L.P./Hilcorp Finance Co.
7.75%, due 11/1/15 (a)	20,811,000	21,227,220
9.00%, due 6/1/16 (a)	9,005,000	9,500,275
Holly Corp. 9.875%, due 6/15/17	18,512,000	19,275,620
KCS Energy, Inc. 7.125%, due 4/1/12	21,255,000	21,387,844
Linn Energy LLC 9.875%, due 7/1/18	7,760,000	8,536,000
Linn Energy LLC/Linn Energy Finance Corp. 11.75%, due 5/15/17	13,400,000	15,477,000
Mariner Energy, Inc. 7.50%, due 4/15/13	17,480,000	18,048,100
Newfield Exploration Co.
6.625%, due 9/1/14	13,315,174	13,648,053
6.625%, due 4/15/16	9,820,000	10,225,075
7.125%, due 5/15/18	21,475,000	22,495,062
Penn Virginia Corp. 10.375%, due 6/15/16	11,560,000	12,716,000
PetroHawk Energy Corp.
7.875%, due 6/1/15	8,390,000	8,683,650
9.125%, due 7/15/13	1,155,000	1,204,088
10.50%, due 8/1/14	7,425,000	8,278,875
PetroQuest Energy, Inc. 10.375%, due 5/15/12	23,808,000	24,284,160
Pioneer Drilling Co. 9.875%, due 3/15/18 (a)	14,295,000	14,366,475
Plains Exploration & Production Co.
7.00%, due 3/15/17	6,100,000	6,031,375
7.75%, due 6/15/15	2,840,000	2,882,600
10.00%, due 3/1/16	16,825,000	18,507,500
Pride International, Inc. 7.375%, due 7/15/14	13,860,000	14,137,200
Range Resources Corp.
6.375%, due 3/15/15	5,000,000	5,068,750
7.25%, due 5/1/18	2,500,000	2,593,750
7.375%, due 7/15/13	4,035,000	4,085,438
7.50%, due 5/15/16	4,485,000	4,670,006
8.00%, due 5/15/19	11,655,000	12,499,987
Rosetta Resources, Inc. 9.50%, due 4/15/18 (a)	12,250,000	12,648,125
Stone Energy Corp.
6.75%, due 12/15/14	13,375,000	11,836,875
8.625%, due 2/1/17	10,470,000	9,933,412
W&T Offshore, Inc. 8.25%, due 6/15/14 (a)	9,585,000	9,009,900
Whiting Petroleum Corp.
7.00%, due 2/1/14	24,060,000	25,052,475
7.25%, due 5/1/12	9,929,000	9,966,234
7.25%, due 5/1/13	11,144,000	11,339,020
		586,214,658
Oil & Gas Services 0.4%
American Petroleum Tankers LLC/AP Tankers Co. 10.25%, due 5/1/15 (a)	12,730,000	12,730,000
Complete Production Services, Inc. 8.00%, due 12/15/16	11,900,000	12,048,750
		24,778,750
Packaging & Containers 1.8%
Ball Corp.
6.75%, due 9/15/20	8,610,000	9,040,500
7.125%, due 9/1/16	10,625,000	11,421,875
7.375%, due 9/1/19	10,800,000	11,664,000
Crown Americas LLC/Crown Americas Capital Corp. 7.625%, due 11/15/13	630,000	654,413
Greif, Inc.
6.75%, due 2/1/17	170,000	174,250
7.75%, due 8/1/19	8,100,000	8,343,000
Owens-Brockway Glass Container, Inc.
6.75%, due 12/1/14	22,565,000	22,959,887
7.375%, due 5/15/16	4,910,000	5,265,975
Plastipak Holdings, Inc. 10.625%, due 8/15/19 (a)	27,845,000	31,256,012
Silgan Holdings, Inc.
6.75%, due 11/15/13	2,315,000	2,349,725
7.25%, due 8/15/16	8,740,000	9,002,200
		112,131,837
Pharmaceuticals 1.8%
BioScrip, Inc. 10.25%, due 10/1/15 (a)	3,785,000	3,841,775
Catalent Pharma Solutions, Inc. 10.25%, due 4/15/15 (h)	26,423,575	26,357,516
Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17 (a)	12,415,000	12,601,225
Mylan, Inc.
7.625%, due 7/15/17 (a)	14,495,000	15,400,938
7.875%, due 7/15/20 (a)	11,410,000	12,208,700
NBTY, Inc. 7.125%, due 10/1/15	22,824,000	23,622,840
Valeant Pharmaceuticals International 8.375%, due 6/15/16	17,003,000	19,213,390
		113,246,384
Pipelines 2.4%
ANR Pipeline Co.
7.375%, due 2/15/24
11.50%, beginning 11/1/11	2,555,000	3,102,054
9.625%, due 11/1/21	19,281,000	27,588,142
Cedar Brakes II LLC 9.875%, due 9/1/13 (a)	12,986,971	13,616,190
Copano Energy LLC 8.125%, due 3/1/16	390,000	399,750
Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	25,125,000	25,501,875
Crosstex Energy, L.P. /Crosstex Energy Finance Corp. 8.875%, due 2/15/18	8,590,000	8,976,550
El Paso Natural Gas Co.
7.50%, due 11/15/26	6,029,000	6,547,542
7.625%, due 8/1/10	8,175,000	8,175,000
8.375%, due 6/15/32	7,435,000	8,874,988
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
6.875%, due 11/1/14	7,625,000	7,663,125
8.50%, due 7/15/16	25,155,000	26,538,525
8.75%, due 4/15/18	5,688,000	6,121,710
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	9,194,000	9,630,715
		152,736,166
Real Estate Investment Trusts 0.9%
Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	6,500,000	6,613,750
Host Marriott, L.P.
6.375%, due 3/15/15	5,645,000	5,687,337
Series Q 6.75%, due 6/1/16	34,480,000	34,997,200
7.125%, due 11/1/13	2,273,000	2,312,778
Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	10,140,000	10,279,425
		59,890,490

	Retail 2.3%
	AmeriGas Partners, L.P. 7.25%, due 5/20/15		6,430,000	6,638,975
	AmeriGas Partners, L.P./AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16		2,925,000	3,027,375
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17		3,343,000	3,184,208
	8.00%, due 3/15/14		18,896,000	18,896,000
	AutoNation, Inc. 6.75%, due 4/15/18		20,176,000	20,327,320
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23		16,185,000	16,872,862
	Limited Brands, Inc. 8.50%, due 6/15/19		8,450,000	9,400,625
	Penske Auto Group, Inc. 7.75%, due 12/15/16		17,096,000	16,454,900
	Phillips-Van Heusen Corp. 7.375%, due 5/15/20		12,330,000	12,854,025
	QVC, Inc. 7.125%, due 4/15/17 (a)		10,820,000	11,090,500
	Sally Holdings LLC/Sally Capital, Inc. 10.50%, due 11/15/16		500,000	545,000
	Sonic Automotive, Inc.
	8.625%, due 8/15/13		2,890,000	2,947,800
	9.00%, due 3/15/18		10,320,000	10,603,800
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13		14,172,000	14,455,440
				147,298,830
	Software 0.4%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17 (a)		10,800,000	11,232,000
	7.875%, due 7/15/20 (a)		3,565,000	3,725,425
	SS&C Technologies, Inc. 11.75%, due 12/1/13		10,036,000	10,550,345
				25,507,770
	Telecommunications 3.8%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		18,424,000	12,436,200
	American Tower Corp. 7.25%, due 5/15/19		7,425,000	8,668,688
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (a)		33,700,000	36,817,250
	Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, due 12/1/15 (a)		10,375,000	10,867,812
	Crown Castle International Corp.
	7.125%, due 11/1/19		26,105,000	27,083,937
	9.00%, due 1/15/15		10,080,000	11,037,600
	DigitalGlobe, Inc. 10.50%, due 5/1/14		10,000,000	10,912,500
	GCI, Inc.
	7.25%, due 2/15/14		12,360,000	12,576,300
	8.625%, due 11/15/19		20,585,000	21,305,475
	GeoEye, Inc. 9.625%, due 10/1/15 (a)		7,830,000	8,221,500
	iPCS, Inc. 2.591%, due 5/1/13 (b)		2,210,000	2,093,975
	Lucent Technologies, Inc. 6.50%, due 1/15/28		15,100,000	10,192,500
	NII Capital Corp. 10.00%, due 8/15/16		7,095,000	7,839,975
	Qwest Corp.
	7.50%, due 10/1/14		4,400,000	4,807,000
	8.875%, due 3/15/12		13,755,000	14,872,594
	SBA Telecommunications, Inc. 8.25%, due 8/15/19		14,955,000	16,375,725
	Sprint Capital Corp. 8.75%, due 3/15/32		4,495,000	4,556,806
	Sprint Nextel Corp. 8.375%, due 8/15/17		16,850,000	17,608,250
				238,274,087
	Textiles 0.3%
	INVISTA 9.25%, due 5/1/12 (a)		20,959,000	21,194,789

	Transportation 0.9%
	KAR Holdings, Inc.
	8.75%, due 5/1/14		9,635,000	9,972,225
	10.00%, due 5/1/15		23,250,000	24,180,000
	Martin Midstream Partners, L.P. 8.875%, due 4/1/18 (a)		10,785,000	10,892,850
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (a)		12,415,000	12,166,700
				57,211,775
	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15		13,126,000	12,633,775

	Total Corporate Bonds (Cost $4,535,432,606)			4,808,493,393

	Foreign Bond 0.4%
	Media 0.4%
	Shaw Communications, Inc. 7.50%, due 11/20/13	C$	22,825,000	25,213,071

	Total Foreign Bond (Cost $18,139,948)			25,213,071

	Loan Assignments & Participations 5.4% (i)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.23%, due 7/31/14		$5,520,497	4,982,249
	Tranche B2 Term Loan 4.23%, due 7/31/14		5,320,546	4,801,792
				9,784,041
	Auto Manufacturers 0.9%
	Ford Motor Co. Term Loan 3.35%, due 12/16/13		55,968,194	54,347,467

	Auto Parts & Equipment 0.1%
	FleetPride Corp. Term Loan 3.033%, due 6/6/13		7,684,375	6,762,250

	Beverage, Food & Tobacco 0.1%
	American Seafoods Group LLC/American Seafoods Finance, Inc. Term Loan B 5.50%, due 5/7/15		8,975,000	8,924,408

	Commercial Services 0.3%
	Lender Processing Services, Inc. Term Loan A 2.316%, due 7/2/13		16,280,000	16,157,900

	Diversified Financial Services 0.4%
	DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan 6.85%, due 8/3/13		26,972,000	26,909,964

	Electric 1.0%
¤	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.846%, due 10/10/14		39,169,556	30,215,631
	Term Loan B2 3.975%, due 10/10/14		46,783,804	36,274,150
				66,489,781
	Health Care - Services 0.8%
	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.788%, due 7/25/14		1,909,800	1,808,332
	Term Loan 2.788%, due 7/25/14		27,285,846	25,836,149
¤	HCA, Inc.
	Term Loan A 2.033%, due 11/16/12		4,970,287	4,804,801
	Term Loan B 2.783%, due 11/18/13		19,964,937	19,268,341
				51,717,623
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (c)(d)		5,909,551	310,252

	Media 0.9%
¤	Charter Communications Operating LLC
	Replacement Term Loan 2.32%, due 3/6/14		3,233,171	3,063,833
	Extended Term Loan 3.79%, due 9/6/16		26,246,924	25,014,263
	Nielsen Finance LLC Class A Term Loan 2.345%, due 8/9/13		29,269,573	27,751,214
				55,829,310
	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/2/15 (c)(d)		18,600,000	18,600,000

	Retail 0.3%
	Toys 'R' Us (Delaware), Inc. Term Loan C 5.325%, due 1/19/13		17,115,000	16,665,731

	Utilities 0.1%
	Calpine Corp. 1st Priority Term Loan 3.415%, due 3/29/14		5,488,964	5,202,512

	Total Loan Assignments & Participations (Cost $348,444,609)			337,701,239

	Yankee Bonds 9.2% (j)
	Chemicals 1.2%
¤	Nova Chemicals Corp.
	3.748%, due 11/15/13 (b)	24,840,000	23,194,350
	6.50%, due 1/15/12	8,385,000	8,468,850
	8.375%, due 11/1/16	13,850,000	14,178,938
	8.625%, due 11/1/19	27,935,000	28,982,562
			74,824,700
	Commercial Services 0.5%
	National Money Mart Co. 10.375%, due 12/15/16	29,545,000	30,948,388

	Diversified Financial Services 0.3%
	MU Finance PLC 8.375%, due 2/1/17 (a)	17,945,000	17,586,100

	Forest Products & Paper 0.5%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (a)	8,970,000	10,091,250
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	26,050,000	23,966,000
			34,057,250
	Health Care - Products 0.4%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	20,197,000	21,686,529

	Insurance 0.4%
	Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16	6,540,000	7,258,864
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	8,207,000	8,309,587
	7.75%, due 7/15/37	4,810,000	4,491,338
	8.30%, due 4/15/26	5,395,000	5,354,537
			25,414,326
	Leisure Time 0.3%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (a)(c)(d)	12,185,000	17,016,730

	Media 1.4%
	Quebecor Media, Inc. 7.75%, due 3/15/16	36,570,000	37,118,550
	Videotron Ltee
	6.875%, due 1/15/14	11,241,000	11,437,717
	9.125%, due 4/15/18	35,235,000	39,463,200
			88,019,467
	Miscellaneous - Manufacturing 0.1%
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	6,810,000	7,387,835

	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	27,885,000	27,222,731

	Telecommunications 3.6%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (a)	4,400,000	4,510,000
¤	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13	54,265,000	55,078,975
	8.875%, due 1/15/15	13,690,000	14,203,375
	8.875%, due 1/15/15 (a)	8,610,000	8,889,825
	Millicom International Cellular S.A. 10.00%, due 12/1/13	25,130,000	25,883,900
	Nortel Networks, Ltd.
	6.875%, due 9/1/23 (e)	3,000,000	810,000
	10.125%, due 7/15/13 (e)	3,780,000	3,052,350
	10.75%, due 7/15/16 (e)	11,632,000	9,465,540
	Rogers Communications, Inc. 9.625%, due 5/1/11	10,427,000	11,090,303
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (a)	23,755,000	24,111,325
	Virgin Media Finance PLC
	8.375%, due 10/15/19	14,815,000	16,074,275
	9.125%, due 8/15/16	8,680,000	9,331,000
	9.50%, due 8/15/16	10,315,000	11,604,375
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18 (a)	34,341,000	35,542,935
			229,648,178
	Transportation 0.1%
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	6,619,000	6,834,118

	Total Yankee Bonds (Cost $537,885,528)		580,646,352

	Total Long-Term Bonds (Cost $5,489,122,619)		5,804,752,940
		Shares	Value
	Common Stocks 0.4%
	Commercial Services 0.0%‡
	Quad/Graphics, Inc. (g)	40,952	1,742,098

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (c)(d)(g)	537,143	5,371

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (c)(d)(g)	15,507,390	155,074

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(d)(g)	717,799	6,079,758

	Telecommunications 0.3%
	Loral Space & Communications, Ltd. (g)	328,889	15,734,050

	Total Common Stocks (Cost $23,289,796)		23,716,351

	Preferred Stocks 0.3%
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. 10.00% (c)(d)(e)	6,430	64

	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. 12.00% (a)(d)	18,108	19,873,530

	Total Preferred Stocks (Cost $16,260,073)		19,873,594
		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. Expires 12/12/39 (c)(d)(g)	1,131,214	11,312

	Software 0.0%‡
	ASG Corp. Expires 5/18/15 (d)(g)	12,510	1,251,000

	Total Warrants (Cost $3,435)		1,262,312
		Principal Amount	Value
	Short-Term Investment 5.6%
	Repurchase Agreement 5.6%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $354,673,777 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $341,260,000 and a Market Value of $361,769,726)	$354,673,481	354,673,481
	Total Short-Term Investment (Cost $354,673,481)		354,673,481

	Total Investments (Cost $5,883,349,404) (k)	98.1%	6,204,278,678

	Other Assets, Less Liabilities	1.9	119,903,667

	Net Assets	100.0%	$6,324,182,345

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(c)	Fair valued security. The total market value of these securities at July 31, 2010 is $73,447,735, which represents 1.2% of the Fund's net assets.
(d)	Illiquid security. The total market value of these securities at July 31, 2010 is $101,639,008, which represents 1.6% of the Fund's net assets.
(e)	Issue in default.
(f)	Restricted security.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	At July 31, 2010, cost is $581,985,631 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$426,656,612
Gross unrealized depreciation	(114,363,565)
Net unrealized appreciation	$312,293,047

The following abbreviation is used in the above portfolio:
C$	-Canadian Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$52,692,731	$6,154	$52,698,885
Corporate Bonds (c)	—	4,777,230,373	31,263,020	4,808,493,393
Foreign Bond	—	25,213,071	—	25,213,071
Loan Assignments & Participations (d)	—	318,790,987	18,910,252	337,701,239
Yankee Bonds (e)	—	563,629,622	17,016,730	580,646,352
Total Long-Term Bonds	—	5,737,556,784	67,196,156	5,804,752,940
Common Stocks (f)	17,476,148	—	6,240,203	23,716,351
Preferred Stocks (g)	19,873,530	—	64	19,873,594
Warrants (h)	1,251,000	—	11,312	1,262,312
Short-Term Investment
Repurchase Agreement	—	354,673,481	—	354,673,481
Total Investments in Securities	$38,600,678	$6,092,230,265	$73,447,735	$6,204,278,678

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $6,154 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $23,166, $2,956,716, $987,086, $23,522,250, $73,803 and $3,699,999 are held in Auto Parts & Equipment, Commercial Services, Entertainment, Food, Media and Metal Fabricate & Hardware, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The level 3 securities valued at $310,252 and $18,600,000 are held in Machinery and Metal Fabricate & Hardware within the Loan Assignments & Participations section of the Portfolio of Investments.
(e)	The level 3 security valued at $17,016,730 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f)
The level 3 securities valued at $5,371, $155,074 and $6,079,758 are held in Machinery, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(g)	The level 3 security valued at $64 is held in Machinery within the Preferred Stocks section of the Portfolio of Investments.
(h)	The level 3 security valued at $11,312 is held in Media within the Warrants section of the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfer between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Long-Term Bonds
Corporate Bonds
Auto Parts & Equipment	$-	$-	$-	$23,166	$-	$-	$-	$-	$23,166	$23,166
Commercial Services	2,956,716	-	-	-	-	-	-	-	2,956,716	-
Entertainment	970,052	27,461	38,791	157,413	-	(206,631)	-	-	987,086	35,970
Food	-	-	-	177,750	23,344,500	-	-	-	23,522,250	177,750
Media	861,595	-	(1,624,794)	2,784,862	-	(1,947,860)	-	-	73,803	2,784,862
Metal, Fabricate & Hardware	-	-	-	-	3,699,999	-	-	-	3,699,999	-
Convertible Bonds
Internet	6,154	-	-	-	-	-	-	-	6,154	-
Loan Assignments & Participations
Machinery	2,421,868	(1,508,397)	(3,796,248)	5,493,200	181,344	(2,481,515)	-	-	310,252	7,539,980
Metal, Fabricate & Hardware	-	-	-	-	18,600,000	-	-	-	18,600,000	-
Yankee Bonds
Leisure Time	16,442,013	-	-	574,717	-	-	-	-	17,016,730	574,717
Common Stocks
Machinery	5,371	-	-	-	-	-	-	-	5,371	-
Media	155,074	-	-	-	-	-	-	-	155,074	-
Metal, Fabricate & Hardware	-	-	-	-	6,079,758	-	-	-	6,079,758	-
Preferred Stocks
Machinery	64	-	-	-	-	-	-	-	64	-
Warrants
Media	-	-	-	7,877	3,435	-	-	-	11,312	7,877
Total	$23,818,907	$(1,480,936)	$(5,382,251)	$9,218,985	$51,909,036	$(4,636,006)	$-	$-	$73,447,735	$11,144,322

As of July 31, 2010, the Fund held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	2,568,014	USD	2,307,530	USD	2,497,947

As of July 31, 2010, the Fund held the following restricted security:

	Date of	Principal Amount/		7/31/10	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$61,533,853	$0	$ 6,154	0.0%	‡

‡      Less than one-tenth of a percent.

MainStay Income Builder Fund
Portfolio of Investments ††† July 31, 2010 unaudited

		Principal Amount	Value
	Long-Term Bonds 41.7%†
	Asset-Backed Securities 3.9%
	Airlines 0.6%
	Continental Airlines, Inc. Series A 7.25%, due 11/10/19	$2,230,000	$2,374,951
	UAL 2009-1 Pass Through Trust 10.40%, due 5/1/18	1,622,582	1,768,615
			4,143,566
	Home Equity 3.3%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33	357,408	354,225
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	251,078	248,578
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	56,272	55,358
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (a)	265,366	265,816
	Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	926,122	929,575
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33	408,900	401,937
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.399%, due 5/25/37 (b)	2,896,990	2,138,984
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.739%, due 2/25/34	514,451	440,075
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34	500,000	497,514
	Series 2003-3, Class AF4 4.995%, due 12/25/33	496,169	482,963
	GSAA Home Equity Trust Series 2006-14, Class A1 0.379%, due 9/25/36 (b)	8,619,233	3,954,090
	HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 2A1 0.379%, due 12/25/36 (b)	1,288,317	1,179,919
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.429%, due 3/25/47 (b)	2,060,248	1,397,262
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.379%, due 11/25/36 (b)	1,701,925	1,184,371
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.439%, due 3/25/37 (b)	4,533,232	2,991,290
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33	338,609	338,954
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)	341,307	341,155
	Residential Asset Securities Corp. Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)	232,339	229,274
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33	96,707	89,308
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.439%, due 1/25/37 (b)	3,413,777	2,833,291
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36	234,595	210,280
			20,564,219
	Total Asset-Backed Securities (Cost $25,289,718)		24,707,785

	Convertible Bonds 7.7%
	Auto Parts & Equipment 0.8%
	BorgWarner, Inc. 3.50%, due 4/15/12	3,625,000	5,161,094

	Biotechnology 0.6%
	Amgen, Inc. 0.375%, due 2/1/13	2,569,000	2,588,267
	Life Technologies Corp.
	1.50%, due 2/15/24	165,000	178,613
	3.25%, due 6/15/25	1,160,000	1,241,200
			4,008,080
	Coal 0.1%
	Peabody Energy Corp. 4.75%, due 12/15/66	268,000	286,090

	Computers 0.7%
	EMC Corp. 1.75%, due 12/1/11	3,184,000	4,123,280

	Electrical Components & Equipment 0.0%‡
	General Cable Corp. 0.875%, due 11/15/13	239,000	213,905

	Electronics 0.5%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	2,452,000	2,914,815

	Energy - Alternate Sources 0.1%
	Covanta Holding Corp. 1.00%, due 2/1/27	740,000	705,775

	Housewares 0.5%
	Newell Rubbermaid, Inc. 5.50%, due 3/15/14	1,709,000	3,287,689

	Iron & Steel 0.7%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	2,464,000	3,360,280
	ArcelorMittal 5.00%, due 5/15/14	378,000	483,840
	Steel Dynamics, Inc. 5.125%, due 6/15/14	192,000	218,880
			4,063,000
	Leisure Time 0.5%
	Carnival Corp. 2.00%, due 4/15/21	3,179,000	3,413,451

	Mining 0.6%
	Alcoa, Inc. 5.25%, due 3/15/14	128,000	239,360
	Newmont Mining Corp. 1.25%, due 7/15/14	2,690,000	3,597,875
			3,837,235
	Miscellaneous - Manufacturing 0.8%
	Danaher Corp. (zero coupon), due 1/22/21	3,262,000	3,661,595
	Ingersoll-Rand Co. 4.50%, due 4/15/12	110,000	234,987
	Textron, Inc. 4.50%, due 5/1/13	552,000	950,130
			4,846,712
	Oil & Gas 0.1%
	Chesapeake Energy Corp. 2.50%, due 5/15/37	588,000	476,280

	Oil & Gas Services 0.8%
	Cameron International Corp. 2.50%, due 6/15/26	3,374,000	4,217,500
	Core Laboratories, L.P. 0.25%, due 10/31/11	631,000	1,050,615
			5,268,115
	Pharmaceuticals 0.7%
	ALZA Corp. (zero coupon), due 7/28/20	1,205,000	1,045,338
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	2,984,000	3,345,810
			4,391,148
	Retail 0.1%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	262,000	338,635

	Semiconductors 0.1%
	Intel Corp. 3.25%, due 8/1/39 (c)	534,000	635,460

	Total Convertible Bonds (Cost $47,007,899)		47,970,764

	Corporate Bonds 24.0%
	Advertising 0.1%
	Lamar Media Corp. Series C 6.625%, due 8/15/15	300,000	295,500

	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	289,807

	Airlines 1.1%
	Continental Airlines, Inc. 7.875%, due 1/2/20	1,809,033	1,736,672
	Delta Air Lines, Inc. 11.75%, due 3/15/15 (c)	4,605,000	5,048,231
			6,784,903
	Auto Manufacturers 0.2%
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,275,000
	8.90%, due 1/15/32	215,000	217,688
			1,492,688
	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	120,000	134,400
	Tenneco Automotive, Inc. 8.625%, due 11/15/14	270,000	278,100
	TRW Automotive, Inc. 7.00%, due 3/15/14 (c)	300,000	306,000
			718,500
	Banks 1.3%
	AgriBank FCB 9.125%, due 7/15/19	300,000	358,253
	BAC Capital Trust VI 5.625%, due 3/8/35	1,200,000	1,053,275
	Bank of America Corp.
	6.50%, due 8/1/16	135,000	150,299
	8.00%, due 12/29/49 (b)	1,500,000	1,509,555
	CIT Group, Inc. 7.00%, due 5/1/14	1,500,000	1,458,750
	Citigroup, Inc. 8.50%, due 5/22/19	200,000	243,043
	Fifth Third Bancorp 6.25%, due 5/1/13	255,000	278,172
	GMAC, Inc.
	6.875%, due 9/15/11	305,000	311,100
	8.00%, due 11/1/31	1,411,000	1,377,489
	Wells Fargo & Co. 7.98%, due 3/29/49 (b)	1,200,000	1,236,000
			7,975,936
	Building Materials 1.0%
	U.S. Concrete, Inc. 8.375%, due 4/1/14 (d)	1,900,000	997,500
	USG Corp.
	6.30%, due 11/15/16	4,695,000	4,072,912
	9.50%, due 1/15/18	1,330,000	1,306,725
			6,377,137
	Chemicals 0.8%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	375,000	468,327
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 9.75%, due 11/15/14	3,495,000	3,481,894
	Huntsman International LLC 5.50%, due 6/30/16 (c)	80,000	73,600
	Incitec Pivot Finance LLC 6.00%, due 12/10/19 (c)	300,000	310,671
	Innophos, Inc. 8.875%, due 8/15/14	325,000	335,156
	Solutia, Inc. 8.75%, due 11/1/17	105,000	114,450
			4,784,098
	Coal 0.0%‡
	Arch Western Finance LLC 6.75%, due 7/1/13	250,000	251,250

	Commercial Services 0.8%
	Avis Budget Car Rental LLC
	7.625%, due 5/15/14	955,000	943,063
	9.625%, due 3/15/18 (c)	2,545,000	2,653,162
	Cardtronics, Inc. 9.25%, due 8/15/13	260,000	266,825
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 11/15/49 (c)(e)(f)	110,000	5,720
	ServiceMaster Co. (The) 10.75%, due 7/15/15 (c)(g)	240,000	251,700
	United Rentals North America, Inc. 9.25%, due 12/15/19	1,100,000	1,160,500
			5,280,970
	Computers 1.2%
¤	SunGard Data Systems, Inc.
	9.125%, due 8/15/13	400,000	409,000
	10.25%, due 8/15/15	6,440,000	6,762,000
	Unisys Corp. 14.25%, due 9/15/15 (c)	425,000	497,250
			7,668,250
	Diversified Financial Services 0.6%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (c)	1,200,000	1,245,785
	GE Capital Trust II 5.50%, due 9/15/67 (b)	€640,000	725,586
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	760,000	1,073,298
	Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12	$251,000	245,980
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15	350,000	361,812
			3,652,461
	Electric 1.4%
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (c)	305,000	311,367
	Ameren Energy Generating Co. 6.30%, due 4/1/20	270,000	275,707
	Edison Mission Energy 7.00%, due 5/15/17	600,000	408,000
¤	Energy Future Holdings Corp. 12.00%, due 11/1/17 (g)	11,781,900	7,658,235
	Texas Competitive Electric Holdings Co. LLC 10.25%, due 11/1/15	430,000	288,100
			8,941,409
	Engineering & Construction 0.6%‡
	Esco Corp. 8.625%, due 12/15/13 (c)	250,000	248,125

	Entertainment 0.8%
	Cinemark USA, Inc. 8.625%, due 6/15/19	140,000	145,600
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	240,000	220,200
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13	1,370,000	1,147,375
	6.875%, due 2/15/15	3,300,000	2,161,500
	Pinnacle Entertainment, Inc. 8.625%, due 8/1/17	120,000	125,400
	Pokagon Gaming Authority 10.375%, due 6/15/14 (c)	373,000	388,386
	Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (c)	400,000	328,000
	Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (c)	123,000	110,239
	Warner Music Group 7.375%, due 4/15/14	100,000	98,500
			4,725,200
	Environmental Controls 0.0%‡
	Waste Services, Inc.
	9.50%, due 4/15/14	150,000	155,438
	9.50%, due 4/15/14 (c)	105,000	108,806
			264,244
	Finance - Auto Loans 0.0%‡
	Ford Motor Credit Co. LLC 9.875%, due 8/10/11	200,000	210,986

	Food 0.2%
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,500,000	1,464,375

	Forest Products & Paper 0.5%
	Boise Cascade LLC 7.125%, due 10/15/14	1,255,000	1,179,700
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	1,400,000	1,449,000
	Cellu Tissue Holdings, Inc. 11.50%, due 6/1/14	70,000	76,125
	Clearwater Paper Corp. 10.625%, due 6/15/16	155,000	171,275
	NewPage Corp. 11.375%, due 12/31/14	300,000	277,875
			3,153,975
	Hand & Machine Tools 0.1%
	Baldor Electric Co. 8.625%, due 2/15/17	400,000	424,000

	Health Care - Products 0.6%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15	3,355,000	3,539,525

	Health Care - Services 0.1%
	CIGNA Corp. 8.50%, due 5/1/19	270,000	342,933
	Community Health Systems, Inc. 8.875%, due 7/15/15	300,000	314,250
			657,183
	Home Builders 1.5%
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	6,530,000	6,595,300
	MDC Holdings, Inc. 5.625%, due 2/1/20	2,750,000	2,664,590
			9,259,890
	Home Furnishing 0.0%‡
	ALH Finance LLC/ALH Finance Corp. 8.50%, due 1/15/13	200,000	201,000

	Household Products & Wares 0.1%
	Yankee Acquisition Corp. 8.50%, due 2/15/15	300,000	309,000

	Insurance 2.8%
	Allstate Corp. (The) 6.50%, due 5/15/57 (b)	3,790,000	3,467,850
	American General Finance Corp. 6.90%, due 12/15/17	1,965,000	1,675,163
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	4,100,000	3,569,436
	Hartford Life, Inc. 7.65%, due 6/15/27	355,000	363,078
	Liberty Mutual Group, Inc. 7.80%, due 3/15/37 (c)	1,760,000	1,566,400
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	2,575,000	2,843,616
	Progressive Corp. (The) 6.70%, due 6/15/37 (b)	3,700,000	3,547,560
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (c)	300,000	352,250
			17,385,353
	Leisure Time 0.1%
	Travelport LLC 9.875%, due 9/1/14	400,000	413,000

	Lodging 1.5%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14	250,000	266,875
	Harrah's Operating Co., Inc.
	10.00%, due 12/15/18	1,800,000	1,514,250
	11.25%, due 6/1/17	240,000	259,200
	MGM Mirage, Inc.
¤	7.50%, due 6/1/16	8,530,000	7,079,900
	10.375%, due 5/15/14	40,000	44,200
	11.125%, due 11/15/17	80,000	90,800
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875%, due 11/1/17 (c)	240,000	245,400
			9,500,625
	Machinery - Construction & Mining 0.0%‡
	Terex Corp. 8.00%, due 11/15/17	300,000	291,000

	Machinery - Diversified 0.1%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (c)	170,000	183,600
	Manitowoc Co., Inc. (The) 7.125%, due 11/1/13	240,000	241,200
			424,800
	Media 1.9%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)	3,625,000	3,697,500
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	10,610,000	5,145,850
	6.875%, due 6/15/18	2,490,000	1,282,350
	Mediacom Broadband LLC 8.50%, due 10/15/15	300,000	302,250
	Morris Publishing Group LLC 10.00%, due 9/1/14 (e)	24,237	23,086
	NBC Universal, Inc. 5.15%, due 4/30/20 (c)	160,000	170,063
	Nielsen Finance LLC/Nielsen Finance Co.
	10.00%, due 8/1/14	120,000	125,100
	11.50%, due 5/1/16	215,000	241,338
	Time Warner Cable, Inc. 8.25%, due 2/14/14	340,000	405,402
	Time Warner, Inc. 7.70%, due 5/1/32	300,000	366,602
	Univision Communications, Inc. 12.00%, due 7/1/14 (c)	145,000	159,138
	Ziff Davis Media, Inc. (Escrow Shares) 8.788%, due 7/15/11 (b)(e)(f)(g)(h)	16,016	418
			11,919,097
	Mining 0.2%
	Century Aluminum Co. 8.00%, due 5/15/14	1,313,000	1,267,176

	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	3,500,000	3,587,500

	Office & Business Equipment 0.1%
	Xerox Corp. 4.25%, due 2/15/15	300,000	316,463

	Office Furnishings 0.0%‡
	Interface, Inc. 11.375%, due 11/1/13	120,000	135,600

	Oil & Gas 1.2%
	Concho Resources, Inc./Midland TX 8.625%, due 10/1/17	160,000	166,800
	Connacher Oil & Gas
	10.25%, due 12/15/15 (c)	200,000	202,500
	11.75%, due 7/15/14 (c)	105,000	115,763
	Encore Acquisition Co. 9.50%, due 5/1/16	300,000	328,500
¤	Linn Energy LLC 8.625%, due 4/15/20 (c)	6,190,000	6,576,875
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	110,000	115,776
			7,506,214
	Oil & Gas Services 0.9%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	3,500,000	3,167,500
	Complete Production Services, Inc. 8.00%, due 12/15/16	200,000	202,500
	Geokinetics Holdings USA, Inc. 9.75%, due 12/15/14 (c)	2,600,000	2,301,000
			5,671,000
	Packaging & Containers 0.2%
	Berry Plastics Corp. 8.875%, due 9/15/14	400,000	399,000
	Graphic Packaging International, Inc. 9.50%, due 8/15/13	200,000	203,500
	Pregis Corp. 12.375%, due 10/15/13	245,000	242,244
	Solo Cup Co. 10.50%, due 11/1/13	165,000	172,425
			1,017,169
	Pipelines 0.3%
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	250,000	253,750
	Dynegy Holdings, Inc. 7.75%, due 6/1/19	460,000	322,000
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	6.875%, due 11/1/14	150,000	150,750
	8.75%, due 4/15/18	140,000	150,675
	NGPL Pipeco LLC 7.768%, due 12/15/37 (c)	300,000	313,669
	ONEOK Partners, L.P. 8.625%, due 3/1/19	100,000	128,193
	ONEOK, Inc. 6.00%, due 6/15/35	350,000	348,759
			1,667,796
	Real Estate Investment Trusts 0.0%‡
	ProLogis 7.375%, due 10/30/19	295,000	289,595

	Retail 0.2%
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(f)	281,964	287,677
	Nebraska Book Co., Inc. 10.00%, due 12/1/11	240,000	243,600
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (g)	429,967	440,179
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	314,000	383,632
			1,355,088
	Savings & Loans 0.0%‡
	Nalco Finance Holdings, Inc. 9.00%, due 2/1/14	72,000	73,890

	Software 0.0%‡
	Vangent, Inc. 9.625%, due 2/15/15	300,000	286,500

	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 6.875%, due 5/1/15	300,000	283,500

	Telecommunications 0.7%
	Cricket Communications, Inc. 9.375%, due 11/1/14	300,000	310,125
	Frontier Communications Corp. 7.875%, due 1/15/27	3,335,000	3,226,613
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14	400,000	418,000
	Qwest Communications International, Inc. Series B 7.50%, due 2/15/14	200,000	205,000
			4,159,738
	Transportation 0.7%
	KAR Holdings, Inc. 8.75%, due 5/1/14	4,005,000	4,145,175

	Total Corporate Bonds (Cost $147,219,808)		150,666,691

	Foreign Bond 1.0%
	Diversified Financial Services 1.0%
¤	Northern Rock Asset Management PLC 9.375%, due 10/17/21	£5,000,000	6,139,297

	Total Foreign Bond (Cost $5,386,240)		6,139,297

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29	$260,000	376,350
	Republic of Venezuela 6.00%, due 12/9/20	309,000	184,627

	Total Foreign Government Bonds (Cost $522,824)		560,977

	Loan Assignments & Participations 1.4% (i)
	Aerospace & Defense 0.9%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.374%, due 3/26/14	6,574,015	5,298,472
	LC Facility Deposits 2.633%, due 3/26/14	392,010	315,950
			5,614,422
	Chemicals 0.2%
	Lyondell Chemical Co. Exit Term Loan 5.50%, due 4/8/16	1,250,000	1,258,007

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (e)(f)	47,743	2,506

	Packaging & Containers 0.2%
	Reynolds Group Holdings, Inc. Incremental Term Loan 5.75%, due 5/5/16	1,000,000	993,333

	Utilities 0.1%
	Calpine Corp. 1st Priority Term Loan 3.415%, due 3/29/14	1,022,931	969,548

	Total Loan Assignments & Participations (Cost $9,183,132)		8,837,816

	Mortgage-Backed Securities 1.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.9%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.87%, due 4/10/49 (j)	400,000	403,875
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.559%, due 12/25/36 (b)(c)(e)	346,003	255,787
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW12, Class AAB 5.698%, due 9/11/38 (j)	250,000	274,257
	Series 2007-PW16, Class A4 5.717%, due 6/11/40 (j)	400,000	418,103
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.091%, due 12/10/49 (j)	200,000	209,200
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.223%, due 7/15/44 (j)	1,000,000	957,225
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	500,000	540,172
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	860,000	912,317
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	537,071
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	500,000	533,814
	Series 2007-LD12, Class A3 5.99%, due 2/15/51 (j)	500,000	523,940
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	523,023
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	500,000	535,939
	Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	525,435
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.919%, due 8/12/49 (j)	500,000	554,274
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)	500,000	531,507
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (b)	500,000	454,470
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.91%, due 2/25/42 (b)(c)(e)(f)	743,466	727,928
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	280,000	308,105
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	445,445
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.521%, due 11/25/36 (j)	1,896,450	1,699,123

	Total Mortgage-Backed Securities (Cost $11,341,569)		11,871,010

	U.S. Government & Federal Agencies 0.3%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
	6.50%, due 11/1/16	38,221	41,563
	6.50%, due 2/1/27	469	516
	6.50%, due 5/1/29	39,559	44,010
	6.50%, due 6/1/29	62,260	69,264
	6.50%, due 7/1/29	105,754	117,652
	6.50%, due 8/1/29	40,281	44,813
	6.50%, due 9/1/29	4,318	4,803
	6.50%, due 10/1/29	598	665
	6.50%, due 6/1/32	26,297	29,255
	6.50%, due 1/1/37	20,427	22,444
	7.00%, due 3/1/26	402	455
	7.00%, due 9/1/26	14,048	15,932
	7.00%, due 10/1/26	19	21
	7.00%, due 7/1/30	2,028	2,308
	7.00%, due 7/1/32	53,558	60,942
	7.50%, due 1/1/16	5,842	6,284
	7.50%, due 5/1/32	35,658	40,842
	8.00%, due 11/1/12	953	968
			502,737
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	28,641	30,623
	4.50%, due 3/1/21	41,236	44,090
	6.00%, due 4/1/19	5,088	5,451
	7.00%, due 10/1/37	6,849	7,643
	7.00%, due 11/1/37	49,843	55,620
	7.50%, due 10/1/11	373	387
	7.50%, due 10/1/15	33,841	37,027
	8.00%, due 8/1/11	168	174
	8.00%, due 11/1/11	464	481
			181,496
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37	39,855	42,994
	5.50%, due 9/15/35	84,947	92,796
	6.50%, due 4/15/29	212	239
	6.50%, due 5/15/29	485	546
	6.50%, due 8/15/29	31	34
	6.50%, due 10/15/31	10,552	11,872
	7.00%, due 7/15/11	130	132
	7.00%, due 10/15/11	7,884	7,972
	7.00%, due 9/15/23	4,080	4,655
	7.00%, due 7/15/25	2,242	2,568
	7.00%, due 12/15/25	4,856	5,563
	7.00%, due 5/15/26	10,067	11,547
	7.00%, due 11/15/27	15,712	18,040
	7.00%, due 12/15/27	82,364	94,565
	7.00%, due 6/15/28	5,023	5,767
	7.50%, due 3/15/26	9,953	11,434
	7.50%, due 6/15/26	559	642
	7.50%, due 10/15/30	30,702	35,425
	8.00%, due 8/15/26	2,108	2,467
	8.00%, due 9/15/26	165	194
	8.00%, due 10/15/26	17,595	20,591
	8.50%, due 11/15/26	24,834	29,251
			399,294
	United States Treasury Bond 0.1%
	4.375%, due 5/15/40	455,000	486,354

	United States Treasury Notes 0.1%
	1.875%, due 6/30/15	275,000	279,060
	3.50%, due 5/15/20	225,000	236,286
			515,346
	Total U.S. Government & Federal Agencies (Cost $1,956,719)		2,085,227

	Yankee Bonds 1.4% (k)
	Banks 0.1%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)	500,000	506,590
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)	475,000	490,470
			997,060
	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (c)(d)(e)	645,000	97,556

	Chemicals 0.1%
	Ineos Group Holdings PLC 8.50%, due 2/15/16 (c)	400,000	331,000

	Diversified Financial Services 0.1%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	400,000	400,692

	Entertainment 0.1%
	Great Canadian Gaming Corp. 7.25%, due 2/15/15 (c)	400,000	402,000

	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (c)	215,000	261,835

	Insurance 0.1%
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (c)	340,000	340,001

	Media 0.0%‡
	UPC Holding B.V. 9.875%, due 4/15/18 (c)	240,000	250,800

	Mining 0.7%
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)	250,000	330,851
	Novelis, Inc. 7.25%, due 2/15/15	3,865,000	3,951,963
			4,282,814
	Miscellaneous - Manufacturing 0.1%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)	300,000	337,733

	Oil & Gas 0.1%
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	360,706	382,998
	OPTI Canada, Inc. 8.25%, due 12/15/14	265,000	230,219
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (c)	115,000	103,500
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	200,000	215,000
			931,717
	Total Yankee Bonds (Cost $8,764,976)		8,633,208

	Total Long-Term Bonds (Cost $256,672,885)		261,472,775

		Shares	Value
	Common Stocks 48.2%
	Aerospace & Defense 0.9%
	BAE Systems PLC	510,000	2,500,031
	Meggitt PLC	738,950	3,469,293
			5,969,324
	Agriculture 4.0%
¤	Altria Group, Inc.	264,248	5,855,736
	British American Tobacco PLC	46,847	1,612,808
	Imperial Tobacco Group PLC	180,050	5,096,757
	Lorillard, Inc.	63,740	4,859,537
¤	Philip Morris International, Inc.	111,113	5,671,207
	Reynolds American, Inc.	32,835	1,898,520
			24,994,565
	Auto Manufacturers 0.3%
	Ford Motor Co. (h)	125,000	1,596,250

	Banks 0.3%
	Westpac Banking Corp.	86,106	1,868,823

	Beverages 2.7%
	Coca-Cola Co. (The)	27,910	1,538,120
	Coca-Cola Enterprises, Inc.	75,350	2,162,545
	Diageo PLC, Sponsored ADR (l)	80,750	5,642,810
¤	InBev N.V.	110,647	5,859,149
	PepsiCo., Inc.	23,200	1,505,912
			16,708,536
	Chemicals 1.3%
	Air Liquide S.A.	13,563	1,526,558
	BASF A.G.	47,894	2,796,731
	E.I. du Pont de Nemours & Co.	98,766	4,016,813
			8,340,102
	Commercial Services 0.2%
	Automatic Data Processing, Inc.	35,800	1,477,466
	Quad/Graphics, Inc. (h)	13	553
			1,478,019
	Computers 0.9%
	HTC Corp.	168,200	3,086,479
	Quanta Computer, Inc.	1,270,000	2,298,750
			5,385,229

	Distribution & Wholesale 0.5%
	Genuine Parts Co.	75,100	3,216,533

	Diversified Financial Services 1.1%
	BGP Holdings PLC (e)(f)	20,068	3
	CIT Group, Inc. (h)	69,000	2,508,840
	Citigroup, Inc. (h)	410,000	1,681,000
	NYSE Euronext	94,850	2,747,804
			6,937,647
	Electric 5.0%
	Duke Energy Corp.	195,822	3,348,556
	E.ON A.G.	82,500	2,461,440
	Entergy Corp.	19,250	1,492,067
	National Grid PLC	516,650	4,130,521
	NSTAR	45,450	1,688,922
	OGE Energy Corp.	39,250	1,555,870
	Progress Energy, Inc.	37,534	1,580,557
	SCANA Corp.	59,758	2,289,329
	Scottish & Southern Energy PLC	157,550	2,739,192
	Southern Co. (The)	88,900	3,140,837
	TECO Energy, Inc.	228,950	3,741,043
	Terna S.p.A.	394,900	1,641,619
	Westar Energy, Inc.	66,662	1,591,889
			31,401,842
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	62,223	3,082,527

	Engineering & Construction 0.5%
	Vinci S.A.	65,695	3,180,429

	Environmental Controls 0.4%
	Waste Management, Inc.	67,200	2,281,440

	Food 1.9%
	H.J. Heinz Co.	51,850	2,306,288
	Kellogg Co.	42,950	2,149,647
¤	Nestle S.A. Registered	115,355	5,702,969
	Orkla ASA	179,050	1,485,342
			11,644,246
	Food Services 0.4%
	Compass Group PLC	275,850	2,294,104

	Gas 1.8%
	Nicor, Inc.	53,600	2,347,144
	NiSource, Inc.	276,591	4,563,751
	Vectren Corp.	95,600	2,368,012
	WGL Holdings, Inc.	57,800	2,085,424
			11,364,331
	Health Care - Products 0.7%
	Johnson & Johnson	77,817	4,520,390

	Household Products & Wares 1.1%
	Kimberly-Clark Corp.	62,245	3,991,149
	Tupperware Brands Corp.	73,850	2,908,952
			6,900,101
	Insurance 1.9%
	Arthur J. Gallagher & Co.	187,950	4,777,689
	MetLife, Inc.	39,250	1,650,855
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	14,550	2,015,538
	SCOR SE	81,250	1,782,506
	Travelers Cos., Inc. (The)	29,400	1,483,230
			11,709,818
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (e)(f)	4,340	43

	Media 2.0%
	Comcast Corp. Class A	85,200	1,572,792
	Dex One Corp. (h)	2,323	42,093
	Pearson PLC	251,150	3,899,539
	Shaw Communications, Inc.	148,200	2,909,076
	Vivendi S.A.	180,529	4,339,306
			12,762,806
	Metal Fabricate & Hardware 0.4%
	Assa Abloy AB	127,950	2,830,278

	Mining 0.4%
	BHP Billiton, Ltd., Sponsored ADR (l)	33,600	2,426,928

	Miscellaneous - Manufacturing 0.4%
	Honeywell International, Inc.	59,750	2,560,885

	Office Equipment/Supplies 0.6%
	Pitney Bowes, Inc.	158,777	3,875,747

	Oil & Gas 2.7%
	Canadian Oil Sands Trust	57,600	1,510,526
	Chevron Corp.	27,924	2,128,088
	ConocoPhillips	27,150	1,499,223
	Diamond Offshore Drilling, Inc.	46,700	2,778,183
	ExxonMobil Corp.	36,555	2,181,602
	Royal Dutch Shell PLC Class A, ADR (l)	63,000	3,491,460
	StatoilHydro A.S.A., Sponsored ADR (l)	62,500	1,270,625
	Total S.A.	46,918	2,366,777
			17,226,484
	Packaging & Containers 0.3%
	Bemis Co., Inc.	54,600	1,635,816

	Pharmaceuticals 2.6%
	Abbott Laboratories	41,250	2,024,550
	AstraZeneca PLC, Sponsored ADR (l)	92,850	4,683,354
	Bristol-Myers Squibb Co.	152,135	3,791,204
	Merck & Co., Inc.	103,959	3,582,427
	Roche Holding A.G., Genusscheine	17,550	2,282,831
			16,364,366
	Pipelines 1.1%
	Kinder Morgan Energy Partners, L.P.	52,600	3,596,262
	Spectra Energy Corp.	148,200	3,081,078
			6,677,340
	Retail 0.5%
	McDonald's Corp.	25,192	1,756,638
	Next PLC	48,150	1,624,423
			3,381,061
	Savings & Loans 0.4%
	First Niagara Financial Group, Inc.	108,150	1,450,291
	Hudson City Bancorp, Inc.	109,150	1,355,643
			2,805,934
	Semiconductors 1.3%
	Microchip Technology, Inc.	138,800	4,226,460
	Taiwan Semiconductor Manufacturing Co, Ltd., Sponsored ADR (l)	361,300	3,649,130
			7,875,590
	Software 1.1%
	Microsoft Corp.	159,023	4,104,384
	Oracle Corp.	126,453	2,989,349
			7,093,733
	Telecommunications 6.8%
	AT&T, Inc.	173,127	4,490,914
	BCE, Inc.	182,250	5,575,373
	CenturyTel, Inc.	144,251	5,138,221
	France Telecom S.A.	165,940	3,475,054
	Mobistar S.A.	30,400	1,751,414
	Philippine Long Distance Telephone Co., Sponsored ADR (l)	28,900	1,551,930
	Rogers Communications, Inc. Class B	44,250	1,538,775
	Swisscom A.G.	12,100	4,530,095
	Telefonica S.A.	163,725	3,716,702
	Verizon Communications, Inc.	155,574	4,520,981
	Vodafone Group PLC	1,947,327	4,545,275
	Windstream Corp.	143,976	1,641,326
			42,476,060
	Transportation 0.6%
	FirstGroup PLC	630,500	3,639,814

	Water 0.6%
	United Utilities Group PLC	400,600	3,677,317

	Total Common Stocks (Cost $291,183,230)		302,184,458

	Convertible Preferred Stocks 1.6%
	Auto Manufacturers 0.6%
	Ford Motor Co. Capital Trust II 6.50%	86,000	4,002,440

	Banks 0.0%‡
	GMAC, Inc. 7.00% (c)	40	32,851

	Diversified Financial Services 0.3%
	Citigroup, Inc. 7.50%	14,100	1,715,970

	Insurance 0.7%
	Hartford Financial Services Group, Inc. 7.25%	75,400	1,847,300
	MetLife, Inc. 6.50%	103,750	2,563,663
			4,410,963
	Total Convertible Preferred Stocks (Cost $10,258,753)		10,162,224

	Preferred Stock 0.0%‡
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. 10.00% (e)(f)(h)	52	1

	Total Preferred Stock (Cost $0)		1

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. Expires 12/12/39 (e)(f)(h)	6,759	67

	Total Warrants (Cost $20)		67

		Principal Amount	Value
	Short-Term Investment 5.1%
	Repurchase Agreement 5.1%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $31,922,607 (Collateralized by United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with Principal Amount of $30,720,000 and a Market Value of $32,566,272)	$31,922,581	31,922,581

	Total Short-Term Investment (Cost $31,922,581)		31,922,581

	Total Investments (Cost $590,037,469) (o)	96.6%	605,742,106

	Other Assets, Less Liabilities	3.4	21,087,198
	Net Assets	100.0%	$626,829,304

		Contracts Long	Unrealized Appreciation	(m)
	Futures Contracts 0.9%
	Standard & Poor's 500 Index Mini September 2010 (n)	2,290	$5,896,750

	Total Futures Contracts (Settlement Value $125,755,350)		$5,896,750

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2010 is $1,195,391, which represents 0.2% of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Issue in default.
(e)	Illiquid security. The total market value of these securities at July 31, 2010 is $1,113,115, which represents 0.2% of the Fund's net assets.
(f)	Fair valued security. The total market value of these securities at July 31, 2010 is $1,024,363, which represents 0.2% of the Fund's net assets.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Non-income producing security.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2010. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2010.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	ADR - American Depositary Receipt.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2010.
(n)	At July 31, 2010, cash in the amount of $10,305,000 is on deposit with broker for futures transactions.
(o)	At July 31, 2010, cost is $591,342,865 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$35,149,312
Gross unrealized depreciation	(20,750,071)
Net unrealized appreciation	$14,399,241

The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$24,707,785	$—	$24,707,785
Convertible Bonds	—	47,970,764	—	47,970,764
Corporate Bonds (b)	—	150,372,876	293,815	150,666,691
Foreign Bond	—	6,139,297	—	6,139,297
Foreign Government Bonds	—	560,977	—	560,977
Loan Assignments & Participations (c)	—	8,835,310	2,506	8,837,816
Mortgage-Backed Securities (d)	—	11,143,082	727,928	11,871,010
U.S. Government & Federal Agencies	—	2,085,227	—	2,085,227
Yankee Bonds	—	8,633,208	—	8,633,208
Total Long-Term Bonds	—	260,448,526	1,024,249	261,472,775
Common Stocks (e)	302,184,412	—	46	302,184,458
Convertible Preferred Stocks	10,162,224	—	—	10,162,224
Preferred Stocks (f)	—	—	1	1
Warrants (g)	—	—	67	67
Short-Term Investment
Repurchase Agreement	—	31,922,581	—	31,922,581
Total Investments in Securities	$312,346,636	$292,371,107	$1,024,363	$605,742,106
Other Financial Instruments
Futures Contracts Long (h)	5,896,750	—	—	5,896,750
Total Investments in Securities and Other Financial Instruments	$318,243,386	$292,371,107	$1,024,363	$611,638,856

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $5,720, $418 and $287,677 are held in Commercial Services, Media and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $2,506 is held in Machinery within the Loan Assignment & Participation section of the Portfolio of Investments.
(d)	The level 3 security valued at $727,928 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(e)	The level 3 securities valued at $3 and $43 are held in Diversified Financial Services and Machinery, respectively, within the Common Stocks section of the Portfolio of Investments.
(f)	The level 3 security valued at $1 is held in Machinery within the Preferred Stock section of the Portfolio of Investments.
(g)	The level 3 security valued at $67 is held in Media within the Warrants section of the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts	$—	$(3,299,328)	$—	$(3,299,328)
Total Other Financial Instruments	$—	$(3,299,328)	$—	$(3,299,328)

(a)	The value listed for these securities represents unrealized depreciation as shown on the table of foreign currency forward contracts.

At July 31, 2010, the Fund did not have transfers between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Long-Term Bonds
Asset-Backed Securities
Credit Cards	$567,175	$(92)	$(370)	$8,743	$-	$(575,456)	$-	$-	$-	$-
Corporate Bonds
Commercial Services	5,720	-	-	-	-	-	-	-	5,720	-
Media	4,881	-	(8,930)	15,502	-	(11,035)	-	-	418	15,502
Retail	280,885	384	(182)	15,135	-	(8,545)	-	-	287,677	13,729
Loan Assignments & Participations
Machinery	19,566	(11,916)	(32,616)	47,787	1,465	(21,780)	-	-	2,506	64,885
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	716,447	-	-	34,269	-	(22,788)	-	-	727,928	32,788
Common Stocks
Diversified Financial Services	3	-	-	-	-	-	-	-	3	-
Machinery	43	-	-	-	-	-	-	-	43	-
Preferred Stocks
Machinery	1	-	-	-	-	-	-	-	1	-
Warrants
Airlines	13	-	-	-	-	(13)	-	-	-	-
Media	-	-	-	47	20	-	-	-	67	47
Total	$1,594,734	$(11,624)	$(42,098)	$121,483	$1,485	$(639,617)	$-	$-	$1,024,363	$126,951

As of July 31, 2010, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Pound Sterling vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank	GBP	9,650,000	USD	14,723,488	USD	(417,729)
Euro vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank	EUR	75,500,000		96,165,105		(2,222,037)
Japanese Yen vs. U.S. Dollar, expiring 8/18/10	JPMorgan Chase Bank	JPY	2,750,000,000		31,174,897		(659,562)
Net unrealized depreciation on foreign currency forward contracts						USD	(3,299,328)

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency			Cost			Value
Canadian Dollar	CAD	9,755		USD	9,394		USD	9,489
Euro	EUR	2,328			3,020			3,070
Japanese Yen	JPY	(1)	(a)		—	(b)		— (b)
New Taiwan Dollar	TWD	6,967,823			216,818			217,449
Pound Sterling	GBP	2,335			3,564			3,665
Total				USD	232,796		USD	233,673

(a) Currency was overdrawn as of July 31, 2010.
(b) Less than one dollar.

MainStay International Equity Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Shares	Value
	Common Stocks 91.2%†
	Australia 1.4%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	111,500	$8,053,645

	Belgium 2.4%
	Belgacom S.A. (Diversified Telecommunication Services)	193,400	6,944,668
	Mobistar S.A. (Wireless Telecommunication Services)	117,563	6,773,074
			13,717,742
	Bermuda 1.6%
	Esprit Holdings, Ltd. (Specialty Retail)	1,464,969	9,213,226

	Brazil 0.4%
	Vale S.A., Sponsored ADR (Metals & Mining) (a)	86,700	2,410,260

	Canada 3.5%
	Fairfax Financial Holdings, Ltd. (Insurance)	15,200	6,061,760
	IGM Financial, Inc. (Capital Markets)	113,400	4,460,771
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	275,100	9,387,197
			19,909,728
	China 0.3%
	China Construction Bank Corp. Class H (Commercial Banks)	1,996,600	1,693,929

	Finland 3.7%
¤	Nokia Oyj, Sponsored ADR (Communications Equipment) (a)	1,955,200	18,593,952
	Sampo Oyj (Insurance)	99,900	2,440,964
			21,034,916
	France 4.6%
	Alstom S.A. (Electrical Equipment)	134,300	7,028,527
	BNP Paribas S.A. (Commercial Banks)	80,030	5,497,186
	Bouygues S.A. (Construction & Engineering)	107,024	4,518,776
	Neopost S.A. (Office Electronics)	65,135	5,037,671
	Total S.A. (Oil, Gas & Consumable Fuels)	78,300	3,949,840
			26,032,000
	Germany 4.3%
	Allianz SE, ADR (Insurance) (a)	384,800	4,471,376
	Allianz SE (Insurance)	13,900	1,613,939
	Deutsche Boerse A.G. (Diversified Financial Services)	155,900	10,913,819
	Hannover Rueckversicherung A.G. (Insurance)	161,686	7,741,162
			24,740,296
	Greece 1.3%
	Intralot S.A.-Integrated Lottery Systems & Services (Hotels, Restaurants & Leisure)	330,600	1,464,794
	OPAP S.A. (Hotels, Restaurants & Leisure)	417,548	6,175,852
			7,640,646
	Hong Kong 2.2%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	215,900	10,997,946
	CNOOC, Ltd., ADR (Oil, Gas & Consumable Fuels) (a)	9,100	1,532,622
			12,530,568
	Ireland 0.6%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)(b)	123,700	3,704,815

	Italy 2.4%
	Assicurazioni Generali S.p.A. (Insurance)	85,540	1,723,349
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	250,100	5,113,653
	Intesa Sanpaolo S.p.A. (Commercial Banks)	302,700	1,001,938
	MediaSet S.p.A. (Media)	401,110	2,578,251
	Snam Rete Gas S.p.A. (Gas Utilities)	656,886	3,083,817
			13,501,008
	Japan 18.3%
	Astellas Pharma, Inc. (Pharmaceuticals)	228,500	7,751,994
	Capcom Co., Ltd. (Software)	264,000	4,048,845
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	98,500	5,358,528
	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	29,400	2,981,006
	Japan Tobacco, Inc. (Tobacco)	1,686	5,425,175
	Kose Corp. (Personal Products)	34,600	803,375
	MISUMI Group, Inc. (Trading Companies & Distributors)	102,000	1,962,197
¤	Nintendo Co., Ltd. (Software)	55,910	15,634,997
	Nissin Foods Holdings Co., Ltd. (Food Products)	250,100	8,756,901
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	12,304	19,582,152
	OBIC Co., Ltd. (IT Services)	4,260	804,220
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	15,600	576,006
	Sankyo Co., Ltd. (Leisure Equipment & Products)	159,000	7,784,825
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	70,400	3,507,981
	Square Enix Holdings Co., Ltd. (Software)	216,100	4,169,671
	Suruga Bank, Ltd. (Commercial Banks)	439,500	3,962,851
	The Shizuoka Bank, Ltd. (Commercial Banks)	357,400	2,978,506
	Tokio Marine Holdings, Inc. (Insurance)	101,100	2,768,709
	Toyota Motor Corp., Sponsored ADR (Automobiles) (a)	79,000	5,548,170
			104,406,109
	Mexico 1.6%
	Grupo Televisa S.A., Sponsored ADR (Media) (a)	484,100	9,197,900

	Netherlands 2.1%
	Koninklijke Ahold N.V. (Food & Staples Retailing)	930,400	11,942,646

	Norway 0.4%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	115,500	2,334,543

	Singapore 2.1%
	DBS Group Holdings, Ltd. (Commercial Banks)	155,200	1,643,536
	Singapore Airport Terminal Services, Ltd. (Transportation Infrastructure)	814,600	1,749,251
	Singapore Technologies Engineering, Ltd. (Aerospace & Defense)	1,239,500	2,953,361
	SMRT Corp., Ltd. (Road & Rail)	3,377,800	5,514,573
	StarHub, Ltd. (Wireless Telecommunication Services)	14,000	24,297
			11,885,018
	Republic of Korea 0.2%
	SK Telecom Co., Ltd., ADR (Wireless Telecommunication Services) (a)	85,800	1,405,404

	Spain 5.5%
	Enagas (Gas Utilities)	664,800	12,267,297
	Gestevision Telecinco S.A. (Media)	413,300	4,736,379
	Grifols S.A. (Biotechnology)	701,800	7,822,156
	Indra Sistemas S.A. (IT Services)	388,000	6,340,506
			31,166,338
	Switzerland 16.7%
	ABB, Ltd., Sponsored ADR (Electrical Equipment) (a)(b)	455,400	9,189,972
¤	Actelion, Ltd. Registered (Biotechnology) (b)	308,000	12,456,600
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	218,800	9,926,956
	Nestle S.A. Registered (Food Products)	241,500	11,939,378
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies)	181,200	3,051,020
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	169,925	22,103,137
¤	Syngenta A.G., ADR (Chemicals) (a)	296,200	13,071,306
	UBS A.G. (Capital Markets) (b)	690,300	11,714,391
	Zurich Financial Services A.G. (Insurance)	9,500	2,217,913
			95,670,673
	United Kingdom 14.9%
	Barclays PLC (Commercial Banks)	522,200	2,726,996
	BHP Billiton PLC, ADR (Metals & Mining) (a)	16,800	1,033,872
	Cobham PLC (Aerospace & Defense)	209,262	779,863
	De La Rue PLC (Commercial Services & Supplies)	388,900	4,476,126
	GlaxoSmithKline PLC, Sponsored ADR (Pharmaceuticals) (a)	41,300	1,452,521
	Johnson Matthey PLC (Chemicals)	239,500	6,354,968
	Lloyds TSB Group PLC (Commercial Banks) (b)	3,131,744	3,403,557
¤	Man Group PLC (Capital Markets)	6,290,300	21,448,422
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	179,100	9,925,722
¤	Scottish & Southern Energy PLC (Electric Utilities)	787,800	13,696,828
¤	Tesco PLC (Food & Staples Retailing)	3,239,435	19,857,353
			85,156,228
	United States 0.7%
	Philip Morris International, Inc. (Tobacco)	48,300	2,465,232
	Synthes, Inc. (Health Care Equipment & Supplies)	11,400	1,311,049
			3,776,281
	Total Common Stocks (Cost $548,134,489)		521,123,919

		Number of Warrants	Value
	Warrants 4.0%
	Ireland 4.0%
¤	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (b)(c)	4,585,882	22,846,611
	Total Warrants (Cost $20,373,383)		22,846,611

		Principal Amount	Value
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	United States 0.5%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $3,184,986 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $3,065,000 and a Market Value of $3,249,207) (Capital Markets)	$3,184,983	3,184,983
	Total Short-Term Investment (Cost $3,184,983)		3,184,983

	Total Investments (Cost $571,692,855) (f)	95.7%	547,155,513

	Other Assets, Less Liabilities	4.3	24,404,760
	Net Assets	100.0%	$571,560,273
		Contracts Long	Unrealized Appreciation (Depreciation)	(d)
	Futures Contracts 0.2%
	Dow Jones EURO STOXX 50 Index September 2010 (10 Year) (e)	831	$918,413
	FTSE 100 Index September 2010 (10 Year) (e)	173	353,800
	Topix Index September 2010 (10 Year) (e)	135	(192,199)
	Total Futures Contracts (Settlement Value $57,199,470)		$1,080,014

¤
Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2010.
(e)	At July 31, 2010, cash in the amount of $3,832,348 is on deposit with broker for futures transactions.
(f)	At July 31, 2010, cost is $577,417,911 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$27,163,698
Gross unrealized depreciation	(57,426,096)
Net unrealized depreciation	$(30,262,398)

The following abbreviation is used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets and liabilities.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$521,123,919	$—	$—	$521,123,919
Warrants	—	22,846,611	—	22,846,611
Short-Term Investment
Repurchase Agreement	—	3,184,983	—	3,184,983
Total Investments in Securities	$521,123,919	$26,031,594	$—	$547,155,513
Other Financial Instruments
Futures Contracts Long (b)	1,272,213	—	—	1,272,213
Foreign Currency Forward Contracts (c)	—	516,906	—	516,906
Total Investments in Securities and Other Financial Instruments	$522,396,132	$26,548,500	$—	$548,944,632
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investment.
(c)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (a)	$(192,199)	$—	$—	$(192,199)
Total Other Financial Instruments	$(192,199)	$—	$—	$(192,199)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

The Fund recognizes transfers between the levels as the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010

Common Stock	$18,809	$-	$(74)	$(47)	$-	$(18,688)	$-	$-	$-	$(47)

Total	$18,809	$-	$(74)	$(47)	$-	$(18,688)	$-	$-	$-	$(47)

As of July 31, 2010, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation
Foreign Currency Sale Contracts:
Japanese Yen vs. Norweign Krone, expiring 9/15/10	HSBC Bank USA	JPY	141,759,600	NOK	10,200,000	USD	33,630
Swiss Franc vs. Japanese Yen, expiring 9/13/10	HSBC Bank USA	CHF	22,800,000	JPY	1,910,662,800		226,518
Swiss Franc vs. Swedish Krona, expiring 10/6/10	HSBC Bank USA	CHF	15,850,000	SEK	111,834,430		256,758
Net unrealized appreciation on foreign currency forward contracts						USD	516,906

As of July 31, 2010, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	2,640,745	USD	2,413,615	USD	2,389,082
Canadian Dollar	CAD	73,764		71,521		71,752
Danish Krone	DKK	2,116,338		358,047		370,115
Euro	EUR	4,543,702		5,768,440		5,921,129	(a)
Hong Kong Dollar	HKD	1,430,607		183,635		184,179
Japanese Yen	JPY	306,169,087		3,338,084		3,543,829	(a)
Norwegian Krone	NOK	589,868		91,788		97,090
Pound Sterling	GBP	5,967,174		9,045,727		9,363,387	(a)
Singapore Dollar	SGD	143,843		103,753		105,783
Swedish Krona	SEK	10,103,102		1,292,362		1,399,389
Swiss Franc	CHF	38,252		36,313		36,721
Total			USD	22,703,285	USD	23,482,456

(a) A portion of this amount is on deposit with broker as collateral for futures contracts.

MainStay Large Cap Growth Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 94.2%†
	Aerospace & Defense 2.0%
	United Technologies Corp.	1,467,700	$104,353,470

	Air Freight & Logistics 1.2%
	C.H. Robinson Worldwide, Inc.	930,300	60,655,560

	Beverages 1.1%
	PepsiCo., Inc.	859,400	55,783,654

	Biotechnology 1.0%
	Celgene Corp. (a)	963,500	53,137,025

	Capital Markets 3.6%
	Franklin Resources, Inc.	644,500	64,823,810
¤	Goldman Sachs Group, Inc. (The)	826,200	124,607,484
			189,431,294
	Chemicals 1.0%
	Ecolab, Inc.	1,005,700	49,188,787

	Communications Equipment 3.9%
¤	Cisco Systems, Inc. (a)	5,726,900	132,119,583
	QUALCOMM, Inc.	1,917,600	73,022,208
			205,141,791
	Computers & Peripherals 11.2%
¤	Apple, Inc. (a)	898,000	231,010,501
¤	EMC Corp. (a)	6,788,900	134,352,331
¤	Hewlett-Packard Co.	3,663,800	168,681,352
	NetApp, Inc. (a)	1,105,200	46,749,960
			580,794,144
	Construction & Engineering 0.9%
	Fluor Corp.	928,000	44,813,120

	Diversified Consumer Services 0.8%
	New Oriental Education & Technology Group, Inc., Sponsored ADR (a)(b)	447,000	43,716,600

	Diversified Financial Services 3.7%
	IntercontinentalExchange, Inc. (a)	431,100	45,532,782
¤	JPMorgan Chase & Co.	3,686,400	148,488,192
			194,020,974
	Electronic Equipment & Instruments 1.8%
	Agilent Technologies, Inc. (a)	1,503,300	41,987,169
	Amphenol Corp. Class A	1,145,300	51,309,440
			93,296,609
	Energy Equipment & Services 4.3%
	Dresser-Rand Group, Inc. (a)	1,724,100	64,153,761
	FMC Technologies, Inc. (a)	845,300	53,490,584
	Schlumberger, Ltd.	1,789,700	106,773,502
			224,417,847
	Food & Staples Retailing 0.9%
	Costco Wholesale Corp.	859,100	48,719,561

	Food Products 1.3%
	Green Mountain Coffee Roasters, Inc. (a)	2,147,400	66,118,446

	Health Care Providers & Services 2.7%
	Express Scripts, Inc. (a)	1,968,500	88,936,830
	Medco Health Solutions, Inc. (a)	1,087,600	52,204,800
			141,141,630
	Health Care Technology 0.6%
	Cerner Corp. (a)	390,200	30,220,990

	Hotels, Restaurants & Leisure 1.1%
	Yum! Brands, Inc.	1,324,200	54,689,460

	Internet & Catalog Retail 4.1%
	Amazon.com, Inc. (a)	828,700	97,695,443
	Priceline.com, Inc. (a)	502,900	112,850,760
			210,546,203
	Internet Software & Services 4.7%
	Baidu, Inc., Sponsored ADR (a)(b)	933,900	76,028,799
	Equinix, Inc. (a)	743,900	69,562,089
	Google, Inc. Class A (a)	200,260	97,096,061
			242,686,949
	IT Services 7.5%
¤	Cognizant Technology Solutions Corp. Class A (a)	3,615,200	197,245,312
¤	Visa, Inc. Class A	2,594,200	190,284,570
			387,529,882
	Life Sciences Tools & Services 0.4%
	Thermo Fisher Scientific, Inc. (a)	502,900	22,560,094

	Machinery 6.8%
¤	Danaher Corp.	3,300,400	126,768,364
	Deere & Co.	1,288,500	85,917,180
	Flowserve Corp.	547,600	54,300,016
	Illinois Tool Works, Inc.	2,004,600	87,200,100
			354,185,660
	Metals & Mining 1.3%
	Cliffs Natural Resources, Inc.	1,216,800	68,834,376

	Multiline Retail 1.2%
	Kohl's Corp. (a)	1,324,200	63,151,098

	Oil, Gas & Consumable Fuels 3.0%
	EOG Resources, Inc.	329,200	32,097,000
	Occidental Petroleum Corp.	646,600	50,389,538
	Peabody Energy Corp.	1,677,000	75,716,550
			158,203,088
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	859,100	53,478,975

	Pharmaceuticals 3.0%
	Shire PLC, ADR (b)	1,216,800	83,801,016
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	1,512,100	73,866,085
			157,667,101
	Road & Rail 2.8%
¤	Union Pacific Corp.	1,939,700	144,837,399

	Semiconductors & Semiconductor Equipment 4.3%
	Broadcom Corp. Class A	1,610,500	58,026,315
	Lam Research Corp. (a)	1,444,000	60,922,360
	Linear Technology Corp.	1,478,200	47,125,016
	Marvell Technology Group, Ltd. (a)	3,794,300	56,610,956
			222,684,647
	Software 6.4%
	Autodesk, Inc. (a)	2,119,200	62,601,168
	Citrix Systems, Inc. (a)	1,286,000	70,755,720
	Oracle Corp.	4,080,100	96,453,564
	Salesforce.com, Inc. (a)	501,000	49,573,950
	VMware, Inc. Class A (a)	661,700	51,301,601
			330,686,003
	Specialty Retail 3.6%
	Lowe's Cos., Inc.	2,040,500	42,319,970
	O'Reilly Automotive, Inc. (a)	1,279,800	63,068,544
	Urban Outfitters, Inc. (a)	2,613,100	84,037,296
			189,425,810
	Wireless Telecommunication Services 1.0%
	American Tower Corp. Class A (a)	1,153,700	53,347,087
	Total Common Stocks (Cost $4,454,709,253)		4,899,465,334

		Principal Amount	Value
	Short-Term Investment 3.3%
	Repurchase Agreement 3.3%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $170,509,277 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $164,060,000 and a Market Value of $173,920,006)	$170,509,135	170,509,135
	Total Short-Term Investment (Cost $170,509,135)		170,509,135

	Total Investments (Cost $4,625,218,388) (c)	97.5%	5,069,974,469

	Other Assets, Less Liabilities	2.5	130,029,872
	Net Assets	100.0%	$5,200,004,341

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2010, cost is $4,671,706,280 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$544,484,490
Gross unrealized depreciation	(146,216,301)
Net unrealized appreciation	$398,268,189

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,899,465,334	$—	$—	$4,899,465,334
Short-Term Investment
Repurchase Agreement	—	170,509,135	—	170,509,135
Total Investments in Securities	$4,899,465,334	$170,509,135	$—	$5,069,974,469

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares		Value
	Common Stocks 97.3%†
	Aerospace & Defense 3.2%
	Boeing Co. (The)	172,800		$11,774,592
	GenCorp, Inc. (a)	150,800		793,208
	Honeywell International, Inc.	448,200		19,209,852
	Northrop Grumman Corp.	95,328		5,590,034
	Orbital Sciences Corp. (a)	151,700		2,220,888
	Raytheon Co.	65,500		3,030,685
				42,619,259
	Air Freight & Logistics 0.5%
	TNT N.V.	227,745		6,796,400

	Airlines 0.3%
	Southwest Airlines Co.	372,800		4,492,240

	Auto Components 1.5%
	Bridgestone Corp.	345,150		6,180,300
	Goodyear Tire & Rubber Co. (The) (a)	103,250		1,101,678
	Johnson Controls, Inc.	464,000		13,367,840
				20,649,818
	Automobiles 0.3%
	Nissan Motor Co., Ltd. (a)	528,000		4,058,013

	Beverages 5.5%
¤	Coca-Cola Co. (The)	552,245		30,434,222
	Molson Coors Brewing Co. Class B	138,350		6,227,133
¤	PepsiCo., Inc.	573,791		37,244,773
				73,906,128
	Biotechnology 1.0%
	Alkermes, Inc. (a)	98,080		1,265,232
	Celgene Corp. (a)	81,042		4,469,466
	Genzyme Corp. (a)	95,871		6,668,787
	Gilead Sciences, Inc. (a)	21,000		699,720
				13,103,205
	Capital Markets 3.1%
	Ameriprise Financial, Inc.	143,050		6,063,890
	Bank of New York Mellon Corp. (The)	51,075		1,280,450
	Credit Suisse Group A.G., Sponsored ADR (b)	164,650		7,470,170
	Goldman Sachs Group, Inc. (The)	45,869		6,917,963
	Jefferies Group, Inc.	319,451		7,887,245
	Knight Capital Group, Inc. Class A (a)	11,753		169,008
	Legg Mason, Inc.	24,010		693,649
	State Street Corp.	151,356		5,890,776
	UBS A.G. (a)	285,800		4,883,594
	Virtus Investment Partners, Inc. (a)	7,726		199,331
				41,456,076
	Chemicals 1.9%
	CF Industries Holdings, Inc.	2,100		170,499
	E.I. du Pont de Nemours & Co.	358,600		14,584,262
	Monsanto Co.	91,064		5,267,142
	Mosaic Co. (The)	28,240		1,345,636
	Yara International A.S.A.	113,600		4,281,888
				25,649,427
	Commercial Banks 5.6%
	Banco Santander S.A.	255,725		3,322,151
	BB&T Corp.	259,700		6,448,351
	Intesa Sanpaolo S.p.A.	1,762,100		5,832,556
	Popular, Inc. (a)	456,671		1,310,646
	Standard Chartered PLC	119,050		3,440,989
¤	U.S. Bancorp	974,650		23,294,135
¤	Wells Fargo & Co.	1,168,524		32,403,170
				76,051,998
	Commercial Services & Supplies 0.4%
	Covanta Holding Corp.	241,253		3,635,683
	Waste Management, Inc.	51,400		1,745,030
				5,380,713
	Communications Equipment 2.9%
¤	Cisco Systems, Inc. (a)	905,400		20,887,578
	Finisar Corp. (a)	24,736		396,518
	Infinera Corp. (a)	100,826		912,475
	Motorola, Inc. (a)	10,100		75,649
	QUALCOMM, Inc.	431,450		16,429,616
				38,701,836
	Computers & Peripherals 3.4%
	Apple, Inc. (a)	68,985		17,746,391
	Dell, Inc. (a)	266,900		3,533,756
	Hewlett-Packard Co.	291,250		13,409,150
	SanDisk Corp. (a)	175,191		7,655,847
	STEC, Inc. (a)	226,750		3,537,300
				45,882,444
	Construction & Engineering 0.4%
	China Communications Construction Co., Ltd. Class H	2,850,000		2,685,806
	Jacobs Engineering Group, Inc. (a)	81,286		2,972,629
				5,658,435
	Construction Materials 0.3%
	Holcim, Ltd.	61,050		4,078,986

	Consumer Finance 1.7%
	American Express Co.	386,800		17,266,752
	Discover Financial Services	327,830		5,005,964
				22,272,716
	Diversified Consumer Services 0.5%
	Coinstar, Inc. (a)	150,970		6,869,135

	Diversified Financial Services 2.3%
	Bank of America Corp.	287,404		4,035,152
	Citigroup, Inc. (a)	268,100		1,099,210
	CME Group, Inc.	17,800		4,962,640
	Hong Kong Exchanges and Clearing, Ltd.	150,400		2,466,812
	ING Groep N.V. (a)	463,100		4,453,749
	JPMorgan Chase & Co.	285,482		11,499,215
	Leucadia National Corp. (a)	82,360		1,819,333
				30,336,111
	Diversified Telecommunication Services 1.1%
	AT&T, Inc.	333,600		8,653,584
	BCE, Inc.	124,000		3,795,640
	Frontier Communications Corp.	6,049		46,214
	Koninklijke KPN N.V.	112,300		1,562,952
	Verizon Communications, Inc.	25,200		732,312
				14,790,702
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	52,765		1,898,485
	Duke Energy Corp.	1,041,400		17,807,940
	Energias de Portugal S.A.	1,131,600		3,720,530
				23,426,955
	Electrical Equipment 0.6%
	ABB, Ltd. (a)	214,000		4,318,211
	Rockwell Automation, Inc.	61,774		3,345,062
				7,663,273
	Electronic Equipment & Instruments 1.0%
	Corning, Inc.	124,000		2,246,880
	HOYA Corp.	220,600		5,249,767
	Tyco Electronics, Ltd.	210,939		5,695,353
				13,192,000
	Energy Equipment & Services 0.7%
	Baker Hughes, Inc.	47,122		2,274,579
	Exterran Holdings, Inc. (a)	35,400		944,118
	Key Energy Services, Inc. (a)	226,105		2,184,174
	Parker Drilling Co. (a)	75,200		314,336
	Schlumberger, Ltd.	42,200		2,517,652
	Weatherford International, Ltd. (a)	47,050		762,210
				8,997,069
	Food & Staples Retailing 1.2%
	CVS Caremark Corp.	98,501		3,022,996
	Wal-Mart Stores, Inc.	179,420		9,184,510
	Walgreen Co.	162,011		4,625,414
				16,832,920
	Food Products 0.3%
	Archer-Daniels-Midland Co.	53,463		1,462,748
	Bunge, Ltd.	50,790		2,521,723
	Kraft Foods, Inc. Class A	23,500		686,435
				4,670,906
	Gas Utilities 0.4%
	National Fuel Gas Co.	69,611		3,344,809
	Nicor, Inc.	34,250		1,499,807
				4,844,616
	Health Care Equipment & Supplies 2.7%
	ArthroCare Corp. (a)	4,910		131,490
	Baxter International, Inc.	105,442		4,615,196
	Boston Scientific Corp. (a)	21,700		121,520
	CareFusion Corp. (a)	31,085		654,961
	Covidien PLC	398,869		14,885,791
	Gen-Probe, Inc. (a)	28,468		1,280,206
	Hospira, Inc. (a)	86,798		4,522,176
	Medtronic, Inc.	285,768		10,564,843
				36,776,183
	Health Care Providers & Services 0.9%
	Aetna, Inc.	371,270		10,339,869
	Cardinal Health, Inc.	61,370		1,980,410
	SunLink Health Systems, Inc. (a)	46,368		105,719
	Universal Health Services, Inc. Class B	5,800		208,626
				12,634,624
	Hotels, Restaurants & Leisure 1.6%
	Genting Berhad	1,178,700		2,960,645
	Marriott International, Inc. Class A	28,660		971,861
	McDonald's Corp.	126,180		8,798,531
	Sands China, Ltd. (a)	1,988,100		3,061,175
	Starwood Hotels & Resorts Worldwide, Inc.	47,275		2,290,474
	TUI Travel PLC	1,082,600		3,572,494
				21,655,180
	Household Products 0.6%
	Colgate-Palmolive Co.	28,612		2,259,776
	Procter & Gamble Co. (The)	97,800		5,981,448
				8,241,224
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The) (a)	429,000		4,422,990
	Dynegy, Inc. (a)	51,360		182,328
				4,605,318
	Industrial Conglomerates 3.0%
	3M Co.	44,290		3,788,566
	General Electric Co.	598,250		9,643,790
	Hutchison Whampoa, Ltd.	792,500		5,213,614
	Siemens A.G.	42,450		4,137,289
	Sime Darby Berhad	1,442,200		3,536,360
	Textron, Inc.	328,250		6,814,470
	Tyco International, Ltd.	174,189		6,667,955
				39,802,044
	Insurance 5.3%
	Aflac, Inc.	321,198		15,799,730
	Allstate Corp. (The)	196,800		5,557,632
	Aon Corp.	398,340		15,005,468
	Chubb Corp. (The)	50,600		2,663,078
	HCC Insurance Holdings, Inc.	65,800		1,718,696
	Marsh & McLennan Cos., Inc.	108,755		2,557,917
	MetLife, Inc.	186,961		7,863,580
	Phoenix Cos., Inc. (The) (a)	119,600		287,040
	Reinsurance Group of America, Inc.	35,592		1,707,704
	Tokio Marine Holdings, Inc.	142,500		3,902,483
	Travelers Cos., Inc. (The)	151,955		7,666,130
	W.R. Berkley Corp.	259,158		6,999,857
				71,729,315
	Internet & Catalog Retail 0.4%
	Liberty Media Corp. Interactive Class A (a)	528,890		5,987,035

	Internet Software & Services 2.4%
	AOL, Inc. (a)	5,151		107,759
	eBay, Inc. (a)	439,675		9,193,604
	Google, Inc. Class A (a)	15,554		7,541,357
	Internet Capital Group, Inc. (a)	27,350		230,287
	Valueclick, Inc. (a)	181,274		1,984,951
	VeriSign, Inc. (a)	494,348		13,915,896
				32,973,854
	IT Services 1.4%
	Accenture PLC Class A	245,100		9,715,764
	Computer Sciences Corp.	48,900		2,216,637
	International Business Machines Corp.	51,799		6,650,992
				18,583,393
	Machinery 2.2%
	Caterpillar, Inc.	232,000		16,182,000
	Cummins, Inc.	109,750		8,737,197
	KOMATSU, Ltd.	204,350		4,295,383
				29,214,580
	Marine 0.1%
	American Commercial Lines, Inc. (a)	44,236		1,068,299

	Media 3.9%
	Ascent Media Corp. Class A (a)	1,729		48,066
	British Sky Broadcasting Group PLC	504,050		5,623,510
	Cablevision Systems Corp. Class A	130,273		3,570,783
	Comcast Corp. Class A	122,000		2,375,340
	DIRECTV Class A (a)	20,700		769,212
	Liberty Media Corp. Capital Class A (a)	256,464		11,961,481
	Liberty Media-Starz, Series A (a)	56,287		3,089,593
	Madison Square Garden, Inc. Class A (a)	86,887		1,671,706
	Time Warner Cable, Inc.	14,445		825,821
	Time Warner, Inc.	56,666		1,782,712
	Viacom, Inc. Class B	616,200		20,359,248
	Walt Disney Co. (The)	29,843		1,005,411
				53,082,883
	Metals & Mining 1.7%
	Anglo American PLC (a)	63,300		2,507,514
	Newmont Mining Corp.	329,550		18,421,845
	United States Steel Corp.	52,900		2,345,057
				23,274,416
	Multi-Utilities 0.6%
	Dominion Resources, Inc.	28,800		1,209,312
	GDF Suez S.A.	127,396		4,231,752
	Suez Environnement Co.	143,750		2,675,043
				8,116,107
	Multiline Retail 0.4%
	Kohl's Corp. (a)	71,500		3,409,835
	Target Corp.	25,700		1,318,924
				4,728,759
	Office Electronics 0.0%‡
	Xerox Corp.	58,100		565,894

	Oil, Gas & Consumable Fuels 10.9%
	Anadarko Petroleum Corp.	131,600		6,469,456
	Apache Corp.	109,649		10,480,251
	BG Group PLC	141,500		2,268,084
	BP PLC, Sponsored ADR (b)	97,150		3,737,360
	Chesapeake Energy Corp.	100,857		2,121,023
	Chevron Corp.	65,474		4,989,774
¤	ConocoPhillips	581,426		32,106,344
	Devon Energy Corp.	180,171		11,258,886
	EOG Resources, Inc.	81,700		7,965,750
	ExxonMobil Corp.	59,600		3,556,928
	Hess Corp.	49,675		2,662,083
	InterOil Corp. (a)	5,400		324,000
¤	Marathon Oil Corp.	751,899		25,151,022
	Occidental Petroleum Corp.	209,870		16,355,169
	Plains Exploration & Production Co. (a)	3,557		80,210
	Repsol YPF, S.A.	173,400		4,091,120
	Spectra Energy Corp.	530,400		11,027,016
	Williams Cos., Inc.	133,145		2,584,344
				147,228,820
	Paper & Forest Products 0.2%
	MeadWestvaco Corp.	80,405		1,926,504
	Weyerhaeuser Co.	25,254		409,620
				2,336,124
	Pharmaceuticals 7.8%
	Abbott Laboratories	159,177		7,812,407
	Bayer A.G.	51,600		2,966,406
	GlaxoSmithKline PLC	269,800		4,703,491
¤	Merck & Co., Inc.	855,505		29,480,703
	Mylan, Inc. (a)	29,000		504,600
¤	Pfizer, Inc.	1,452,000		21,780,000
	Roche Holding A.G., Sponsored ADR (b)	161,500		5,256,825
	Sanofi-Aventis	177,200		10,292,028
	Sanofi-Aventis, Sponsored ADR (b)	540,250		15,742,885
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	125,998		6,155,002
				104,694,347
	Real Estate Investment Trusts 0.6%
	HCP, Inc.	76,638		2,718,350
	UDR, Inc.	265,577		5,606,330
				8,324,680
	Real Estate Management & Development 0.3%
	Mitsubishi Estate Co., Ltd.	190,900		2,691,315
	St. Joe Co. (The) (a)	65,300		1,684,087
				4,375,402
	Road & Rail 0.5%
	Celadon Group, Inc. (a)	114,274		1,787,246
	CSX Corp.	49,142		2,590,766
	Union Pacific Corp.	38,500		2,874,795
				7,252,807
	Semiconductors & Semiconductor Equipment 1.6%
	Intel Corp.	239,420		4,932,052
	Texas Instruments, Inc.	689,250		17,017,583
				21,949,635
	Software 1.6%
	Adobe Systems, Inc. (a)	34,950		1,003,764
	Blackboard, Inc. (a)	44,339		1,683,552
	Compuware Corp. (a)	37,472		306,521
	Electronic Arts, Inc. (a)	31,733		505,507
	JDA Software Group, Inc. (a)	31,679		744,456
	LiveWire Mobile, Inc.	15,722		54,241
	Microsoft Corp.	570,433		14,722,876
	Oracle Corp.	41,668		985,031
	S1 Corp. (a)	61,970		363,764
	SAP A.G.	40,500		1,849,327
				22,219,039
	Specialty Retail 2.5%
	Home Depot, Inc. (The)	271,953		7,753,380
¤	Lowe's Cos., Inc.	1,131,700		23,471,458
	PEP Boys-Manny, Moe & Jack	234,255		2,248,848
				33,473,686
	Textiles, Apparel & Luxury Goods 0.1%
	China Dongxiang Group Co.	3,382,600		1,911,762

	Thrifts & Mortgage Finance 0.1%
	New York Community Bancorp, Inc.	43,200		745,632

	Trading Companies & Distributors 0.3%
	Mitsubishi Corp.	165,500		3,580,294

	Wireless Telecommunication Services 1.5%
	Vodafone Group PLC, Sponsored ADR (b)	838,450		19,686,806
	Total Common Stocks (Cost $1,280,866,062)			1,313,199,523

		Principal Amount		Value
	Long-Term Bonds 0.5%
	Convertible Bonds 0.3%
	Commercial Services & Supplies 0.0%‡
	Covanta Holding Corp. 1.00%, due 2/1/27	$150,000		143,062

	Consumer Finance 0.1%
	Americredit Corp. 0.75%, due 9/15/11	1,250,000		1,240,625

	Diversified Consumer Services 0.1%
	Coinstar, Inc. 4.00%, due 9/1/14	900,000		1,188,000

	Oil, Gas & Consumable Fuels 0.1%
	Bill Barrett Corp. 5.00%, due 3/15/28	989,300		1,000,430
	Total Convertible Bonds (Cost $2,825,623)			3,572,117

	Corporate Bond 0.2%
	Specialty Retail 0.2%
	PEP Boys-Manny Moe & Jack 7.50%, due 12/15/14	2,800,000		2,758,000
	Total Corporate Bond (Cost $2,086,331)			2,758,000
	Total Long-Term Bonds (Cost $4,911,954)			6,330,117

	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $29,310,008 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $26,570,000 and a Market Value of $28,166,857 and by a Federal Home Loan Bank with a rate of 4.375% and a maturity date of 9/17/10, with a principal Amount of $1,705,000 and a Market Value of $1,741,828)	29,309,984		29,309,984
	Total Short-Term Investment (Cost $29,309,984)			29,309,984

	Total Investments (Cost $1,315,088,000) (c)	100.0%		1,348,839,624

	Other Assets, Less Liabilities	(0.0	) ‡	(46,412)
	Net Assets	100.0%		$1,348,793,212

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2010, cost is $1,338,252,548 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$145,785,074
Gross unrealized depreciation	(135,197,998)
Net unrealized appreciation	$10,587,076

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,313,199,523	$—	$—	$1,313,199,523
Long Term Bonds
Convertible Bonds	—	3,572,117	—	3,572,117
Corporate Bonds	—	2,758,000	—	2,758,000
Short-Term Investment
Repurchase Agreement	—	29,309,984	—	29,309,984
Total Investments in Securities	$1,313,199,523	$35,640,101	$—	$1,348,839,624

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2010, the Fund held the following foreign currency:

		Currency		Cost		Value
Euro	EUR	21	USD	27	USD	27

MainStay Money Market Fund
Portfolio of Investments July 31, 2010 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 100.4%†
Asset-Backed Securities 4.2%
Ally Auto Receivables Trust
Series 2010-1, Class A1 0.323%, due 4/15/11	$406,887	$406,887
Series 2010-2, Class A1 0.586%, due 7/15/11	2,310,286	2,310,286
Bank of America Auto Trust
Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	694,390	694,390
BMW Vehicle Owner Trust
Series 2010-A, Class A1 0.279%, due 4/25/11	1,283,339	1,283,339
Chrysler Financial Auto Securitization Trust
Series 2009-B, Class A1 0.306%, due 12/8/10 (a)	275,358	275,358
CNH Equipment Trust
Series 2010-A, Class A1 0.354%, due 4/15/11	2,041,164	2,041,164
Ford Credit Auto Owner Trust
Series 2010-A, Class A1 0.384%, due 5/15/11 (a)	1,622,434	1,622,434
Series 2010-B, Class A1 0.506%, due 8/15/11 (a)	2,400,000	2,400,000
Honda Auto Receivables Owner Trust
Series 2010-1, Class A1 0.269%, due 2/22/11	1,472,494	1,472,494
John Deere Owner Trust
Series 2010-A, Class A1 0.344%, due 5/16/11	2,147,614	2,147,614
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A1 0.309%, due 5/13/11	1,780,038	1,780,038
MMAF Equipment Finance LLC
Series 2009-AA, Class A1 0.398%, due 12/15/10 (a)	125,035	125,035
Navistar Financial Corp. Owner Trust
Series 2010-A, Class A1 0.608%, due 6/20/11 (a)	2,834,013	2,834,013
Volvo Financial Equipment LLC
Series 2010-1A, Class A1 0.51%, due 5/16/11 (a)	2,629,925	2,629,925
		22,022,977
Commercial Paper 60.2%
Abbot Laboratories
0.18%, due 8/30/10 (a)(b)	5,000,000	4,999,275
0.23%, due 8/3/10 (a)(b)	1,000,000	999,987
American Honda Finance Corp.
0.21%, due 8/10/10 (b)	5,000,000	4,999,737
0.21%, due 9/10/10 (b)	6,250,000	6,248,542
American Water Capital Corp.
0.40%, due 8/4/10 (a)(b)	1,690,000	1,689,944
AT&T, Inc.
0.20%, due 9/13/10 (a)(b)	5,000,000	4,998,806
Baker Hughes, Inc.
0.18%, due 8/5/10 (a)(b)	6,250,000	6,249,875
0.19%, due 8/19/10 (a)(b)	4,320,000	4,319,590
Basin Electric Power Cooperative
0.21%, due 8/13/10 (a)(b)	3,000,000	2,999,790
0.25%, due 8/9/10 (a)(b)	3,750,000	3,749,792
Becton, Dickinson & Co.
0.23%, due 8/31/10 (b)	6,750,000	6,748,706
BNP Paribas Finance, Inc.
0.30%, due 8/9/10 (b)	7,000,000	6,999,533
Brown-Forman Corp.
0.21%, due 8/23/10 (a)(b)	2,355,000	2,354,698
0.21%, due 9/8/10 (a)(b)	5,105,000	5,103,868
Coca-Cola Co. (The)
0.24%, due 8/18/10 (a)(b)	7,000,000	6,999,207
0.25%, due 10/12/10 (a)(b)	6,750,000	6,746,625
Colgate-Palmolive Co.
0.16%, due 8/26/10 (a)(b)	5,400,000	5,399,400
Duke Energy Corp.
0.38%, due 8/17/10 (a)(b)	2,100,000	2,099,645
DuPont E.I. De NeMours Co.
0.18%, due 8/6/10 (a)(b)	6,250,000	6,249,844
Emerson Electric Co.
0.20%, due 9/21/10 (a)(b)	6,250,000	6,248,229
0.21%, due 8/4/10 (a)(b)	5,000,000	4,999,912
FPL Group Capital, Inc.
0.40%, due 8/10/10 (a)(b)	2,100,000	2,099,790
General Mills, Inc.
0.32%, due 8/4/10 (a)(b)	2,100,000	2,099,944
Google, Inc.
0.18%, due 9/2/10 (a)(b)	5,000,000	4,999,200
0.20%, due 9/20/10 (a)(b)	6,250,000	6,248,264
Hewlett-Packard Co.
0.18%, due 8/20/10 (a)(b)	6,250,000	6,249,406
0.19%, due 8/16/10 (a)(b)	6,250,000	6,249,505
Illinois Tool Works, Inc.
0.20%, due 8/10/10 (a)(b)	2,500,000	2,499,875
0.21%, due 9/10/10 (a)(b)	3,750,000	3,749,125
International Business Machines Corp.
0.17%, due 8/2/10 (a)(b)	6,250,000	6,249,970
0.18%, due 8/12/10 (a)(b)	6,750,000	6,749,629
John Deere Bank S.A.
0.21%, due 8/9/10 (a)(b)	6,250,000	6,249,708
0.21%, due 8/18/10 (a)(b)	5,000,000	4,999,504
Johnson & Johnson
0.19%, due 8/5/10 (a)(b)	3,200,000	3,199,932
JPMorgan Chase & Co.
0.21%, due 8/25/10 (b)	6,250,000	6,249,125
0.23%, due 8/18/10 (b)	6,250,000	6,249,321
Kimberly-Clark Worldwide, Inc.
0.17%, due 8/3/10 (a)(b)	3,090,000	3,089,971
0.18%, due 8/4/10 (a)(b)	2,500,000	2,499,963
0.18%, due 8/16/10 (a)(b)	2,500,000	2,499,813
L'Oreal USA, Inc.
0.18%, due 8/25/10 (a)(b)	3,645,000	3,644,563
McDonald's Corp.
0.22%, due 8/3/10 (a)(b)	6,250,000	6,249,924
0.22%, due 8/17/10 (a)(b)	7,750,000	7,749,242
Merck & Co., Inc.
0.19%, due 8/27/10 (a)(b)	6,250,000	6,249,142
0.19%, due 9/1/10 (a)(b)	6,250,000	6,248,977
National Cooperative Services Corp.
0.38%, due 8/3/10 (a)(b)	4,200,000	4,199,911
Nestle Capital Corp.
0.20%, due 8/19/10 (a)(b)	6,250,000	6,249,375
0.20%, due 9/7/10 (a)(b)	6,250,000	6,248,715
NSTAR Electric Co.
0.20%, due 8/12/10 (b)	6,750,000	6,749,588
PepsiCo, Inc.
0.165%, due 8/11/10 (a)(b)	5,400,000	5,399,753
0.20%, due 8/30/10 (a)(b)	6,750,000	6,748,913
Pitney Bowes, Inc.
0.18%, due 8/6/10 (a)(b)	6,000,000	5,999,850
Praxair, Inc.
0.18%, due 8/5/10 (b)	3,900,000	3,899,926
Private Export Funding Corp.
0.31%, due 10/20/10 (a)(b)	6,250,000	6,245,694
0.35%, due 12/20/10 (a)(b)	6,250,000	6,241,432
Procter & Gamble Co.
0.18%, due 8/10/10 (a)(b)	6,250,000	6,249,719
0.20%, due 9/13/10 (a)(b)	6,250,000	6,248,507
Siemens Capital Co. LLC
0.19%, due 8/26/10 (a)(b)	6,250,000	6,249,175
Straight-A Funding LLC
0.33%, due 8/12/10 (a)(b)	6,250,000	6,249,370
0.35%, due 8/4/10 (a)(b)	3,750,000	3,749,891
0.42%, due 9/9/10 (a)(b)	2,400,000	2,398,908
Wal-Mart Stores, Inc.
0.18%, due 8/2/10 (a)(b)	6,250,000	6,249,969
Walt Disney Co. (The)
0.18%, due 8/18/10 (a)(b)	3,600,000	3,599,694
0.18%, due 8/20/10 (a)(b)	3,550,000	3,549,663
		316,106,951
Corporate Bonds 5.7%
Bank of America Corp.
1.036%, due 12/2/10 (c)(d)	1,000,000	1,002,019
Bank of America N.A.
0.566%, due 9/13/10 (c)(d)	4,875,000	4,875,000
Berkshire Hathaway, Inc.
0.354%, due 2/10/11 (c)	8,100,000	8,100,468
Citigroup, Inc.
1.087%, due 12/9/10 (c)(d)	4,000,000	4,008,849
General Electric Capital Corp.
0.617%, due 3/11/11 (c)(d)	3,250,000	3,250,000
1.167%, due 12/9/10 (c)(d)	2,000,000	2,005,301
KeyCorp
1.187%, due 12/15/10 (c)(d)	5,000,000	5,013,703
SunTrust Bank
1.187%, due 12/16/10 (c)(d)	1,750,000	1,755,014
		30,010,354
Repurchase Agreements 10.5%
Bank of America N.A. 0.17%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $13,104,248 (Collateralized by a United States Treasury Bill, with a zero coupon rate and a maturity date of 10/21/10, with a Principal Amount of $13,370,500 and a Market Value of $13,366,088)	13,104,000	13,104,000
Deutsche Bank Securities, Inc. 0.18%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $14,000,210 (Collateralized by a United States Treasury Note, with a rate of 3.50% and a maturity date of 5/15/20, with a Principal Amount of $13,609,700 and a Market Value of $14,280,090)	14,000,000	14,000,000
Morgan Stanley Co. 0.18%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $14,000,280 (Collateralized by a United States Treasury Note, with a rate of 4.625% and a maturity date of 2/29/12, with a Principal Amount of $13,168,000 and a Market Value of $14,280,081)	14,000,000	14,000,000
SG Americas Securities LLC 0.18%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $14,000,280 (Collateralized by United States Treasury Notes, with rates between 1.75%-4.875% and maturity dates between 7/31/11-3/31/13, with a Principal Amount of $13,440,700 and a Market Value of $14,280,026)	14,000,000	14,000,000
		55,104,000
U.S. Government & Federal Agencies 19.8%
Federal Farm Credit Bank
3.75%, due 12/6/10	2,700,000	2,732,086
5.25%, due 9/13/10	4,625,000	4,650,067
Federal Home Loan Bank
0.296%, due 7/29/11 (c)	6,250,000	6,250,000
0.50%, due 10/29/10	3,500,000	3,500,000
0.55%, due 8/4/10	3,000,000	3,000,010
Federal Home Loan Bank (Discount Notes)
0.14%, due 8/27/10 (b)	6,250,000	6,249,368
0.16%, due 8/6/10 (b)	5,300,000	5,299,882
Federal Home Loan Mortgage Corporation (Discount Notes)
0.11%, due 8/4/10 (b)	7,750,000	7,749,929
0.22%, due 12/8/10 (b)	1,715,000	1,713,648
0.26%, due 12/21/10 (b)	2,400,000	2,397,539
Federal National Mortgage Association
2.875%, due 10/12/10	2,000,000	2,009,389
Federal National Mortgage Association (Discount Notes)
0.23%, due 11/17/10 (b)	2,660,000	2,658,165
0.33%, due 2/22/11 (b)	3,600,000	3,593,235
United States Treasury Bills
0.09%, due 8/12/10 (b)	6,250,000	6,249,826
0.137%, due 8/5/10 (b)	5,500,000	5,499,904
0.152%, due 8/26/10 (b)	8,750,000	8,749,175
United States Treasury Notes
0.875%, due 1/31/11	9,000,000	9,021,247
0.875%, due 3/31/11	4,000,000	4,011,726
1.50%, due 10/31/10	6,200,000	6,216,622
2.00%, due 9/30/10	9,200,000	9,224,186
2.375%, due 8/31/10	3,400,000	3,405,631
		104,181,635
Total Short-Term Investments (Amortized Cost $527,425,917) (e)	100.4%	527,425,917

Other Assets, Less Liabilities	(0.4)	(2,093,646)
Net Assets	100.0%	$525,332,271

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Securities	$—	$22,022,977	$—	$22,022,977
Commercial Paper	—	316,106,951	—	316,106,951
Corporate Bonds	—	30,010,354	—	30,010,354
Repurchase Agreements	—	55,104,000	—	55,104,000
U.S. Government & Federal Agencies	—	104,181,635	—	104,181,635
Total Investments in Securities	$—	$527,425,917	$—	$527,425,917

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Principal Preservation Fund
Portfolio of Investments July 31, 2010 unaudited
Principal Amount	Amortized Cost
Short-Term Investments 100.5%†
Asset-Backed Securities 4.2%
Ally Auto Receivables Trust
Series 2010-1, Class A1 0.323%, due 4/15/11	$111,894	$111,894
Series 2010-2, Class A1 0.586%, due 7/15/11	505,375	505,375
Bank of America Auto Trust Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	198,397	198,397
BMW Vehicle Owner Trust Series 2010-A, Class A1 0.279%, due 4/25/11	97,223	97,223
Chrysler Financial Auto Securitization Trust Series 2009-B, Class A1 0.306%, due 12/8/10 (a)	89,292	89,292
CNH Equipment Trust Series 2010-A, Class A1 0.354%, due 4/15/11	544,310	544,310
Ford Credit Auto Owner Trust
Series 2010-A, Class A1 0.384%, due 5/15/11 (a)	458,245	458,245
Series 2010-B, Class A1 0.506%, due 8/15/11 (a)	550,000	550,000
Honda Auto Receivables Owner Trust Series 2010-1, Class A1 0.269%, due 2/22/11	426,248	426,248
John Deere Owner Trust Series 2010-A, Class A1 0.344%, due 5/16/11	488,094	488,094
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A1 0.309%, due 5/13/11	415,342	415,342
MMAF Equipment Finance LLC Series 2009-AA, Class A1 0.398%, due 12/15/10 (a)	40,401	40,401
Navistar Financial Corp. Owner Trust Series 2010-A, Class A1 0.608%, due 6/20/11 (a)	671,214	671,214
Volvo Financial Equipment LLC Series 2010-1A, Class A1 0.51%, due 5/16/11 (a)	639,712	639,712
		5,235,747

Commercial Paper 56.9%
Abbot Laboratories
0.18%, due 8/30/10 (a)(b)	1,000,000	999,855
0.23%, due 8/3/10 (a)(b)	1,000,000	999,987
American Honda Finance Corp.
0.21%, due 8/10/10 (b)	1,200,000	1,199,937
0.21%, due 9/10/10 (b)	1,250,000	1,249,708
American Water Capital Corp. 0.40%, due 8/4/10 (a)(b)	400,000	399,987
AT&T, Inc. 0.20%, due 9/13/10 (a)(b)	1,200,000	1,199,713
Baker Hughes, Inc.
0.18%, due 8/5/10 (a)(b)	1,500,000	1,499,970
0.19%, due 8/19/10 (a)(b)	800,000	799,924
Basin Electric Power Cooperative
0.21%, due 8/13/10 (a)(b)	600,000	599,958
0.25%, due 8/9/10 (a)(b)	900,000	899,950
Becton, Dickinson & Co. 0.23%, due 8/31/10 (b)	1,250,000	1,249,760
BNP Paribas Finance, Inc. 0.30%, due 8/9/10 (b)	1,600,000	1,599,893
Brown-Forman Corp.
0.21%, due 8/23/10 (a)(b)	785,000	784,899
0.21%, due 9/8/10 (a)(b)	1,198,000	1,197,734
Coca-Cola Co. (The)
0.24%, due 8/18/10 (a)(b)	1,200,000	1,199,864
0.25%, due 10/12/10 (a)(b)	1,250,000	1,249,375
Colgate-Palmolive Co. 0.16%, due 8/26/10 (a)(b)	1,400,000	1,399,844
Duke Energy Corp. 0.38%, due 8/17/10 (a)(b)	500,000	499,916
DuPont E.I. De NeMours Co. 0.18%, due 8/6/10 (a)(b)	1,250,000	1,249,969
Emerson Electric Co.
0.20%, due 9/21/10 (a)(b)	1,500,000	1,499,575
0.21%, due 8/4/10 (a)(b)	1,200,000	1,199,979
FPL Group Capital, Inc. 0.40%, due 8/10/10 (a)(b)	500,000	499,950
General Mills, Inc. 0.32%, due 8/4/10 (a)(b)	500,000	499,987
Google, Inc.
0.18%, due 9/2/10 (a)(b)	1,000,000	999,840
0.20%, due 9/20/10 (a)(b)	1,500,000	1,499,583
Hewlett-Packard Co.
0.18%, due 8/20/10 (a)(b)	1,500,000	1,499,858
0.19%, due 8/16/10 (a)(b)	1,750,000	1,749,861
Illinois Tool Works, Inc.
0.20%, due 8/10/10 (a)(b)	600,000	599,970
0.21%, due 9/10/10 (a)(b)	900,000	899,790
International Business Machines Corp.
0.17%, due 8/2/10 (a)(b)	1,250,000	1,249,994
0.18%, due 8/12/10 (a)(b)	1,750,000	1,749,904
John Deere Bank S.A.
0.21%, due 8/9/10 (a)(b)	1,250,000	1,249,942
0.21%, due 8/18/10 (a)(b)	1,200,000	1,199,881
Johnson & Johnson 0.19%, due 8/5/10 (a)(b)	300,000	299,994
JPMorgan Chase & Co.
0.21%, due 8/25/10 (b)	1,500,000	1,499,790
0.23%, due 8/18/10 (b)	1,750,000	1,749,810
Kimberly-Clark Worldwide, Inc.
0.17%, due 8/3/10 (a)(b)	575,000	574,995
0.18%, due 8/4/10 (a)(b)	800,000	799,988
0.18%, due 8/16/10 (a)(b)	750,000	749,944
L'Oreal USA, Inc. 0.18%, due 8/25/10 (a)(b)	675,000	674,919
McDonald's Corp. 0.22%, due 8/3/10 (a)(b)	1,500,000	1,499,982
Merck & Co., Inc.
0.19%, due 8/27/10 (a)(b)	1,500,000	1,499,794
0.19%, due 9/1/10 (a)(b)	1,250,000	1,249,795
National Cooperative Services Corp. 0.38%, due 8/3/10 (a)(b)	900,000	899,981
Nestle Capital Corp.
0.20%, due 8/19/10 (a)(b)	1,750,000	1,749,825
0.20%, due 9/7/10 (a)(b)	1,500,000	1,499,692
NSTAR Electric Co. 0.20%, due 8/12/10 (b)	1,750,000	1,749,893
PepsiCo, Inc.
0.165%, due 8/11/10 (a)(b)	800,000	799,963
0.20%, due 8/30/10 (a)(b)	1,250,000	1,249,799
Pitney Bowes, Inc. 0.18%, due 8/6/10 (a)(b)	1,500,000	1,499,962
Praxair, Inc. 0.18%, due 8/5/10 (b)	940,000	939,982
Private Export Funding Corp.
0.31%, due 10/20/10 (a)(b)	1,500,000	1,498,967
0.35%, due 12/20/10 (a)(b)	1,500,000	1,497,944
Procter & Gamble Co.
0.18%, due 8/10/10 (a)(b)	1,500,000	1,499,932
0.20%, due 9/13/10 (a)(b)	1,500,000	1,499,642
Siemens Captal Co. LLC 0.19%, due 8/26/10 (a)(b)	1,500,000	1,499,802
Straight-A Funding LLC
0.33%, due 8/12/10 (a)(b)	1,500,000	1,499,849
0.35%, due 8/4/10 (a)(b)	900,000	899,974
0.42%, due 9/9/10 (a)(b)	400,000	399,818
Wal-Mart Stores, Inc. 0.18%, due 8/2/10 (a)(b)	1,750,000	1,749,991
Walt Disney Co. (The)
0.18%, due 8/18/10 (a)(b)	700,000	699,941
0.18%, due 8/20/10 (a)(b)	850,000	849,919
		71,262,244
Corporate Bonds 6.7%
Bank of America Corp. 1.036%, due 12/2/10 (c)(d)	1,100,000	1,102,220
Berkshire Hathaway, Inc. 0.354%, due 2/10/11 (c)	2,100,000	2,100,104
General Electric Capital Corp.
0.617%, due 3/11/11 (c)(d)	1,100,000	1,100,680
1.167%, due 12/9/10 (c)(d)	2,200,000	2,205,831
SunTrust Bank 1.187%, due 12/16/10 (c)(d)	1,900,000	1,905,443
		8,414,278

Repurchase Agreements 10.0%
Bank of America N.A. 0.17%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $3,503,066 (Collateralized by a United States Treasury Bill Principal with a zero coupon and a maturity date of 10/21/10, with a Principal Amount of $3,574,300 and a Market Value of $3,573,120)	3,503,000	3,503,000
Deutsche Bank Securities, Inc. 0.18%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $3,000,045 (Collateralized by a United States Treasury Note with a rate of 3.5% and a maturity date of 5/15/20, with a Principal Amount of $2,916,400 and a Market Value of $3,060,057)	3,000,000	3,000,000
Morgan Stanley Co. 0.18%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $3,000,060 (Collateralized by a United States Treasury Bond with a rate of 4.5% and a maturity date of 2/15/36, with a Principal Amount of $2,786,100 and a Market Value of $3,060,032)	3,000,000	3,000,000
SG Americas Securities LLC 0.18%, dated 7/29/10 due 8/2/10 Proceeds at Maturity $3,000,060 (Collateralized by United States Treasury Notes with rates between 1.5%-2.5% and a maturity dates between 10/31/10-3/31/13, with a Principal Amount of $3,014,100 and a Market Value of $3,060,001)	3,000,000	3,000,000
		12,503,000
U.S. Government & Federal Agencies 22.7%
Federal Farm Credit Bank
3.75%, due 12/6/10	500,000	505,942
5.25%, due 9/13/10	1,000,000	1,005,420
Federal Home Loan Bank
0.302%, due 7/29/11 (c)	1,500,000	1,500,000
0.50%, due 10/29/10	500,000	500,000
0.55%, due 8/4/10	1,000,000	1,000,003
Federal Home Loan Bank (Discount Notes)
0.14%, due 8/27/10 (b)	1,500,000	1,499,848
0.16%, due 8/6/10 (b)	800,000	799,982
Federal Home Loan Mortgage Corporation (Discount Notes)
0.11%, due 8/4/10 (b)	2,000,000	1,999,982
0.22%, due 12/8/10 (b)	1,700,000	1,698,660
0.26%, due 12/21/10 (b)	400,000	399,590
Federal National Mortgage Association 2.875%, due 10/12/10	2,000,000	2,009,389
Federal National Mortgage Association (Discount Notes)
0.23%, due 11/17/10 (b)	640,000	639,558
0.33%, due 2/22/11 (b)	600,000	598,873
United States Treasury Bills
0.09%, due 8/12/10 (b)	1,500,000	1,499,958
0.137%, due 8/5/10 (b)	2,735,000	2,734,955
0.152%, due 8/26/10 (b)	2,200,000	2,199,792
United States Treasury Notes
0.875%, due 1/31/11	1,500,000	1,503,764
0.875%, due 3/31/11	250,000	250,733
1.50%, due 10/31/10	2,000,000	2,005,361
2.00%, due 9/30/10	3,000,000	3,007,884
2.375%, due 8/31/10	1,100,000	1,101,822
		28,461,516

Total Short-Term Investments (Amortized Cost $125,876,785) (e)	100.5%	125,876,785

Other Assets, Less Liabilities	(0.5)	(620,493)

Net Assets	100.0%	$125,256,292

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at July 31, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Securities	$—	$5,235,747	$—	$5,235,747
Commercial Paper	—	71,262,244	—	71,262,244
Corporate Bonds	—	8,414,278	—	8,414,278
Repurchase Agreements	—	12,503,000	—	12,503,000
U.S. Government & Federal Agencies	—	28,461,516	—	28,461,516
Total Investments in Securities	$—	$125,876,785	$—	$125,876,785

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund
Portfolio of Investments July 31, 2010 unaudited
		Principal Amount	Value
	Municipal Bonds 98.7%†
	Alabama 0.4%
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan Series B, Insured: AMBAC 4.125%, due 2/15/14 (a)	$1,550,000	$1,414,546

	Arizona 3.8%
	Arizona Health Facilities Authority Revenue, Banner Health Series A 5.00%, due 1/1/19	700,000	753,214
	Pima County Industrial Development Authority Lease Revenue, Metro Police Facility Series A 6.00%, due 7/1/41	4,000,000	4,319,160
	Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. 5.75%, due 9/1/29	1,000,000	1,023,160
	Salt Verde Financial Corp. Senior Gas Revenue 5.00%, due 12/1/37	5,000,000	4,457,600
	Scottsdale Arizona Industrial Development Authority Hospital Revenue, Scottsdale Healthcare 5.00%, due 9/1/17	1,720,000	1,836,100
			12,389,234
	California 13.8%
	California Health Facilities Financing Authority Revenue, Catholic Healthcare
	Series G 5.25%, due 7/1/23	575,000	594,383
	Series A 6.00%, due 7/1/34	3,000,000	3,245,010
	California Health Facilities Financing Authority Revenue, Providence Health Services Series B 5.50%, due 10/1/39	535,000	564,511
	California Infrastructure & Economic Development Bank Revenue, California Independent System Operator Corp. Series A 5.50%, due 2/1/30	5,400,000	5,556,924
	California State
	5.625%, due 4/1/26	2,500,000	2,703,250
	6.00%, due 11/1/35	2,500,000	2,685,075
	California State Public Works Revenue, Various Capital Project Series G1 5.75%, due 10/1/30	1,000,000	1,034,470
	California State, Refunding 6.25%, due 11/1/34	5,000,000	5,500,800
	California Statewide Communities Development Authority Revenue, Aspire Public School 6.375%, due 7/1/45	3,000,000	3,042,660
	Golden State Tobacco Securitization Corp. Series A 4.50%, due 6/1/27	4,595,000	3,998,339
	Hayward, California Unified School District, Capital Appreciation Election Series A, Insured: AGM (zero coupon), due 8/1/36 (b)	12,500,000	2,058,125
	Los Angeles, California Harbor Department Revenue Series B 5.25%, due 8/1/34	3,500,000	3,697,855
	Los Rios, California Community College District Election Series D 5.375%, due 8/1/34	4,000,000	4,247,600
	Morongo, California Unified School District Election Series B 5.25%, due 8/1/38	3,600,000	3,696,840
	Sacramento, California Unified School District Election Series C 5.125%, due 7/1/31	1,945,000	1,998,235
			44,624,077
	Colorado 1.0%
	Fronterra Village Metropolitan District, Colorado, Refunding Insured: CIFG 4.375%, due 12/1/36 (c)	1,580,000	1,099,712
	North Range Village Metropolitan District, Colorado, Refunding & Improvement Insured: CIFG 4.25%, due 12/1/36 (c)	1,820,000	1,308,525
	Sand Creek Metropolitan District Insured: RADIAN 4.625%, due 12/1/31 (d)	875,000	713,694
			3,121,931
	Delaware 0.7%
	Delaware State Economic Development Authority Revenue Pollution Control, Delmarva Power Series C, Insured: AMBAC 4.90%, due 5/1/26 (a)	2,250,000	2,277,788

	District of Columbia 0.1%
	District of Columbia Water and Sewer Authority Revenue, Public Utilities Insured: AGM 5.50%, due 10/1/28 (b)	400,000	478,260

	Florida 9.1%
¤	Citizens Property Insurance Corp. Revenue
	Series A-1 5.25%, due 6/1/17	3,500,000	3,703,420
	6.00%, due 6/1/16	2,220,000	2,441,045
	Florida Hurricane Catastrophe Fund, Florida Finance Corp. Revenue Series A 5.00%, due 7/1/14	2,000,000	2,168,780
	Highlands County Florida Health Facilities Authority Revenue Hospital, Adventist Health Systems Series D 5.375%, due 11/15/35 (e)	4,500,000	5,095,125
	Miami-Dade County Florida Aviation International Airport Revenue
	Series A 5.50%, due 10/1/26 (f)	2,000,000	2,079,840
	Series A-1 5.50%, due 10/1/29	3,000,000	3,188,310
	Miami-Dade County Florida Solid Waste System Revenue Insured: MBIA 5.00%, due 10/1/19 (g)	1,735,000	1,871,215
	Miami-Dade County Florida Special Obligation, Subordinate Series B (zero coupon), due 10/1/31	16,935,000	4,426,301
	South Florida Water Management District Insured: AMBAC 5.00%, due 10/1/20 (a)	3,985,000	4,307,028
			29,281,064
	Georgia 3.6%
¤	Atlanta, Georgia Water & Wastewater Revenue
	Series A 6.00%, due 11/1/22	2,000,000	2,281,240
	6.25%, due 11/1/39	3,500,000	3,839,640
	DeKalb County Hospital Authority Medical Center, Inc. 6.125%, due 9/1/40	3,500,000	3,543,085
	Fulton County Georgia Development Authority Revenue, Piedmont Healthcare, Inc. Series A 5.00%, due 6/15/32	2,050,000	2,085,157
			11,749,122
	Hawaii 1.0%
	Hawaii State Department of Budget and Finance Revenue, Hawaiian Electric Co. 6.50%, due 7/1/39	3,000,000	3,277,590

	Illinois 6.2%
	Bourbonnais, IIlinois Industrial Project Revenue 6.00%, due 11/1/35	1,000,000	1,037,890
¤	Chicago, Illinois Housing Authority Capital Program Revenue Insured: FSA 5.00%, due 7/1/23 (h)	7,000,000	7,409,010
	Chicago, Illinois Waterworks Revenue Insured: FGIC 6.50%, due 11/1/15 (i)	3,005,000	3,671,930
	Cook County, lllinois Series A, Insured: FGIC 5.00%, due 11/15/28 (i)	125,000	125,980
	Illinois Finance Authority Revenue, Refunding, OSF Healthcare System Series A 6.00%, due 5/15/39	3,250,000	3,292,867
	Illinois State Sales Tax Revenue Second Series, Insured: FGIC 5.50%, due 6/15/17 (i)	4,000,000	4,627,960
			20,165,637
	Indiana 0.4%
	Indianapolis, Indiana Public Improvement Bond Bank Series A 5.50%, due 1/1/38	1,100,000	1,200,903
	Whiting, Indiana Environmental Facilities Revenue 2.80%, due 6/1/44	200,000	187,274
			1,388,177
	Iowa 1.1%
	Council Bluffs Community School District, Infrastructure Sales Services Tax Revenue
	Series B 5.00%, due 7/1/29	2,065,000	2,113,713
	5.00%, due 1/1/30	1,500,000	1,527,420
			3,641,133
	Kansas 1.0%
	Arkansas City Public Building Commission Revenue, South Central Regional Medical Center 7.00%, due 9/1/29	3,000,000	3,177,420

	Louisiana 3.5%
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Series A, Insured: AMBAC 5.625%, due 10/1/16 (a)	1,425,000	1,429,261
	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Mission Aries 6.75%, due 7/1/39	4,000,000	4,401,800
	Louisiana Public Facilities Authority Revenue, Christus Health Series A 6.00%, due 7/1/29	1,600,000	1,709,184
	Louisiana State Citizens Property Insurance Corp. Assessment Revenue Series B, Insured: AMBAC 5.00%, due 6/1/20 (a)	2,340,000	2,421,783
	New Orleans, Louisiana Sewer Service Revenue
	6.00%, due 6/1/24	500,000	541,635
	6.25%, due 6/1/29	750,000	801,870
			11,305,533
	Maine 0.3%
	Portland Airport Revenue Insured: AGM 5.25%, due 1/1/35 (b)	1,000,000	1,037,190

	Massachusetts 6.0%
¤	Massachusetts Educational Financing Authority Revenue
	Series B 5.70%, due 1/1/31 (f)	3,000,000	3,039,090
	Series I 6.00%, due 1/1/28	4,000,000	4,266,440
	Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup Series E2 5.00%, due 7/1/18	3,500,000	3,777,340
¤	Massachusetts State Health & Educational Facilities Authority Revenue, Suffolk University Series A 6.25%, due 7/1/30	7,550,000	8,188,126
			19,270,996
	Michigan 1.5%
	Detroit, Michigan Sewer Disposal Revenue Series B, Insured: AGM 7.50%, due 7/1/33 (b)	3,900,000	4,708,509
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	250,000	199,102
			4,907,611
	Missouri 0.6%
	Cape Girardeau County Industrial Development Authority Series A 5.75%, due 6/1/39	1,850,000	1,921,207

	Nevada 1.3%
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport Series A-2, Insured: AMBAC 5.00%, due 7/1/26 (a)	4,000,000	4,109,280

	New Jersey 9.2%
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project-Provident Group-Montclair LLC 5.375%, due 6/1/25	3,000,000	3,032,880
	New Jersey Health Care Facilities Financing Authority Revenue, Cigarette Tax 5.625%, due 6/15/18	5,000,000	5,001,850
	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center 5.25%, due 1/1/31	2,760,000	2,880,391
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series A 5.75%, due 10/1/31	2,000,000	2,154,840
	New Jersey State Higher Education Assistance Authority Revenue, Student Loan Series A 6.125%, due 6/1/30 (f)	4,000,000	4,251,200
	Newark, New Jersey Housing Authority Revenue, South Ward Police Facility 6.75%, due 12/1/38	4,000,000	4,587,560
	Tobacco Settlement Financing Corp. Series 1A 4.50%, due 6/1/23	2,800,000	2,573,508
	Trenton, New Jersey
	5.00%, due 7/15/17	1,745,000	1,959,304
	5.00%, due 7/15/18	1,295,000	1,447,486
	5.00%, due 7/15/19	1,525,000	1,698,957
			29,587,976
	New Mexico 0.9%
	New Mexico Finance Authority State Transportation Revenue Series A, Insured: MBIA 5.00%, due 6/15/22 (g)	2,750,000	3,027,447

	New York 4.9%
	Albany Industrial Development Agency Civic Facility Revenue Series A 5.50%, due 5/1/32	1,215,000	1,298,835
¤	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America
	5.125%, due 1/15/44	3,150,000	3,184,051
	5.625%, due 7/15/47	1,400,000	1,434,510
	6.375%, due 7/15/49	1,950,000	2,043,698
	New York State Dormitory Authority Revenue
	Series A, Insured: MBIA 6.00%, due 7/1/19 (g)	2,000,000	2,480,600
	Series B 7.50%, due 5/15/11 (e)	1,250,000	1,317,225
	New York State Environmental Facilities Corp. Pollution Control Revenue, State Water Revolving Fund Series A 7.50%, due 6/15/12	30,000	30,182
	Port Authority of New York and New Jersey 5.00%, due 10/1/22 (f)	3,725,000	3,899,516
			15,688,617
	North Carolina 2.0%
	North Carolina Eastern Municipal Power Agency Systems Revenue Series A 5.50%, due 1/1/12	2,000,000	2,123,300
	North Carolina Turnpike Authority Series A 5.75%, due 1/1/39	4,000,000	4,312,160
			6,435,460
	North Dakota 0.5%
	Mclean County North Dakota Solid Waste Facilities Revenue Series A 4.875%, due 7/1/26	1,500,000	1,512,870

	Ohio 1.3%
	Lucas County Ohio Hospital Revenue, Promedica Healthcare Obligated Group Insured: AMBAC 5.375%, due 11/15/29 (a)	2,830,000	2,849,216
	Toledo-Lucas County Port Authority Development Revenue
	Series A 5.10%, due 5/15/12	320,000	319,011
	Series B 6.25%, due 5/15/24 (f)	1,030,000	1,005,280
			4,173,507
	Pennsylvania 1.8%
	Montgomery County Industrial Development Authority
	5.25%, due 8/1/33	275,000	285,271
	5.75%, due 8/1/30	1,000,000	1,054,070
	Pennsylvania State Turnpike Commission Revenue Series B 5.75%, due 6/1/39	4,000,000	4,365,520
			5,704,861
	Puerto Rico 5.1%
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Series C, Insured: AMBAC 5.50%, due 7/1/23 (a)	5,000,000	5,483,050
	Puerto Rico Commonwealth, Refunding, Public Improvement Series B 6.50%, due 7/1/37	5,000,000	5,551,250
	Puerto Rico Electric Power Authority Revenue Series WW 5.25%, due 7/1/33	3,000,000	3,031,800
	Puerto Rico Sales Tax Financing Corp. Revenue Series C 6.00%, due 8/1/39	2,250,000	2,436,457
			16,502,557
	South Carolina 2.7%
	South Carolina Jobs-Economic Development Authority/Economic Development Revenue, Bon Secours-St. Francis Medical Center Series A 5.625%, due 11/15/30	935,000	1,042,338
¤	South Carolina State Ports Authority Revenue Insured: AGM 5.30%, due 7/1/26 (b)(f)	7,500,000	7,507,125
			8,549,463
	Tennessee 1.2%
	Johnson City Tennessee Health And Educational Facilities Board Hospital Revenue Series A 6.50%, due 7/1/38	1,500,000	1,598,070
	Memphis-Shelby County Tennessee Airport Authority Revenue, Refunding Series B 5.75%, due 7/1/24 (f)	1,800,000	1,914,624
	Sevier County Tennessee Public Building Authority 1.60%, due 6/1/31	315,000	315,000
			3,827,694
	Texas 7.4%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Revenue Series A, Insured: FGIC 6.00%, due 11/1/28 (f)(i)	4,000,000	4,005,520
	Gulf Coast Waste Disposal Authority, Texas Environmental Facilities Revenue 2.30%, due 1/1/42	3,000,000	2,815,950
	Houston, Texas Airport System Revenue Series B, Insured: FGIC 5.00%, due 7/1/22 (i)	2,985,000	3,181,413
	La Vernia Texas Higher Education Finance Corp. Revenue Series A 6.25%, due 8/15/39	865,000	890,838
¤	North Texas Throughway Authority Revenue
	Series F 5.75%, due 1/1/38	3,000,000	3,146,430
	Series A 6.25%, due 2/1/23	2,800,000	2,951,480
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue 7.50%, due 6/30/33	5,500,000	5,966,070
	Texas State, Public Finance Authority, Charter School Finance Corp. Revenue Series A 6.20%, due 2/15/40	1,000,000	1,019,430
			23,977,131
	U.S. Virgin Islands 2.1%
¤	Virgin Islands Public Finance Authority Series A 6.75%, due 10/1/37	6,000,000	6,707,100

	Utah 0.3%
	Herrriman Utah Special Assessment
	5.00%, due 11/1/24	575,000	585,310
	5.00%, due 11/1/29	425,000	422,369
			1,007,679
	Virginia 1.6%
	Capital Beltway Funding Corp. Revenue Series B 5.00%, due 12/31/47 (f)	5,000,000	5,000,000

	Washington 0.3%
	FYI Properties Wash Lease Revenue 5.50%, due 6/1/39	1,000,000	1,060,580

	Wisconsin 1.3%
	Wisconsin State Health & Educational Facilities Authority Revenue
	5.00%, due 7/1/20	1,785,000	1,799,637
	5.00%, due 7/1/25	2,270,000	2,258,105
			4,057,742
	Wyoming 0.7%
	Campbell County, Wyoming Solid Waste Facilities Revenue Series A 5.75%, due 7/15/39	2,000,000	2,195,740
	Total Municipal Bonds (Cost $304,165,381)		318,554,220

	Total Investments (Cost $304,165,381) (j)	98.7%	318,554,220

	Other Assets, Less Liabilities	1.3	4,161,678
	Net Assets	100.0%	$322,715,898

¤	Among the Fund's 10 largest issuers held, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	AMBAC - Ambac Assurance Corp.
(b)	AGM - Assured Guaranty Municipal
(c)	CIFG - CIFG Group
(d)	RADIAN - Radian Asset Assurance Inc.
(e)	Pre-refunding Security - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.
(f)	Interest on these securities is subject to alternative minimum tax.
(g)	MBIA - MBIA Insurance Corp.
(h)	FSA - Financial Security Assurance, Inc.
(i)	FGIC - Financial Guaranty Insurance Co.
(j)	At July 31, 2010, cost is $304,165,381 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,567,312
Gross unrealized depreciation	(178,473)
Net unrealized appreciation	$14,388,839

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$318,554,220	$—	$318,554,220
Total Investments in Securities	$—	$318,554,220	$—	$318,554,220

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2010 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and follow the significant accounting policies described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Investments in other mutual funds are valued at their net asset values ("NAVs") as of the close of the Exchange on the valuation date. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Portfolio securities held by the Money Market and the Principal Preservation Funds are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between cost and the value on maturity date.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2010, the Convertible, Diversified Income, Government, High Yield Corporate Bond, and Income Builder Funds held securities with values of $915, $265,425, $1,473,396, $73,447,735, and $1,024,363, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds, including the International Equity Fund principally trade and the time at which each Fund’s NAVs is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At July 31, 2010, foreign equity securities held by all the Funds were not fair valued.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participations would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2010, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended July 31, 2010, there have been no changes to the fair value methodologies.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell, and could have the effect of decreasing the overall level of a Fund's liquidity. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchased, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosure requirements are effective for interim and annual reporting periods beginning after December 15,2009 except for the disclosures about purchased, sales, issuances, and settlements in the roll forward activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. As of July 31, 2001, the Funds have adopted ASU 2010-06. The adoption of ASU 2010-06 has not impacted the amounts reported in the financial statements; however, there are additional disclosures in the Funds’ Portfolio of Investments.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 29, 2010